2013 Annual Report

RiverSource®
Innovations Select Variable Annuity

45313 W (5/14)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account 2 that is offered through RiverSource® Innovations Select Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS Bal	AB VPS	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Global Thematic	Gro & Inc,	Intl Val,	Inflation Prot,
Dec. 31, 2013	Cl B	Gro, Cl B	Cl B	Cl B	Cl II

Assets

Investments, at fair value(1),(2)	$220,428	$126,698	$177,900	$848,865	$926,649
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	42	199
Receivable for share redemptions	238	144	192	1,074	1,129

Total assets	220,666	126,842	178,092	849,981	927,977

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	209	127	168	958	1,005
Administrative charge	29	17	23	116	124
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	42	199

Total liabilities	238	144	191	1,116	1,328

Net assets applicable to contracts in accumulation period	219,612	125,416	175,540	848,024	916,367
Net assets applicable to seed money	816	1,282	2,361	841	10,282

Total net assets	$220,428	$126,698	$177,901	$848,865	$926,649

(1) Investment shares	16,149	6,278	6,471	57,124	88,675
(2) Investments, at cost	$168,125	$ 89,249	$132,636	$883,352	$953,570

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl I

Assets

Investments, at fair value(1),(2)	$933	$4,946	$1,231,544	$69,580	$2,309
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1	7	1,715	91	2

Total assets	934	4,953	1,233,259	69,671	2,311

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	7	1,429	82	2
Administrative charge	—	—	172	9	—
Contract terminations	—	—	114	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1	7	1,715	91	2

Net assets applicable to contracts in accumulation period	3	2,977	1,230,319	67,729	—
Net assets applicable to seed money	930	1,969	1,225	1,851	2,309

Total net assets	$933	$4,946	$1,231,544	$69,580	$2,309

(1) Investment shares	87	268	84,817	8,225	96
(2) Investments, at cost	$673	$3,123	$ 838,183	$64,661	$1,502

See accompanying notes to financial statements.

2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$986,757	$773,047	$1,851,509	$765,616	$203,057
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	67	—
Receivable for share redemptions	—	—	—	—	—

Total assets	986,757	773,047	1,851,509	765,683	203,057

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,036	804	2,076	844	232
Administrative charge	130	106	255	104	26
Contract terminations	—	—	18	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,166	910	2,349	948	258

Net assets applicable to contracts in accumulation period	966,616	766,737	1,848,712	764,131	183,339
Net assets applicable to seed money	18,975	5,400	448	604	19,460

Total net assets	$985,591	$772,137	$1,849,160	$764,735	$202,799

(1) Investment shares	986,757	77,150	102,463	48,487	28,439
(2) Investments, at cost	$986,611	$812,913	$1,361,308	$726,680	$190,428

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$274,174	$84,813	$34,086	$22,454	$476,005
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	274,174	84,813	34,086	22,454	476,005

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	288	108	37	18	502
Administrative charge	36	13	4	3	62
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	324	121	41	21	564

Net assets applicable to contracts in accumulation period	273,025	78,078	32,483	20,715	474,077
Net assets applicable to seed money	825	6,614	1,562	1,718	1,364

Total net assets	$273,850	$84,692	$34,045	$22,433	$475,441

(1) Investment shares	31,551	9,693	2,348	2,174	15,385
(2) Investments, at cost	$294,309	$94,485	$27,528	$13,349	$334,725

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP Man	Col VP Man	Col VP Man	Col VP Man	Col VP
	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,	Marsico Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 1

Assets

Investments, at fair value(1),(2)	$170	$80,848	$155,319	$2,669,371	$46,538
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	170	80,848	155,319	2,669,371	46,538

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	85	157	1,945	50
Administrative charge	—	11	20	271	6
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	—	96	177	2,216	56

Net assets applicable to contracts in accumulation period	—	80,582	154,972	2,666,985	44,831
Net assets applicable to seed money	170	170	170	170	1,651

Total net assets	$170	$80,752	$155,142	$2,667,155	$46,482

(1) Investment shares	17	7,737	13,955	227,374	1,550
(2) Investments, at cost	$170	$79,920	$152,946	$2,626,291	$27,937

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$3,800	$76,829	$1,684	$1,130,671	$1,008
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	3,800	76,829	1,684	1,130,671	1,008

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3	83	1	1,174	—
Administrative charge	—	10	—	151	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	3	93	1	1,325	—

Net assets applicable to contracts in accumulation period	2,362	75,850	—	1,128,500	—
Net assets applicable to seed money	1,435	886	1,683	846	1,008

Total net assets	$3,797	$76,736	$1,683	$1,129,346	$1,008

(1) Investment shares	205	4,271	103	84,885	63
(2) Investments, at cost	$2,512	$52,197	$1,218	$ 670,085	$ 691

See accompanying notes to financial statements.

4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Assets

Investments, at fair value(1),(2)	$40,216	$849,900	$3,210	$14,383	$271,680
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	5	14	378

Total assets	40,216	849,900	3,215	14,397	272,058

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	41	918	5	12	317
Administrative charge	5	112	—	2	38
Contract terminations	—	—	—	—	23
Payable for investments purchased	—	—	—	—	—

Total liabilities	46	1,030	5	14	378

Net assets applicable to contracts in accumulation period	39,065	844,567	2,119	13,283	271,229
Net assets applicable to seed money	1,105	4,303	1,091	1,100	451

Total net assets	$40,170	$848,870	$3,210	$14,383	$271,680

(1) Investment shares	1,972	83,160	510	691	15,246
(2) Investments, at cost	$30,096	$850,653	$4,127	$10,104	$147,141

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Dec. 31, 2013 (continued)	Serv	Serv	Serv	Inc	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$2,162	$1,434	$1,542	$52,948	$6,888,510
Dividends receivable	8	—	—	175	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3	1	1	67	8,262

Total assets	2,173	1,435	1,543	53,190	6,896,772

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3	1	1	60	7,159
Administrative charge	—	—	—	7	923
Contract terminations	—	—	—	—	180
Payable for investments purchased	8	—	—	175	—

Total liabilities	11	1	1	242	8,262

Net assets applicable to contracts in accumulation period	—	—	—	24,358	6,887,521
Net assets applicable to seed money	2,162	1,434	1,542	28,590	989

Total net assets	$2,162	$1,434	$1,542	$52,948	$6,888,510

(1) Investment shares	45	75	130	5,615	203,983
(2) Investments, at cost	$1,617	$1,370	$1,751	$52,628	$5,329,369

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$463,074	$1,002,798	$2,123,052	$378,241	$7,040
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	166	—	—	—
Receivable for share redemptions	603	1,209	2,564	417	9

Total assets	463,677	1,004,173	2,125,616	378,658	7,049

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	540	1,075	2,242	367	9
Administrative charge	63	134	283	50	1
Contract terminations	—	—	39	—	—
Payable for investments purchased	—	166	—	—	—

Total liabilities	603	1,375	2,564	417	10

Net assets applicable to contracts in accumulation period	461,693	1,002,133	2,122,121	377,332	5,185
Net assets applicable to seed money	1,381	665	931	909	1,854

Total net assets	$463,074	$1,002,798	$2,123,052	$378,241	$7,039

(1) Investment shares	8,186	82,944	59,636	18,478	438
(2) Investments, at cost	$247,506	$1,033,793	$1,701,608	$310,894	$6,396

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$1,406	$1,418,491	$1,753,611	$429,740	$1,958
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	56	—
Receivable for share redemptions	1	1,626	1,997	543	2

Total assets	1,407	1,420,117	1,755,608	430,339	1,960

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	1,440	1,764	483	2
Administrative charge	—	186	233	60	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	56	—

Total liabilities	1	1,626	1,997	599	2

Net assets applicable to contracts in accumulation period	—	1,417,766	1,753,149	429,002	—
Net assets applicable to seed money	1,406	725	462	738	1,958

Total net assets	$1,406	$1,418,491	$1,753,611	$429,740	$1,958

(1) Investment shares	51	52,227	81,073	23,104	129
(2) Investments, at cost	$ 905	$ 975,645	$1,316,350	$394,014	$1,507

See accompanying notes to financial statements.

6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Dec. 31, 2013 (continued)	Inst	Inst	Ser II	Ser II	Ser II

Assets

Investments, at fair value(1),(2)	$809,916	$1,690	$3,427	$2,133,683	$2,207
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,049	1	4	2,978	2

Total assets	810,965	1,691	3,431	2,136,661	2,209

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	934	1	4	2,450	1
Administrative charge	112	—	—	296	—
Contract terminations	3	—	—	232	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,049	1	4	2,978	1

Net assets applicable to contracts in accumulation period	808,904	—	—	2,132,533	—
Net assets applicable to seed money	1,012	1,690	3,427	1,150	2,208

Total net assets	$809,916	$1,690	$3,427	$2,133,683	$2,208

(1) Investment shares	43,450	102	69	120,683	77
(2) Investments, at cost	$644,697	$1,349	$2,494	$1,506,211	$1,434

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser II	Serv

Assets

Investments, at fair value(1),(2)	$50,717	$59,479	$70,999	$415,571	$40,430
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	57	69	73	507	49

Total assets	50,774	59,548	71,072	416,078	40,479

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	50	61	65	451	44
Administrative charge	7	8	9	57	5
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	57	69	74	508	49

Net assets applicable to contracts in accumulation period	48,964	58,848	69,300	414,913	38,478
Net assets applicable to seed money	1,753	631	1,698	657	1,952

Total net assets	$50,717	$59,479	$70,998	$415,570	$40,430

(1) Investment shares	1,454	3,979	13,321	44,637	1,198
(2) Investments, at cost	$38,239	$48,861	$53,026	$358,559	$27,135

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

	MFS Inv	MFS	MFS	MFS	MS UIF
	Gro Stock,	New Dis,	Total Return,	Utilities,	Global Real Est,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Serv Cl	Cl II

Assets

Investments, at fair value(1),(2)	$183,182	$352,599	$1,834,068	$124,962	$52,156
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	187	377	2,085	140	75

Total assets	183,369	352,976	1,836,153	125,102	52,231

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	163	331	1,845	125	67
Administrative charge	24	46	241	16	7
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	187	377	2,086	141	74

Net assets applicable to contracts in accumulation period	182,174	351,083	1,832,914	122,443	50,550
Net assets applicable to seed money	1,008	1,516	1,153	2,518	1,607

Total net assets	$183,182	$352,599	$1,834,067	$124,961	$52,157

(1) Investment shares	12,245	16,774	79,328	3,971	5,578
(2) Investments, at cost	$109,432	$228,016	$1,535,943	$ 86,348	$46,263

	MS UIF	MS UIF	Oppen Cap	Oppen	Oppen Global
	Mid Cap Gro,	U.S. Real Est,	Appr VA,	Global VA,	Strategic Inc VA,
Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Serv	Srv

Assets

Investments, at fair value(1),(2)	$2,345	$44,427	$2,896,987	$424,378	$2,588,943
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	136
Receivable for share redemptions	2	51	3,428	436	3,031

Total assets	2,347	44,478	2,900,415	424,814	2,592,110

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2	45	2,962	380	2,683
Administrative charge	—	6	385	56	348
Contract terminations	—	—	82	—	—
Payable for investments purchased	—	—	—	—	136

Total liabilities	2	51	3,429	436	3,167

Net assets applicable to contracts in accumulation period	—	43,479	2,895,140	422,054	2,588,320
Net assets applicable to seed money	2,345	948	1,846	2,324	623

Total net assets	$2,345	$44,427	$2,896,986	$424,378	$2,588,943

(1) Investment shares	165	2,837	50,497	10,486	470,717
(2) Investments, at cost	$1,863	$40,168	$1,796,074	$296,751	$2,474,694

See accompanying notes to financial statements.

8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Oppen Main	PIMCO	Put VT	Put VT	Put VT
	St Sm Cap	VIT All Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap Gro,
Dec. 31, 2013 (continued)	VA, Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

Assets

Investments, at fair value(1),(2)	$1,583,035	$43,603	$1,137	$16,466	$22,977
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,861	53	1	18	31

Total assets	1,584,896	43,656	1,138	16,484	23,008

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,653	47	1	16	28
Administrative charge	208	6	—	2	3
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,861	53	1	18	31

Net assets applicable to contracts in accumulation period	1,581,885	42,643	—	15,400	21,637
Net assets applicable to seed money	1,150	960	1,137	1,066	1,340

Total net assets	$1,583,035	$43,603	$1,137	$16,466	$22,977

(1) Investment shares	57,502	3,971	65	1,152	754
(2) Investments, at cost	$ 858,348	$43,813	$ 769	$16,940	$13,617

	Put VT	VP	VP	VP BR Gl	VP
	Sm Cap Val,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Dec. 31, 2013 (continued)	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$68,390	$543,687	$8,884,287	$133,053	$335,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	94	—	—	—	—

Total assets	68,484	543,687	8,884,287	133,053	335,948

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	85	606	8,874	152	510
Administrative charge	10	72	1,167	20	71
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	95	678	10,041	172	581

Net assets applicable to contracts in accumulation period	67,767	542,786	8,874,141	127,633	335,213
Net assets applicable to seed money	622	223	105	5,248	154

Total net assets	$68,389	$543,009	$8,874,246	$132,881	$335,367

(1) Investment shares	3,282	36,198	590,711	15,241	27,949
(2) Investments, at cost	$55,809	$406,722	$5,887,557	$143,781	$311,435

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  9

Statements of Assets and Liabilities

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$3,372,853	$6,589,199	$26,788,910	$5,261,634	$19,960,979
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	3,372,853	6,589,199	26,788,910	5,261,634	19,960,979

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,534	8,095	28,495	6,319	21,307
Administrative charge	466	891	3,573	678	2,652
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,000	8,986	32,068	6,997	23,959

Net assets applicable to contracts in accumulation period	3,368,769	6,580,089	26,756,762	5,254,515	19,936,936
Net assets applicable to seed money	84	124	80	122	84

Total net assets	$3,368,853	$6,580,213	$26,756,842	$5,254,637	$19,937,020

(1) Investment shares	280,837	483,433	1,962,558	366,154	1,387,142
(2) Investments, at cost	$2,931,607	$5,230,522	$20,067,387	$4,077,833	$14,040,208

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$2,301,741	$3,140,954	$903,612	$87,385	$53,926
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	2,301,741	3,140,954	903,612	87,385	53,926

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,361	3,267	1,032	106	68
Administrative charge	276	413	123	12	7
Contract terminations	—	—	27	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,637	3,680	1,182	118	75

Net assets applicable to contracts in accumulation period	2,298,963	3,137,170	901,629	86,539	52,603
Net assets applicable to seed money	141	104	801	728	1,248

Total net assets	$2,299,104	$3,137,274	$902,430	$87,267	$53,851

(1) Investment shares	180,105	245,195	40,503	6,378	3,243
(2) Investments, at cost	$1,959,574	$2,569,816	$570,038	$61,119	$36,908

See accompanying notes to financial statements.

10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Wanger	Wanger
Dec. 31, 2013 (continued)	Intl	USA

Assets

Investments, at fair value(1),(2)	$839,978	$490,313
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	42	10
Receivable for share redemptions	—	—

Total assets	840,020	490,323

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	953	553
Administrative charge	115	66
Contract terminations	—	—
Payable for investments purchased	—	—

Total liabilities	1,068	619

Net assets applicable to contracts in accumulation period	837,446	487,882
Net assets applicable to seed money	1,506	1,822

Total net assets	$838,952	$489,704

(1) Investment shares	24,312	11,921
(2) Investments, at cost	$748,106	$373,776

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  11

Statements of Operations

	AB VPS Bal	AB VPS	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Global Thematic	Gro & Inc,	Intl Val,	Inflation Prot,
Year ended Dec. 31, 2013	Cl B	Gro, Cl B	Cl B	Cl B	Cl II

Investment income

Dividend income	$ 4,643	$ 25	$ 1,808	$ 53,227	$ 17,250
Variable account expenses	2,669	1,478	2,978	13,550	14,383

Investment income (loss) — net	1,974	(1,453)	(1,170)	39,677	2,867

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	36,342	2,712	226,725	494,167	395,511
Cost of investments sold	29,251	2,196	201,115	547,165	386,774

Net realized gain (loss) on sales of investments	7,091	516	25,610	(52,998)	8,737
Distributions from capital gains	—	—	—	—	39,517
Net change in unrealized appreciation or depreciation of investments	21,480	23,293	48,067	197,905	(157,949)

Net gain (loss) on investments	28,571	23,809	73,677	144,907	(109,695)

Net increase (decrease) in net assets resulting from operations	$30,545	$22,356	$ 72,507	$184,584	$(106,828)

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl I

Investment income

Dividend income	$ 13	$ 47	$ 6,289	$ 1,014	$ 1
Variable account expenses	6	69	19,873	1,005	20

Investment income (loss) — net	7	(22)	(13,584)	9	(19)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12	80	787,250	20,222	33
Cost of investments sold	9	54	595,345	19,611	22

Net realized gain (loss) on sales of investments	3	26	191,905	611	11
Distributions from capital gains	—	63	—	—	151
Net change in unrealized appreciation or depreciation of investments	157	1,014	242,575	17,460	583

Net gain (loss) on investments	160	1,103	434,480	18,071	745

Net increase (decrease) in net assets resulting from operations	$167	$1,081	$420,896	$18,080	$726

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 91	$ 39,778	$ —	$ 4,933	$14,469
Variable account expenses	12,441	11,481	29,324	11,764	3,191

Investment income (loss) — net	(12,350)	28,297	(29,324)	(6,831)	11,278

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,365,763	186,014	1,005,538	324,887	71,198
Cost of investments sold	1,365,719	191,468	814,463	300,414	65,131

Net realized gain (loss) on sales of investments	44	(5,454)	191,075	24,473	6,067
Distributions from capital gains	—	39,765	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39)	(95,850)	324,362	(42,981)	(7,331)

Net gain (loss) on investments	5	(61,539)	515,437	(18,508)	(1,264)

Net increase (decrease) in net assets resulting from operations	$ (12,345)	$ (33,242)	$ 486,113	$ (25,339)	$10,014

See accompanying notes to financial statements.

12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 16,708	$ 20,493	$ 512	$ —	$ —
Variable account expenses	2,655	2,034	428	215	6,134

Investment income (loss) — net	14,053	18,459	84	(215)	(6,134)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	74,353	89,234	1,945	1,252	92,995
Cost of investments sold	79,720	100,134	1,724	848	69,867

Net realized gain (loss) on sales of investments	(5,367)	(10,900)	221	404	23,128
Distributions from capital gains	12,610	15,085	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,135)	(17,906)	5,621	4,970	107,831

Net gain (loss) on investments	(12,892)	(13,721)	5,842	5,374	130,959

Net increase (decrease) in net assets resulting from operations	$ 1,161	$ 4,738	$5,926	$5,159	$124,825

(1) For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Man	Col VP Man	Col VP Man	Col VP Man	Col VP
	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,	Marsico Gro,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 1

Investment income

Dividend income	$—	$ —	$ —	$ —	$ 105
Variable account expenses	—	123	188	2,262	647

Investment income (loss) — net	—	(123)	(188)	(2,262)	(542)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	—	1,125	11	1,383	17,657
Cost of investments sold	—	1,118	11	1,382	12,137

Net realized gain (loss) on sales of investments	—	7	—	1	5,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	928	2,373	43,080	9,387

Net gain (loss) on investments	—	935	2,373	43,081	14,907

Net increase (decrease) in net assets resulting from operations	$—	$ 812	$2,185	$40,819	$14,365

(1) For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 15	$ —	$ —	$ —	$ —
Variable account expenses	39	959	78	14,074	—

Investment income (loss) — net	(24)	(959)	(78)	(14,074)	—

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	53	2,856	6,351	170,150	9
Cost of investments sold	36	2,238	4,329	118,076	6

Net realized gain (loss) on sales of investments	17	618	2,022	52,074	3
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	616	17,918	(150)	240,910	276

Net gain (loss) on investments	633	18,536	1,872	292,984	279

Net increase (decrease) in net assets resulting from operations	$609	$17,577	$1,794	$278,910	$279

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  13

Statements of Operations

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Investment income

Dividend income	$ 389	$ 5,401	$ —	$ 151	$ —
Variable account expenses	530	12,053	52	181	4,368

Investment income (loss) — net	(141)	(6,652)	(52)	(30)	(4,368)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,038	64,345	62	13,170	171,151
Cost of investments sold	11,798	63,437	76	12,344	106,131

Net realized gain (loss) on sales of investments	2,240	908	(14)	826	65,020
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,525	(23,691)	(341)	4,200	21,153

Net gain (loss) on investments	11,765	(22,783)	(355)	5,026	86,173

Net increase (decrease) in net assets resulting from operations	$11,624	$(29,435)	$(407)	$ 4,996	$ 81,805

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Inc	Serv Cl 2

Investment income

Dividend income	$ 34	$ 35	$ 25	$ 2,573	$ 53,603
Variable account expenses	61	10	10	1,083	92,831

Investment income (loss) — net	(27)	25	15	1,490	(39,228)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	11,087	21	21	31,820	2,245,616
Cost of investments sold	9,169	21	26	31,490	2,000,770

Net realized gain (loss) on sales of investments	1,918	—	(5)	330	244,846
Distributions from capital gains	5	—	—	465	1,877
Net change in unrealized appreciation or depreciation of investments	(955)	180	268	(656)	1,597,543

Net gain (loss) on investments	968	180	263	139	1,844,266

Net increase (decrease) in net assets resulting from operations	$ 941	$205	$278	$ 1,629	$1,805,038

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Year ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

Investment income

Dividend income	$ 188	$ 22,487	$ 5,346	$ 3,805	$424
Variable account expenses	7,540	15,444	29,675	5,369	100

Investment income (loss) — net	(7,352)	7,043	(24,329)	(1,564)	324

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	193,890	408,169	734,054	202,618	119
Cost of investments sold	117,707	402,965	604,549	193,080	111

Net realized gain (loss) on sales of investments	76,183	5,204	129,505	9,538	8
Distributions from capital gains	287	12,861	261,213	1,311	—
Net change in unrealized appreciation or depreciation of investments	80,928	(64,432)	271,975	96,000	438

Net gain (loss) on investments	157,398	(46,367)	662,693	106,849	446

Net increase (decrease) in net assets resulting from operations	$150,046	$ (39,324)	$638,364	$105,285	$770

See accompanying notes to financial statements.

14  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 20	$ —	$ 35,399	$ 25,617	$ 47
Variable account expenses	7	16,856	22,862	7,351	19

Investment income (loss) — net	13	(16,856)	12,537	18,266	28

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	18	117,591	348,212	237,103	30
Cost of investments sold	12	91,827	285,027	211,582	25

Net realized gain (loss) on sales of investments	6	25,764	63,185	25,521	5
Distributions from capital gains	—	81,525	—	6,614	—
Net change in unrealized appreciation or depreciation of investments	299	302,775	333,870	(48,887)	414

Net gain (loss) on investments	305	410,064	397,055	(16,752)	419

Net increase (decrease) in net assets resulting from operations	$318	$393,208	$409,592	$ 1,514	$447

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Year ended Dec. 31, 2013 (continued)	Inst	Inst	Ser II	Ser II	Ser II

Investment income

Dividend income	$ 6,390	$ 17	$ 7	$ 32,007	$ 11
Variable account expenses	12,770	14	42	34,121	22

Investment income (loss) — net	(6,380)	3	(35)	(2,114)	(11)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	403,489	27	47	1,303,679	34
Cost of investments sold	320,912	22	40	1,021,660	24

Net realized gain (loss) on sales of investments	82,577	5	7	282,019	10
Distributions from capital gains	61,659	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	109,483	443	968	441,960	618

Net gain (loss) on investments	253,719	448	975	723,979	628

Net increase (decrease) in net assets resulting from operations	$247,339	$451	$940	$ 721,865	$617

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser II	Serv

Investment income

Dividend income	$ 503	$ 298	$ 138	$ 4,955	$ 264
Variable account expenses	639	781	767	5,747	564

Investment income (loss) — net	(136)	(483)	(629)	(792)	(300)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	9,449	13,472	12,295	152,102	14,615
Cost of investments sold	7,863	11,495	11,311	140,414	11,065

Net realized gain (loss) on sales of investments	1,586	1,977	984	11,688	3,550
Distributions from capital gains	—	4,149	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,306	8,193	19,082	106,599	7,322

Net gain (loss) on investments	7,892	14,319	20,066	118,287	10,872

Net increase (decrease) in net assets resulting from operations	$7,756	$13,836	$19,437	$117,495	$10,572

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  15

Statements of Operations

	MFS Inv	MFS	MFS	MFS	MS UIF
	Gro Stock,	New Dis,	Total Return,	Utilities,	Global Real Est,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Serv Cl	Cl II

Investment income

Dividend income	$ 695	$ —	$ 29,136	$ 2,495	$1,929
Variable account expenses	1,910	4,108	22,903	1,516	879

Investment income (loss) — net	(1,215)	(4,108)	6,233	979	1,050

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,297	60,011	156,624	6,785	2,799
Cost of investments sold	2,790	45,289	139,817	4,577	2,356

Net realized gain (loss) on sales of investments	1,507	14,722	16,807	2,208	443
Distributions from capital gains	5,219	2,634	—	2,220	—
Net change in unrealized appreciation or depreciation of investments	35,515	96,461	252,226	14,760	(960)

Net gain (loss) on investments	42,241	113,817	269,033	19,188	(517)

Net increase (decrease) in net assets resulting from operations	$41,026	$109,709	$275,266	$20,167	$ 533

	MS UIF	MS UIF	Oppen Cap	Oppen	Oppen Global
	Mid Cap Gro,	U.S. Real Est,	Appr VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Serv	Srv

Investment income

Dividend income	$ 5	$ 378	$ 20,479	$ 4,496	$139,389
Variable account expenses	22	603	36,402	4,676	38,833

Investment income (loss) — net	(17)	(225)	(15,923)	(180)	100,556

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	33	7,991	505,221	89,218	809,801
Cost of investments sold	28	6,393	361,585	71,372	764,080

Net realized gain (loss) on sales of investments	5	1,598	143,636	17,846	45,721
Distributions from capital gains	46	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	590	(933)	551,533	74,558	(198,349)

Net gain (loss) on investments	641	665	695,169	92,404	(152,628)

Net increase (decrease) in net assets resulting from operations	$624	$ 440	$679,246	$92,224	$ (52,072)

	Oppen Main	PIMCO	Put VT	Put VT	Put VT
	St Sm Cap	VIT All Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	VA, Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

Investment income

Dividend income	$ 10,338	$ 3,619	$ 11	$ 203	$ 98
Variable account expenses	20,176	1,326	6	180	311

Investment income (loss) — net	(9,838)	2,293	5	23	(213)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	233,446	67,887	15	3,563	454
Cost of investments sold	151,290	68,125	11	4,193	308

Net realized gain (loss) on sales of investments	82,156	(238)	4	(630)	146
Distributions from capital gains	17,847	—	30	—	—
Net change in unrealized appreciation or depreciation of investments	386,768	(2,753)	292	4,152	5,965

Net gain (loss) on investments	486,771	(2,991)	326	3,522	6,111

Net increase (decrease) in net assets resulting from operations	$476,933	$ (698)	$331	$3,545	$5,898

See accompanying notes to financial statements.

16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Put VT	VP	VP	VP BR Gl	VP
	Sm Cap Val,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

Investment income

Dividend income	$ 692	$ —	$ —	$ —	$ —
Variable account expenses	1,086	7,200	117,115	2,616	9,080

Investment income (loss) — net	(394)	(7,200)	(117,115)	(2,616)	(9,080)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	28,911	12,416	1,759,805	88,579	879,497
Cost of investments sold	27,304	9,971	1,256,634	94,478	818,784

Net realized gain (loss) on sales of investments	1,607	2,445	503,171	(5,899)	60,713
Distributions from capital gains	1,178	—	—	6,857	—
Net change in unrealized appreciation or depreciation of investments	21,966	92,319	1,215,672	(11,700)	(41,304)

Net gain (loss) on investments	24,751	94,764	1,718,843	(10,742)	19,409

Net increase (decrease) in net assets resulting from operations	$24,357	$87,564	$1,601,728	$(13,358)	$ 10,329

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	47,601	102,034	382,006	76,398	297,449

Investment income (loss) — net	(47,601)	(102,034)	(382,006)	(76,398)	(297,449)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,398,115	886,694	5,199,716	546,097	6,286,846
Cost of investments sold	1,220,632	744,535	4,066,245	434,064	4,724,328

Net realized gain (loss) on sales of investments	177,483	142,159	1,133,471	112,033	1,562,518
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,812)	582,104	1,919,229	619,640	1,675,179

Net gain (loss) on investments	107,671	724,263	3,052,700	731,673	3,237,697

Net increase (decrease) in net assets resulting from operations	$ 60,070	$ 622,229	$2,670,694	$655,275	$2,940,248

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	28,204	38,664	14,327	1,296	754

Investment income (loss) — net	(28,204)	(38,664)	(14,327)	(1,296)	(754)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	225,061	780,095	521,411	15,303	743
Cost of investments sold	210,724	646,680	372,477	11,300	593

Net realized gain (loss) on sales of investments	14,337	133,415	148,934	4,003	150
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	124,221	72,565	159,668	17,420	14,190

Net gain (loss) on investments	138,558	205,980	308,602	21,423	14,340

Net increase (decrease) in net assets resulting from operations	$110,354	$167,316	$294,275	$20,127	$13,586

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  17

Statements of Operations

	Wanger	Wanger
Year ended Dec. 31, 2013 (continued)	Intl	USA

Investment income

Dividend income	$ 23,889	$ 785
Variable account expenses	13,153	7,854

Investment income (loss) — net	10,736	(7,069)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	421,571	317,246
Cost of investments sold	390,350	265,224

Net realized gain (loss) on sales of investments	31,221	52,022
Distributions from capital gains	64,250	49,795
Net change in unrealized appreciation or depreciation of investments	71,226	62,972

Net gain (loss) on investments	166,697	164,789

Net increase (decrease) in net assets resulting from operations	$177,433	$157,720

See accompanying notes to financial statements.

18  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS Bal	AB VPS	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Global Thematic	Gro & Inc,	Intl Val,	Inflation Prot,
Year ended Dec. 31, 2013	Cl B	Gro, Cl B	Cl B	Cl B	Cl II

Operations

Investment income (loss) — net	$1,974	$(1,453)	$(1,170)	$39,677	$2,867
Net realized gain (loss) on sales of investments	7,091	516	25,610	(52,998)	8,737
Distributions from capital gains	—	—	—	—	39,517
Net change in unrealized appreciation or depreciation of investments	21,480	23,293	48,067	197,905	(157,949)

Net increase (decrease) in net assets resulting from operations	30,545	22,356	72,507	184,584	(106,828)

Contract transactions

Contract purchase payments	—	—	—	521	409
Net transfers(1)	384	(12)	(220,594)	(102,628)	154,728
Contract terminations:
Surrender benefits and contract charges	(33,468)	(1,222)	(3,337)	(307,977)	(271,501)
Death benefits	—	—	—	(9,519)	—

Increase (decrease) from contract transactions	(33,084)	(1,234)	(223,931)	(419,603)	(116,364)

Net assets at beginning of year	222,967	105,576	329,325	1,083,884	1,149,841

Net assets at end of year	$220,428	$126,698	$177,901	$848,865	$926,649

Accumulation unit activity

Units outstanding at beginning of year	187,947	71,258	187,715	1,147,973	812,545
Contract purchase payments	—	—	—	418	305
Net transfers(1)	317	—	(110,766)	(95,591)	114,345
Contract terminations:
Surrender benefits and contract charges	(26,441)	(764)	(1,628)	(300,173)	(201,687)
Death benefits	—	—	—	(9,067)	—

Units outstanding at end of year	161,823	70,494	75,321	743,560	725,508

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  19

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Cl II	Cl II	Cl I

Operations

Investment income (loss) — net	$7	$(22)	$(13,584)	$9	$(19)
Net realized gain (loss) on sales of investments	3	26	191,905	611	11
Distributions from capital gains	—	63	—	—	151
Net change in unrealized appreciation or depreciation of investments	157	1,014	242,575	17,460	583

Net increase (decrease) in net assets resulting from operations	167	1,081	420,896	18,080	726

Contract transactions

Contract purchase payments	—	—	714	75	—
Net transfers(1)	(7)	(9)	(182,854)	(13)	(12)
Contract terminations:
Surrender benefits and contract charges	—	—	(469,214)	(19,203)	—
Death benefits	—	—	(15,637)	—	—

Increase (decrease) from contract transactions	(7)	(9)	(666,991)	(19,141)	(12)

Net assets at beginning of year	773	3,874	1,477,639	70,641	1,595

Net assets at end of year	$933	$4,946	$1,231,544	$69,580	$2,309

Accumulation unit activity

Units outstanding at beginning of year	—	2,079	1,286,790	55,777	—
Contract purchase payments	—	—	445	—	—
Net transfers(1)	—	—	(127,409)	—	—
Contract terminations:
Surrender benefits and contract charges	—	—	(351,126)	(13,515)	—
Death benefits	—	—	(11,444)	—	—

Units outstanding at end of year	—	2,079	797,256	42,262	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(12,350)	$28,297	$(29,324)	$(6,831)	$11,278
Net realized gain (loss) on sales of investments	44	(5,454)	191,075	24,473	6,067
Distributions from capital gains	—	39,765	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39)	(95,850)	324,362	(42,981)	(7,331)

Net increase (decrease) in net assets resulting from operations	(12,345)	(33,242)	486,113	(25,339)	10,014

Contract transactions

Contract purchase payments	350	10,000	728	441	707
Net transfers(1)	1,491,740	5,154	(191,611)	63,984	(1,380)
Contract terminations:
Surrender benefits and contract charges	(1,302,515)	(129,228)	(696,842)	(227,067)	(46,018)
Death benefits	(19,763)	(4,102)	(19,928)	(7,722)	—

Increase (decrease) from contract transactions	169,812	(118,176)	(907,653)	(170,364)	(46,691)

Net assets at beginning of year	828,124	923,555	2,270,700	960,438	239,476

Net assets at end of year	$985,591	$772,137	$1,849,160	$764,735	$202,799

Accumulation unit activity

Units outstanding at beginning of year	792,016	637,049	1,372,854	460,324	130,125
Contract purchase payments	—	6,266	491	130	427
Net transfers(1)	1,471,159	2,259	(90,989)	32,448	(613)
Contract terminations:
Surrender benefits and contract charges	(1,287,257)	(89,820)	(338,345)	(108,328)	(26,329)
Death benefits	(18,266)	(2,618)	(7,727)	(3,876)	—

Units outstanding at end of year	957,652	553,136	936,284	380,698	103,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  21

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$14,053	$18,459	$84	$(215)	$(6,134)
Net realized gain (loss) on sales of investments	(5,367)	(10,900)	221	404	23,128
Distributions from capital gains	12,610	15,085	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,135)	(17,906)	5,621	4,970	107,831

Net increase (decrease) in net assets resulting from operations	1,161	4,738	5,926	5,159	124,825

Contract transactions

Contract purchase payments	825	75	—	—	242
Net transfers(1)	314,911	(30,466)	(12)	(907)	(21,267)
Contract terminations:
Surrender benefits and contract charges	(43,047)	(49,216)	(1,441)	(135)	(47,207)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	272,689	(79,607)	(1,453)	(1,042)	(68,232)

Net assets at beginning of year	—	159,561	29,572	18,316	418,848

Net assets at end of year	$273,850	$84,692	$34,045	$22,433	$475,441

Accumulation unit activity

Units outstanding at beginning of year	—	93,896	22,748	10,720	356,807
Contract purchase payments	—	—	—	—	184
Net transfers(1)	354,210	(18,283)	—	(491)	(15,194)
Contract terminations:
Surrender benefits and contract charges	(49,131)	(29,801)	(1,055)	(80)	(34,680)
Death benefits	—	—	—	—	—

Units outstanding at end of year	305,079	45,812	21,693	10,149	307,117

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP Man	Col VP Man	Col VP	Col VP Man	Col VP
	Vol Conserv,	Vol Conserv Gro,	Man Vol Gro,	Vol Mod Gro,	Marsico Gro,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 1

Operations

Investment income (loss) — net	$—	$(123)	$(188)	$(2,262)	$(542)
Net realized gain (loss) on sales of investments	—	7	—	1	5,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	928	2,373	43,080	9,387

Net increase (decrease) in net assets resulting from operations	—	812	2,185	40,819	14,365

Contract transactions

Contract purchase payments	170	170	170	170	150
Net transfers(1)	—	80,869	152,787	2,627,504	(7,912)
Contract terminations:
Surrender benefits and contract charges	—	(1,099)	—	(1,338)	(9,059)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	170	79,940	152,957	2,626,336	(16,821)

Net assets at beginning of year	—	—	—	—	48,938

Net assets at end of year	$170	$80,752	$155,142	$2,667,155	$46,482

Accumulation unit activity

Units outstanding at beginning of year	—	—	—	—	44,594
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	80,917	150,680	2,616,525	(6,058)
Contract terminations:
Surrender benefits and contract charges	—	(1,093)	—	(1,333)	(7,271)
Death benefits	—	—	—	—	—

Units outstanding at end of year	—	79,824	150,680	2,615,192	31,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(24)	$(959)	$(78)	$(14,074)	$—
Net realized gain (loss) on sales of investments	17	618	2,022	52,074	3
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	616	17,918	(150)	240,910	276

Net increase (decrease) in net assets resulting from operations	609	17,577	1,794	278,910	279

Contract transactions

Contract purchase payments	—	—	12	—	—
Net transfers(1)	(13)	(8)	(6,177)	(12,017)	(9)
Contract terminations:
Surrender benefits and contract charges	—	(1,910)	(88)	(137,371)	—
Death benefits	—	—	—	(6,437)	—

Increase (decrease) from contract transactions	(13)	(1,918)	(6,253)	(155,825)	(9)

Net assets at beginning of year	3,201	61,077	6,142	1,006,261	738

Net assets at end of year	$3,797	$76,736	$1,683	$1,129,346	$1,008

Accumulation unit activity

Units outstanding at beginning of year	2,727	56,173	5,099	578,674	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	(5,099)	(5,544)	—
Contract terminations:
Surrender benefits and contract charges	—	(1,572)	—	(69,850)	—
Death benefits	—	—	—	(3,158)	—

Units outstanding at end of year	2,727	54,601	—	500,122	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Operations

Investment income (loss) — net	$(141)	$(6,652)	$(52)	$(30)	$(4,368)
Net realized gain (loss) on sales of investments	2,240	908	(14)	826	65,020
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,525	(23,691)	(341)	4,200	21,153

Net increase (decrease) in net assets resulting from operations	11,624	(29,435)	(407)	4,996	81,805

Contract transactions

Contract purchase payments	804	—	125	75	239
Net transfers(1)	(6,438)	(2,622)	(8)	(1,657)	(36,160)
Contract terminations:
Surrender benefits and contract charges	(6,862)	(24,211)	(3)	(11,333)	(107,961)
Death benefits	—	(4,577)	—	—	(3,125)

Increase (decrease) from contract transactions	(12,496)	(31,410)	114	(12,915)	(147,007)

Net assets at beginning of year	41,042	909,715	3,503	22,302	336,882

Net assets at end of year	$40,170	$848,870	$3,210	$14,383	$271,680

Accumulation unit activity

Units outstanding at beginning of year	30,792	843,142	3,196	15,709	234,127
Contract purchase payments	547	—	—	—	91
Net transfers(1)	(4,046)	(1,819)	—	(1,035)	(20,155)
Contract terminations:
Surrender benefits and contract charges	(4,365)	(22,922)	(4)	(7,453)	(67,324)
Death benefits	—	(4,272)	—	—	(1,922)

Units outstanding at end of year	22,928	814,129	3,192	7,221	144,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(27)	$25	$15	$1,490	$(39,228)
Net realized gain (loss) on sales of investments	1,918	—	(5)	330	244,846
Distributions from capital gains	5	—	—	465	1,877
Net change in unrealized appreciation or depreciation of investments	(955)	180	268	(656)	1,597,543

Net increase (decrease) in net assets resulting from operations	941	205	278	1,629	1,805,038

Contract transactions

Contract purchase payments	175	—	—	3,325	10,499
Net transfers(1)	(11)	(12)	(12)	(28,175)	(669,655)
Contract terminations:
Surrender benefits and contract charges	(11,023)	—	—	(2,386)	(1,330,138)
Death benefits	—	—	—	—	(48,503)

Increase (decrease) from contract transactions	(10,859)	(12)	(12)	(27,236)	(2,037,797)

Net assets at beginning of year	12,080	1,241	1,276	78,555	7,121,269

Net assets at end of year	$2,162	$1,434	$1,542	$52,948	$6,888,510

Accumulation unit activity

Units outstanding at beginning of year	7,437	—	—	46,493	3,852,346
Contract purchase payments	—	—	—	—	5,576
Net transfers(1)	—	—	—	(24,070)	(292,799)
Contract terminations:
Surrender benefits and contract charges	(7,437)	—	—	(2,016)	(653,108)
Death benefits	—	—	—	—	(20,317)

Units outstanding at end of year	—	—	—	20,407	2,891,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Year ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

Operations

Investment income (loss) — net	$(7,352)	$7,043	$(24,329)	$(1,564)	$324
Net realized gain (loss) on sales of investments	76,183	5,204	129,505	9,538	8
Distributions from capital gains	287	12,861	261,213	1,311	—
Net change in unrealized appreciation or depreciation of investments	80,928	(64,432)	271,975	96,000	438

Net increase (decrease) in net assets resulting from operations	150,046	(39,324)	638,364	105,285	770

Contract transactions

Contract purchase payments	533	3,900	1,430	1,561	—
Net transfers(1)	(127)	79,666	(235,504)	(116,517)	(13)
Contract terminations:
Surrender benefits and contract charges	(172,397)	(279,941)	(453,483)	(76,544)	(7)
Death benefits	(13,412)	—	(24,469)	—	—

Increase (decrease) from contract transactions	(185,403)	(196,375)	(712,026)	(191,500)	(20)

Net assets at beginning of year	498,431	1,238,497	2,196,714	464,456	6,289

Net assets at end of year	$463,074	$1,002,798	$2,123,052	$378,241	$7,039

Accumulation unit activity

Units outstanding at beginning of year	291,982	916,362	895,936	245,054	3,901
Contract purchase payments	265	2,869	767	718	—
Net transfers(1)	(20)	59,650	(81,901)	(52,381)	—
Contract terminations:
Surrender benefits and contract charges	(82,446)	(210,254)	(155,951)	(34,756)	(5)
Death benefits	(7,347)	—	(7,992)	—	—

Units outstanding at end of year	202,434	768,627	650,859	158,635	3,896

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$13	$(16,856)	$12,537	$18,266	$28
Net realized gain (loss) on sales of investments	6	25,764	63,185	25,521	5
Distributions from capital gains	—	81,525	—	6,614	—
Net change in unrealized appreciation or depreciation of investments	299	302,775	333,870	(48,887)	414

Net increase (decrease) in net assets resulting from operations	318	393,208	409,592	1,514	447

Contract transactions

Contract purchase payments	—	800	4,952	957	—
Net transfers(1)	(11)	(26,052)	(5,316)	(7,207)	(10)
Contract terminations:
Surrender benefits and contract charges	—	(72,241)	(302,043)	(153,393)	—
Death benefits	—	—	(18,484)	—	—

Increase (decrease) from contract transactions	(11)	(97,493)	(320,891)	(159,643)	(10)

Net assets at beginning of year	1,099	1,122,776	1,664,910	587,869	1,521

Net assets at end of year	$1,406	$1,418,491	$1,753,611	$429,740	$1,958

Accumulation unit activity

Units outstanding at beginning of year	—	550,045	972,151	314,524	—
Contract purchase payments	—	327	2,488	488	—
Net transfers(1)	—	(9,798)	(3,095)	(3,863)	—
Contract terminations:
Surrender benefits and contract charges	—	(30,990)	(155,227)	(82,374)	—
Death benefits	—	—	(8,729)	—	—

Units outstanding at end of year	—	509,584	807,588	228,775	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Year ended Dec. 31, 2013 (continued)	Inst	Inst	Ser II	Ser II	Ser II

Operations

Investment income (loss) — net	$(6,380)	$3	$(35)	$(2,114)	$(11)
Net realized gain (loss) on sales of investments	82,577	5	7	282,019	10
Distributions from capital gains	61,659	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	109,483	443	968	441,960	618

Net increase (decrease) in net assets resulting from operations	247,339	451	940	721,865	617

Contract transactions

Contract purchase payments	407	—	—	1,107	—
Net transfers(1)	(110,463)	(10)	—	(351,691)	(9)
Contract terminations:
Surrender benefits and contract charges	(256,082)	—	—	(803,653)	—
Death benefits	(7,710)	—	—	(24,488)	—

Increase (decrease) from contract transactions	(373,848)	(10)	—	(1,178,725)	(9)

Net assets at beginning of year	936,425	1,249	2,487	2,590,543	1,600

Net assets at end of year	$809,916	$1,690	$3,427	$2,133,683	$2,208

Accumulation unit activity

Units outstanding at beginning of year	639,072	—	—	2,141,637	—
Contract purchase payments	181	—	—	727	—
Net transfers(1)	(63,830)	—	—	(241,920)	—
Contract terminations:
Surrender benefits and contract charges	(149,955)	—	—	(562,933)	—
Death benefits	(4,344)	—	—	(16,709)	—

Units outstanding at end of year	421,124	—	—	1,320,802	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser II	Serv

Operations

Investment income (loss) — net	$(136)	$(483)	$(629)	$(792)	$(300)
Net realized gain (loss) on sales of investments	1,586	1,977	984	11,688	3,550
Distributions from capital gains	—	4,149	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,306	8,193	19,082	106,599	7,322

Net increase (decrease) in net assets resulting from operations	7,756	13,836	19,437	117,495	10,572

Contract transactions

Contract purchase payments	5,030	40	75	121	150
Net transfers(1)	(1,607)	(4,187)	(13)	(71,044)	(6,104)
Contract terminations:
Surrender benefits and contract charges	(6,608)	(6,006)	(11,515)	(66,217)	(7,817)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(3,185)	(10,153)	(11,453)	(137,140)	(13,771)

Net assets at beginning of year	46,146	55,796	63,014	435,215	43,629

Net assets at end of year	$50,717	$59,479	$70,998	$415,570	$40,430

Accumulation unit activity

Units outstanding at beginning of year	47,251	42,327	63,421	329,490	40,921
Contract purchase payments	4,988	28	—	111	—
Net transfers(1)	(1,478)	(2,880)	—	(44,872)	(4,978)
Contract terminations:
Surrender benefits and contract charges	(6,705)	(3,953)	(10,771)	(40,238)	(6,862)
Death benefits	—	—	—	—	—

Units outstanding at end of year	44,056	35,522	52,650	244,491	29,081

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS Inv	MFS	MFS	MFS	MS UIF
	Gro Stock,	New Dis,	Total Return,	Utilities,	Global Real Est,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$(1,215)	$(4,108)	$6,233	$979	$1,050
Net realized gain (loss) on sales of investments	1,507	14,722	16,807	2,208	443
Distributions from capital gains	5,219	2,634	—	2,220	—
Net change in unrealized appreciation or depreciation of investments	35,515	96,461	252,226	14,760	(960)

Net increase (decrease) in net assets resulting from operations	41,026	109,709	275,266	20,167	533

Contract transactions

Contract purchase payments	—	100	1,333	—	75
Net transfers(1)	(7)	(7,289)	36,492	42	(308)
Contract terminations:
Surrender benefits and contract charges	(2,380)	(48,613)	(127,879)	(4,708)	(1,059)
Death benefits	—	—	(6,099)	—	—

Increase (decrease) from contract transactions	(2,387)	(55,802)	(96,153)	(4,666)	(1,292)

Net assets at beginning of year	144,543	298,692	1,654,954	109,460	52,916

Net assets at end of year	$183,182	$352,599	$1,834,067	$124,961	$52,157

Accumulation unit activity

Units outstanding at beginning of year	81,571	129,436	1,064,008	37,431	58,484
Contract purchase payments	—	—	779	—	—
Net transfers(1)	—	(2,595)	20,320	14	(310)
Contract terminations:
Surrender benefits and contract charges	(1,155)	(19,662)	(76,008)	(1,226)	(1,157)
Death benefits	—	—	(3,557)	—	—

Units outstanding at end of year	80,416	107,179	1,005,542	36,219	57,017

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	MS UIF	MS UIF	Oppen Cap	Oppen	Oppen Global
	Mid Cap Gro,	U.S. Real Est,	Appr VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Serv	Srv

Operations

Investment income (loss) — net	$(17)	$(225)	$(15,923)	$(180)	$100,556
Net realized gain (loss) on sales of investments	5	1,598	143,636	17,846	45,721
Distributions from capital gains	46	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	590	(933)	551,533	74,558	(198,349)

Net increase (decrease) in net assets resulting from operations	624	440	679,246	92,224	(52,072)

Contract transactions

Contract purchase payments	—	—	2,749	—	4,189
Net transfers(1)	(11)	1,280	(78,522)	(3,078)	81,910
Contract terminations:
Surrender benefits and contract charges	—	(6,294)	(351,668)	(81,267)	(645,301)
Death benefits	—	—	(9,265)	—	(17,066)

Increase (decrease) from contract transactions	(11)	(5,014)	(436,706)	(84,345)	(576,268)

Net assets at beginning of year	1,732	49,001	2,654,446	416,499	3,217,283

Net assets at end of year	$2,345	$44,427	$2,896,986	$424,378	$2,588,943

Accumulation unit activity

Units outstanding at beginning of year	—	30,279	1,811,338	176,040	1,931,955
Contract purchase payments	—	—	1,627	—	2,383
Net transfers(1)	—	823	(47,715)	(1,070)	48,568
Contract terminations:
Surrender benefits and contract charges	—	(3,821)	(224,065)	(30,802)	(396,409)
Death benefits	—	—	(5,159)	—	(10,119)

Units outstanding at end of year	—	27,281	1,536,026	144,168	1,576,378

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Oppen Main	PIMCO	Put VT	Put VT	Put VT
	St Sm Cap	VIT All Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	VA, Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(9,838)	$2,293	$5	$23	$(213)
Net realized gain (loss) on sales of investments	82,156	(238)	4	(630)	146
Distributions from capital gains	17,847	—	30	—	—
Net change in unrealized appreciation or depreciation of investments	386,768	(2,753)	292	4,152	5,965

Net increase (decrease) in net assets resulting from operations	476,933	(698)	331	3,545	5,898

Contract transactions

Contract purchase payments	1,500	150	—	—	—
Net transfers(1)	(6,859)	(57,947)	(8)	(9)	(10)
Contract terminations:
Surrender benefits and contract charges	(205,988)	(5,518)	—	(3,374)	(133)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(211,347)	(63,315)	(8)	(3,383)	(143)

Net assets at beginning of year	1,317,449	107,616	814	16,304	17,222

Net assets at end of year	$1,583,035	$43,603	$1,137	$16,466	$22,977

Accumulation unit activity

Units outstanding at beginning of year	626,882	82,248	—	8,877	13,405
Contract purchase payments	531	—	—	—	—
Net transfers(1)	(2,870)	(44,840)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(94,429)	(4,223)	—	(1,898)	(91)
Death benefits	—	—	—	—	—

Units outstanding at end of year	530,114	33,185	—	6,979	13,314

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	Put VT	VP	VP	VP BR Gl	VP
	Sm Cap Val,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(394)	$(7,200)	$(117,115)	$(2,616)	$(9,080)
Net realized gain (loss) on sales of investments	1,607	2,445	503,171	(5,899)	60,713
Distributions from capital gains	1,178	—	—	6,857	—
Net change in unrealized appreciation or depreciation of investments	21,966	92,319	1,215,672	(11,700)	(41,304)

Net increase (decrease) in net assets resulting from operations	24,357	87,564	1,601,728	(13,358)	10,329

Contract transactions

Contract purchase payments	100	—	—	100	10
Net transfers(1)	(5,996)	—	(438,371)	(7,916)	(40,181)
Contract terminations:
Surrender benefits and contract charges	(22,160)	(5,337)	(1,052,373)	(56,565)	(516,813)
Death benefits	—	—	(140,747)	—	—

Increase (decrease) from contract transactions	(28,056)	(5,337)	(1,631,491)	(64,381)	(556,984)

Net assets at beginning of year	72,088	460,782	8,904,009	210,620	882,022

Net assets at end of year	$68,389	$543,009	$8,874,246	$132,881	$335,367

Accumulation unit activity

Units outstanding at beginning of year	63,026	381,394	7,396,830	155,008	782,705
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(4,373)	—	(321,106)	(6,874)	(33,483)
Contract terminations:
Surrender benefits and contract charges	(16,291)	(3,814)	(784,838)	(45,148)	(457,333)
Death benefits	—	—	(101,953)	—	—

Units outstanding at end of year	42,362	377,580	6,188,933	102,986	291,889

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(47,601)	$(102,034)	$(382,006)	$(76,398)	$(297,449)
Net realized gain (loss) on sales of investments	177,483	142,159	1,133,471	112,033	1,562,518
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,812)	582,104	1,919,229	619,640	1,675,179

Net increase (decrease) in net assets resulting from operations	60,070	622,229	2,670,694	655,275	2,940,248

Contract transactions

Contract purchase payments	—	12,920	31,799	40,422	112,353
Net transfers(1)	115,775	(310,962)	(696,080)	197,308	(548,026)
Contract terminations:
Surrender benefits and contract charges	(817,793)	(324,177)	(3,207,464)	(167,702)	(4,982,714)
Death benefits	(45,220)	—	(128,923)	—	(285,532)

Increase (decrease) from contract transactions	(747,238)	(622,219)	(4,000,668)	70,028	(5,703,919)

Net assets at beginning of year	4,056,021	6,580,203	28,086,816	4,529,334	22,700,691

Net assets at end of year	$3,368,853	$6,580,213	$26,756,842	$5,254,637	$19,937,020

Accumulation unit activity

Units outstanding at beginning of year	3,606,703	5,591,507	23,773,685	3,804,494	18,996,476
Contract purchase payments	—	10,516	25,973	30,991	90,639
Net transfers(1)	96,557	(240,271)	(498,468)	156,316	(413,422)
Contract terminations:
Surrender benefits and contract charges	(719,584)	(262,388)	(2,589,236)	(130,074)	(3,882,466)
Death benefits	(40,768)	—	(106,139)	—	(222,455)

Units outstanding at end of year	2,942,908	5,099,364	20,605,815	3,861,727	14,568,772

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(28,204)	$(38,664)	$(14,327)	$(1,296)	$(754)
Net realized gain (loss) on sales of investments	14,337	133,415	148,934	4,003	150
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	124,221	72,565	159,668	17,420	14,190

Net increase (decrease) in net assets resulting from operations	110,354	167,316	294,275	20,127	13,586

Contract transactions

Contract purchase payments	—	—	547	10	—
Net transfers(1)	207,731	(67,707)	(164,780)	(4,924)	(10)
Contract terminations:
Surrender benefits and contract charges	(51,534)	(193,532)	(308,890)	(8,982)	—
Death benefits	—	—	(10,885)	—	—

Increase (decrease) from contract transactions	156,197	(261,239)	(484,008)	(13,896)	(10)

Net assets at beginning of year	2,032,553	3,231,197	1,092,163	81,036	40,275

Net assets at end of year	$2,299,104	$3,137,274	$902,430	$87,267	$53,851

Accumulation unit activity

Units outstanding at beginning of year	1,768,523	2,808,129	630,739	91,117	30,183
Contract purchase payments	—	—	285	—	—
Net transfers(1)	167,237	(71,438)	(76,300)	(4,621)	—
Contract terminations:
Surrender benefits and contract charges	(43,695)	(164,048)	(141,141)	(8,800)	—
Death benefits	—	—	(3,714)	—	—

Units outstanding at end of year	1,892,065	2,572,643	409,869	77,696	30,183

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Wanger	Wanger
Year ended Dec. 31, 2013 (continued)	Intl	USA

Operations

Investment income (loss) — net	$10,736	$(7,069)
Net realized gain (loss) on sales of investments	31,221	52,022
Distributions from capital gains	64,250	49,795
Net change in unrealized appreciation or depreciation of investments	71,226	62,972

Net increase (decrease) in net assets resulting from operations	177,433	157,720

Contract transactions

Contract purchase payments	563	274
Net transfers(1)	(43,252)	(95,851)
Contract terminations:
Surrender benefits and contract charges	(290,873)	(189,970)
Death benefits	(9,473)	(6,234)

Increase (decrease) from contract transactions	(343,035)	(291,781)

Net assets at beginning of year	1,004,554	623,765

Net assets at end of year	$838,952	$489,704

Accumulation unit activity

Units outstanding at beginning of year	507,419	430,814
Contract purchase payments	179	136
Net transfers(1)	(17,965)	(56,450)
Contract terminations:
Surrender benefits and contract charges	(135,491)	(114,018)
Death benefits	(4,333)	(3,594)

Units outstanding at end of year	349,809	256,888

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	AB VPS Bal	AB VPS	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Global Thematic	Gro & Inc,	Intl Val,	Inflation Prot,
Year ended Dec. 31, 2012	Cl B	Gro, Cl B	Cl B	Cl B	Cl II

Operations

Investment income (loss) — net	$1,427	$(1,440)	$(112)	$(410)	$13,018
Net realized gain (loss) on sales of investments	1,523	3,347	2,840	(83,815)	49,085
Distributions from capital gains	—	—	—	—	33,653
Net change in unrealized appreciation or depreciation of investments	21,612	12,926	46,841	224,703	(17,132)

Net increase (decrease) in net assets resulting from operations	24,562	14,833	49,569	140,478	78,624

Contract transactions

Contract purchase payments	75	—	200	626	778
Net transfers(1)	859	(29,689)	(4,944)	22,572	(32,909)
Contract terminations:
Surrender benefits and contract charges	(10,588)	(5,274)	(41,083)	(175,529)	(261,819)
Death benefits	—	—	—	(3,463)	(10,317)

Increase (decrease) from contract transactions	(9,654)	(34,963)	(45,827)	(155,794)	(304,267)

Net assets at beginning of year	208,059	125,706	325,583	1,099,200	1,375,484

Net assets at end of year	$222,967	$105,576	$329,325	$1,083,884	$1,149,841

Accumulation unit activity

Units outstanding at beginning of year	196,484	94,731	218,722	1,310,302	1,031,323
Contract purchase payments	—	—	—	678	569
Net transfers(1)	772	(19,585)	(3,068)	36,693	(22,895)
Contract terminations:
Surrender benefits and contract charges	(9,309)	(3,888)	(27,939)	(195,468)	(188,885)
Death benefits	—	—	—	(4,232)	(7,567)

Units outstanding at end of year	187,947	71,258	187,715	1,147,973	812,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl II	Cl I

Operations

Investment income (loss) — net	$—	$64	$(22,110)	$227	$(7)
Net realized gain (loss) on sales of investments	1	3,843	38,749	(225)	4
Distributions from capital gains	—	857	—	—	67
Net change in unrealized appreciation or depreciation of investments	129	(3,233)	181,326	8,093	187

Net increase (decrease) in net assets resulting from operations	130	1,531	197,965	8,095	251

Contract transactions

Contract purchase payments	—	75	970	—	—
Net transfers(1)	(5)	(11)	(112,343)	(11)	(11)
Contract terminations:
Surrender benefits and contract charges	—	(12,566)	(216,491)	—	—
Death benefits	—	—	(4,650)	—	—

Increase (decrease) from contract transactions	(5)	(12,502)	(332,514)	(11)	(11)

Net assets at beginning of year	648	14,845	1,612,188	62,557	1,355

Net assets at end of year	$773	$3,874	$1,477,639	$70,641	$1,595

Accumulation unit activity

Units outstanding at beginning of year	—	13,669	1,575,414	55,777	—
Contract purchase payments	—	—	827	—	—
Net transfers(1)	—	—	(96,634)	—	—
Contract terminations:
Surrender benefits and contract charges	—	(11,590)	(188,540)	—	—
Death benefits	—	—	(4,277)	—	—

Units outstanding at end of year	—	2,079	1,286,790	55,777	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(11,497)	$28,877	$(32,718)	$(9,479)	$16,599
Net realized gain (loss) on sales of investments	12	16,750	18,585	9,430	4,981
Distributions from capital gains	—	28,796	—	22,119	—
Net change in unrealized appreciation or depreciation of investments	(10)	(9,723)	301,436	151,605	13,933

Net increase (decrease) in net assets resulting from operations	(11,495)	64,700	287,303	173,675	35,513

Contract transactions

Contract purchase payments	593	10,586	727	434	—
Net transfers(1)	7,757	187,451	(41,310)	(40,132)	(10,309)
Contract terminations:
Surrender benefits and contract charges	(124,574)	(422,072)	(333,513)	(117,375)	(57,796)
Death benefits	(9,381)	(8,967)	(1,274)	(1,629)	(631)

Increase (decrease) from contract transactions	(125,605)	(233,002)	(375,370)	(158,702)	(68,736)

Net assets at beginning of year	965,224	1,091,857	2,358,767	945,465	272,699

Net assets at end of year	$828,124	$923,555	$2,270,700	$960,438	$239,476

Accumulation unit activity

Units outstanding at beginning of year	910,906	805,140	1,576,967	534,676	172,013
Contract purchase payments	403	6,879	551	209	—
Net transfers(1)	7,526	149,539	(21,232)	(16,865)	(6,219)
Contract terminations:
Surrender benefits and contract charges	(117,820)	(318,067)	(182,862)	(56,814)	(35,261)
Death benefits	(8,999)	(6,442)	(570)	(882)	(408)

Units outstanding at end of year	792,016	637,049	1,372,854	460,324	130,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Marsico Gro,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 1

Operations

Investment income (loss) — net	$7,962	$56	$(194)	$(6,573)	$(285)
Net realized gain (loss) on sales of investments	637	(180)	397	22,265	1,985
Distributions from capital gains	3,153	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,451	4,345	2,915	49,081	3,103

Net increase (decrease) in net assets resulting from operations	19,203	4,221	3,118	64,773	4,803

Contract transactions

Contract purchase payments	—	155	—	1,199	100
Net transfers(1)	3,247	(1,342)	(653)	(151,036)	1,790
Contract terminations:
Surrender benefits and contract charges	(6,275)	(998)	(1,232)	(48,240)	(1,373)
Death benefits	(850)	—	—	(10,058)	(851)

Increase (decrease) from contract transactions	(3,878)	(2,185)	(1,885)	(208,135)	(334)

Net assets at beginning of year	144,236	27,536	17,083	562,210	44,469

Net assets at end of year	$159,561	$29,572	$18,316	$418,848	$48,938

Accumulation unit activity

Units outstanding at beginning of year	96,139	24,670	11,974	538,090	44,943
Contract purchase payments	—	147	—	955	—
Net transfers(1)	2,280	(1,237)	(425)	(130,642)	1,698
Contract terminations:
Surrender benefits and contract charges	(3,994)	(832)	(829)	(42,510)	(1,268)
Death benefits	(529)	—	—	(9,086)	(779)

Units outstanding at end of year	93,896	22,748	10,720	356,807	44,594

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  41

Statements of Changes in Net Assets

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(4)	$(878)	$(81)	$(13,629)	$—
Net realized gain (loss) on sales of investments	10	626	5	28,015	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	443	6,138	961	121,643	115

Net increase (decrease) in net assets resulting from operations	449	5,886	885	136,029	115

Contract transactions

Contract purchase payments	—	161	—	1,212	—
Net transfers(1)	(12)	(1,402)	(4)	(13,473)	(6)
Contract terminations:
Surrender benefits and contract charges	—	(3,442)	—	(96,480)	—
Death benefits	—	(206)	—	(13,211)	—

Increase (decrease) from contract transactions	(12)	(4,889)	(4)	(121,952)	(6)

Net assets at beginning of year	2,764	60,080	5,261	992,184	629

Net assets at end of year	$3,201	$61,077	$6,142	$1,006,261	$738

Accumulation unit activity

Units outstanding at beginning of year	2,727	60,678	5,099	649,756	—
Contract purchase payments	—	160	—	719	—
Net transfers(1)	—	(1,346)	—	(7,886)	—
Contract terminations:
Surrender benefits and contract charges	—	(3,132)	—	(56,199)	—
Death benefits	—	(187)	—	(7,716)	—

Units outstanding at end of year	2,727	56,173	5,099	578,674	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Return	Serv	Serv

Operations

Investment income (loss) — net	$(397)	$(4,348)	$(57)	$(217)	$(4,924)
Net realized gain (loss) on sales of investments	201	3,087	(7)	27	32,170
Distributions from capital gains	1,820	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,904	3,487	(69)	3,722	23,551

Net increase (decrease) in net assets resulting from operations	3,528	2,226	(133)	3,532	50,797

Contract transactions

Contract purchase payments	75	1,212	—	—	242
Net transfers(1)	2,037	10,567	(2)	(686)	(14,606)
Contract terminations:
Surrender benefits and contract charges	(837)	(104,511)	(4)	(547)	(49,228)
Death benefits	(417)	(9,807)	—	—	(1,129)

Increase (decrease) from contract transactions	858	(102,539)	(6)	(1,233)	(64,721)

Net assets at beginning of year	36,656	1,010,028	3,642	20,003	350,806

Net assets at end of year	$41,042	$909,715	$3,503	$22,302	$336,882

Accumulation unit activity

Units outstanding at beginning of year	30,238	938,249	3,201	16,633	277,423
Contract purchase payments	—	1,104	—	—	164
Net transfers(1)	1,514	9,726	—	(511)	(8,369)
Contract terminations:
Surrender benefits and contract charges	(649)	(96,978)	(5)	(413)	(34,257)
Death benefits	(311)	(8,959)	—	—	(834)

Units outstanding at end of year	30,792	843,142	3,196	15,709	234,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  43

Statements of Changes in Net Assets

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$223	$(6)	$22	$2,452	$(19,132)
Net realized gain (loss) on sales of investments	18	(2)	(7)	1,081	(36,491)
Distributions from capital gains	—	—	—	1,120	—
Net change in unrealized appreciation or depreciation of investments	720	234	119	362	1,138,060

Net increase (decrease) in net assets resulting from operations	961	226	134	5,015	1,082,437

Contract transactions

Contract purchase payments	—	—	—	650	13,248
Net transfers(1)	—	(10)	(11)	(962)	(207,861)
Contract terminations:
Surrender benefits and contract charges	(9)	—	—	(17,343)	(1,362,156)
Death benefits	—	—	—	(2,080)	(132,707)

Increase (decrease) from contract transactions	(9)	(10)	(11)	(19,735)	(1,689,476)

Net assets at beginning of year	11,128	1,025	1,153	93,275	7,728,308

Net assets at end of year	$12,080	$1,241	$1,276	$78,555	$7,121,269

Accumulation unit activity

Units outstanding at beginning of year	7,445	—	—	64,254	4,737,274
Contract purchase payments	—	—	—	—	6,521
Net transfers(1)	—	—	—	(857)	(113,755)
Contract terminations:
Surrender benefits and contract charges	(8)	—	—	(15,096)	(712,046)
Death benefits	—	—	—	(1,808)	(65,648)

Units outstanding at end of year	7,437	—	—	46,493	3,852,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

Operations

Investment income (loss) — net	$(5,764)	$8,725	$(21,482)	$1,426	$295
Net realized gain (loss) on sales of investments	17,465	19,117	35,314	(22,611)	—
Distributions from capital gains	—	35,595	175,949	1,530	—
Net change in unrealized appreciation or depreciation of investments	52,009	(4,995)	85,961	106,682	332

Net increase (decrease) in net assets resulting from operations	63,710	58,442	275,742	87,027	627

Contract transactions

Contract purchase payments	2,287	404	2,606	1,892	—
Net transfers(1)	(140)	44,413	41,869	(54,992)	(11)
Contract terminations:
Surrender benefits and contract charges	(42,752)	(253,995)	(223,217)	(76,121)	(115)
Death benefits	(25,176)	(11,595)	(33,577)	(2,487)	—

Increase (decrease) from contract transactions	(65,781)	(220,773)	(212,319)	(131,708)	(126)

Net assets at beginning of year	500,502	1,400,828	2,133,291	509,137	5,788

Net assets at end of year	$498,431	$1,238,497	$2,196,714	$464,456	$6,289

Accumulation unit activity

Units outstanding at beginning of year	329,988	1,079,815	976,792	319,500	3,988
Contract purchase payments	1,274	301	997	940	—
Net transfers(1)	(81)	34,382	18,770	(31,005)	—
Contract terminations:
Surrender benefits and contract charges	(24,938)	(189,434)	(88,589)	(42,124)	(87)
Death benefits	(14,261)	(8,702)	(12,034)	(2,257)	—

Units outstanding at end of year	291,982	916,362	895,936	245,054	3,901

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  45

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$11	$(14,570)	$10,514	$32,472	$18
Net realized gain (loss) on sales of investments	3	8,065	5,306	19,715	(1)
Distributions from capital gains	—	78,635	—	1,035	—
Net change in unrealized appreciation or depreciation of investments	99	24,536	201,998	26,692	240

Net increase (decrease) in net assets resulting from operations	113	96,666	217,818	79,914	257

Contract transactions

Contract purchase payments	—	1,009	4,597	303	—
Net transfers(1)	(9)	17,608	(1,633)	(20,832)	(11)
Contract terminations:
Surrender benefits and contract charges	—	(20,296)	(562,099)	(100,444)	—
Death benefits	—	—	(4,581)	(5,971)	—

Increase (decrease) from contract transactions	(9)	(1,679)	(563,716)	(126,944)	(11)

Net assets at beginning of year	995	1,027,789	2,010,808	634,899	1,275

Net assets at end of year	$1,099	$1,122,776	$1,664,910	$587,869	$1,521

Accumulation unit activity

Units outstanding at beginning of year	—	554,658	1,323,381	385,333	—
Contract purchase payments	—	426	2,710	171	—
Net transfers(1)	—	8,844	(1,009)	(11,535)	—
Contract terminations:
Surrender benefits and contract charges	—	(13,883)	(350,135)	(56,000)	—
Death benefits	—	—	(2,796)	(3,445)	—

Units outstanding at end of year	—	550,045	972,151	314,524	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Period ended Dec. 31, 2012 (continued)	Inst	Inst	Ser II(2)	Ser II	Ser II

Operations

Investment income (loss) — net	$(2,832)	$13	$(22)	$2,230	$(95)
Net realized gain (loss) on sales of investments	2,356	(1)	(1)	18,689	4,549
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	157,915	141	(35)	440,323	(2,873)

Net increase (decrease) in net assets resulting from operations	157,439	153	(58)	461,242	1,581

Contract transactions

Contract purchase payments	556	—	2,550	1,616	100
Net transfers(1)	(95,115)	(12)	(5)	(316,335)	(11)
Contract terminations:
Surrender benefits and contract charges	(127,694)	—	—	(419,654)	(11,722)
Death benefits	(3,351)	—	—	(7,933)	—

Increase (decrease) from contract transactions	(225,604)	(12)	2,545	(742,306)	(11,633)

Net assets at beginning of year	1,004,590	1,108	—	2,871,607	11,652

Net assets at end of year	$936,425	$1,249	$2,487	$2,590,543	$1,600

Accumulation unit activity

Units outstanding at beginning of year	799,999	—	—	2,783,002	10,671
Contract purchase payments	395	—	—	1,397	—
Net transfers(1)	(68,614)	—	—	(276,335)	—
Contract terminations:
Surrender benefits and contract charges	(90,209)	—	—	(359,073)	(10,671)
Death benefits	(2,499)	—	—	(7,354)	—

Units outstanding at end of year	639,072	—	—	2,141,637	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  47

Statements of Changes in Net Assets

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser II(2)	Ser II	Serv

Operations

Investment income (loss) — net	$(7)	$(889)	$(494)	$(1,099)	$(387)
Net realized gain (loss) on sales of investments	355	860	(47)	(40,932)	932
Distributions from capital gains	—	483	19	—	727
Net change in unrealized appreciation or depreciation of investments	5,106	6,563	(1,109)	125,658	5,148

Net increase (decrease) in net assets resulting from operations	5,454	7,017	(1,631)	83,627	6,420

Contract transactions

Contract purchase payments	125	141	1,200	600	100
Net transfers(1)	1,863	(25,146)	63,790	(181,053)	165
Contract terminations:
Surrender benefits and contract charges	(788)	(8,201)	(345)	(51,499)	(1,259)
Death benefits	(430)	(1,141)	—	(5,191)	(861)

Increase (decrease) from contract transactions	770	(34,347)	64,645	(237,143)	(1,855)

Net assets at beginning of year	39,922	83,126	—	588,731	39,064

Net assets at end of year	$46,146	$55,796	$63,014	$435,215	$43,629

Accumulation unit activity

Units outstanding at beginning of year	46,588	69,100	—	514,190	42,887
Contract purchase payments	—	108	—	414	—
Net transfers(1)	2,024	(19,421)	63,789	(137,972)	140
Contract terminations:
Surrender benefits and contract charges	(892)	(6,530)	(368)	(41,415)	(1,267)
Death benefits	(469)	(930)	—	(5,727)	(839)

Units outstanding at end of year	47,251	42,327	63,421	329,490	40,921

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

48  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS Inv	MFS	MFS	MFS	MS UIF
	Gro Stock,	New Dis,	Total Return,	Utilities,	Global Real Est,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$(1,451)	$(3,681)	$17,798	$5,927	$(535)
Net realized gain (loss) on sales of investments	8,784	3,077	4,764	14,876	82
Distributions from capital gains	7,856	28,573	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,880	24,032	148,868	(6,930)	12,059

Net increase (decrease) in net assets resulting from operations	23,069	52,001	171,430	13,873	11,606

Contract transactions

Contract purchase payments	—	909	3,939	125	75
Net transfers(1)	(6)	(1,903)	16,206	(11,228)	(762)
Contract terminations:
Surrender benefits and contract charges	(30,936)	(25,770)	(552,177)	(41,747)	(115)
Death benefits	—	—	(4,570)	—	—

Increase (decrease) from contract transactions	(30,942)	(26,764)	(536,602)	(52,850)	(802)

Net assets at beginning of year	152,416	273,455	2,020,126	148,437	42,112

Net assets at end of year	$144,543	$298,692	$1,654,954	$109,460	$52,916

Accumulation unit activity

Units outstanding at beginning of year	99,200	141,359	1,421,368	56,331	59,599
Contract purchase payments	—	398	2,602	—	—
Net transfers(1)	—	(822)	10,594	(3,625)	(968)
Contract terminations:
Surrender benefits and contract charges	(17,629)	(11,499)	(367,507)	(15,275)	(147)
Death benefits	—	—	(3,049)	—	—

Units outstanding at end of year	81,571	129,436	1,064,008	37,431	58,484

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  49

Statements of Changes in Net Assets

	MS UIF	MS UIF	Oppen Cap	Oppen	Oppen Global
	Mid Cap Gro,	U.S. Real Est,	Appr VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Serv	Serv	Srv

Operations

Investment income (loss) — net	$(18)	$(369)	$(25,967)	$2,563	$137,451
Net realized gain (loss) on sales of investments	(1)	375	119,978	4,967	58,462
Distributions from capital gains	203	—	—	—	34,832
Net change in unrealized appreciation or depreciation of investments	(67)	6,784	252,721	65,259	130,886

Net increase (decrease) in net assets resulting from operations	117	6,790	346,732	72,789	361,631

Contract transactions

Contract purchase payments	—	—	2,386	100	4,599
Net transfers(1)	(5)	(2,697)	(168,277)	(31,631)	37,012
Contract terminations:
Surrender benefits and contract charges	—	(5,016)	(347,719)	(2,478)	(515,251)
Death benefits	—	(955)	(7,683)	—	(70,283)

Increase (decrease) from contract transactions	(5)	(8,668)	(521,293)	(34,009)	(543,923)

Net assets at beginning of year	1,620	50,879	2,829,007	377,719	3,399,575

Net assets at end of year	$1,732	$49,001	$2,654,446	$416,499	$3,217,283

Accumulation unit activity

Units outstanding at beginning of year	—	35,990	2,156,108	189,982	2,286,456
Contract purchase payments	—	—	1,586	—	2,803
Net transfers(1)	—	(1,769)	(108,420)	(13,304)	19,993
Contract terminations:
Surrender benefits and contract charges	—	(3,311)	(232,152)	(638)	(333,348)
Death benefits	—	(631)	(5,784)	—	(43,949)

Units outstanding at end of year	—	30,279	1,811,338	176,040	1,931,955

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Oppen Main	PIMCO	Put VT	Put VT	Put VT
	St Sm Cap	VIT All Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2012 (continued)	VA, Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(13,354)	$3,617	$5	$135	$(225)
Net realized gain (loss) on sales of investments	51,504	(128)	1	(175)	66
Distributions from capital gains	—	—	62	—	—
Net change in unrealized appreciation or depreciation of investments	164,924	9,323	78	2,831	2,411

Net increase (decrease) in net assets resulting from operations	203,074	12,812	146	2,791	2,252

Contract transactions

Contract purchase payments	2,256	—	—	50	—
Net transfers(1)	(59,624)	827	(7)	(10)	(4)
Contract terminations:
Surrender benefits and contract charges	(117,776)	(2,527)	—	(383)	(111)
Death benefits	(15,853)	(2,566)	—	—	—

Increase (decrease) from contract transactions	(190,997)	(4,266)	(7)	(343)	(115)

Net assets at beginning of year	1,305,372	99,070	675	13,856	15,085

Net assets at end of year	$1,317,449	$107,616	$814	$16,304	$17,222

Accumulation unit activity

Units outstanding at beginning of year	708,885	85,665	—	9,122	13,498
Contract purchase payments	941	—	—	—	—
Net transfers(1)	(25,169)	660	—	(3)	—
Contract terminations:
Surrender benefits and contract charges	(50,910)	(2,071)	—	(242)	(93)
Death benefits	(6,865)	(2,006)	—	—	—

Units outstanding at end of year	626,882	82,248	—	8,877	13,405

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  51

Statements of Changes in Net Assets

	Put VT	VP	VP	VP BR Gl	VP
	Sm Cap Val,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(666)	$(6,411)	$(123,183)	$6,545	$(8,815)
Net realized gain (loss) on sales of investments	(849)	699	279,937	343	9,009
Distributions from capital gains	—	—	—	2,683	—
Net change in unrealized appreciation or depreciation of investments	11,792	55,906	922,838	(357)	42,737

Net increase (decrease) in net assets resulting from operations	10,277	50,194	1,079,592	9,214	42,931

Contract transactions

Contract purchase payments	—	—	—	—	—
Net transfers(1)	(1,139)	—	(609,032)	7,405	1,459,525
Contract terminations:
Surrender benefits and contract charges	(3,060)	(4,986)	(1,007,977)	(17,570)	(1,097,659)
Death benefits	—	—	—	(3,282)	—

Increase (decrease) from contract transactions	(4,199)	(4,986)	(1,617,009)	(13,447)	361,866

Net assets at beginning of year	66,010	415,574	9,441,426	214,853	477,225

Net assets at end of year	$72,088	$460,782	$8,904,009	$210,620	$882,022

Accumulation unit activity

Units outstanding at beginning of year	66,811	385,600	8,804,073	165,060	448,355
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(1,024)	—	(524,470)	5,938	1,332,571
Contract terminations:
Surrender benefits and contract charges	(2,761)	(4,206)	(882,773)	(13,469)	(998,221)
Death benefits	—	—	—	(2,521)	—

Units outstanding at end of year	63,026	381,394	7,396,830	155,008	782,705

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(52,874)	$(97,734)	$(390,960)	$(71,138)	$(319,343)
Net realized gain (loss) on sales of investments	68,707	26,851	560,870	24,353	422,779
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	212,284	627,261	2,401,264	496,342	2,241,266

Net increase (decrease) in net assets resulting from operations	228,117	556,378	2,571,174	449,557	2,344,702

Contract transactions

Contract purchase payments	—	35,046	44,028	20,200	18,120
Net transfers(1)	310,602	115,679	291,326	(143,127)	(383,744)
Contract terminations:
Surrender benefits and contract charges	(312,717)	(228,014)	(2,749,898)	(106,730)	(1,899,786)
Death benefits	(318,463)	—	(385,102)	—	(102,594)

Increase (decrease) from contract transactions	(320,578)	(77,289)	(2,799,646)	(229,657)	(2,368,004)

Net assets at beginning of year	4,148,482	6,101,114	28,315,288	4,309,434	22,723,993

Net assets at end of year	$4,056,021	$6,580,203	$28,086,816	$4,529,334	$22,700,691

Accumulation unit activity

Units outstanding at beginning of year	3,907,725	5,663,073	26,223,439	4,000,063	21,051,197
Contract purchase payments	—	31,170	38,315	17,349	15,691
Net transfers(1)	279,255	97,779	252,086	(120,647)	(329,579)
Contract terminations:
Surrender benefits and contract charges	(286,972)	(200,515)	(2,392,476)	(92,271)	(1,648,722)
Death benefits	(293,305)	—	(347,679)	—	(92,111)

Units outstanding at end of year	3,606,703	5,591,507	23,773,685	3,804,494	18,996,476

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  53

Statements of Changes in Net Assets

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(29,030)	$(48,844)	$(16,357)	$(1,211)	$(611)
Net realized gain (loss) on sales of investments	23,253	76,907	41,204	831	5
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	142,619	210,751	112,848	7,039	5,914

Net increase (decrease) in net assets resulting from operations	136,842	238,814	137,695	6,659	5,308

Contract transactions

Contract purchase payments	10	8,299	828	10	—
Net transfers(1)	27,440	148,872	(96,166)	1,622	(6)
Contract terminations:
Surrender benefits and contract charges	(78,221)	(445,327)	(200,568)	(1,296)	—
Death benefits	—	(92,935)	(4,578)	(839)	—

Increase (decrease) from contract transactions	(50,771)	(381,091)	(300,484)	(503)	(6)

Net assets at beginning of year	1,946,482	3,373,474	1,254,952	74,880	34,973

Net assets at end of year	$2,032,553	$3,231,197	$1,092,163	$81,036	$40,275

Accumulation unit activity

Units outstanding at beginning of year	1,814,193	3,143,804	780,497	91,760	30,183
Contract purchase payments	—	7,346	477	—	—
Net transfers(1)	24,571	132,900	(45,509)	1,772	—
Contract terminations:
Surrender benefits and contract charges	(70,241)	(395,388)	(101,407)	(1,478)	—
Death benefits	—	(80,533)	(3,319)	(937)	—

Units outstanding at end of year	1,768,523	2,808,129	630,739	91,117	30,183

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Wanger	Wanger
Year ended Dec. 31, 2012 (continued)	Intl	USA

Operations

Investment income (loss) — net	$(2,280)	$(7,103)
Net realized gain (loss) on sales of investments	2,930	12,085
Distributions from capital gains	98,599	32,111
Net change in unrealized appreciation or depreciation of investments	101,507	79,593

Net increase (decrease) in net assets resulting from operations	200,756	116,686

Contract transactions

Contract purchase payments	636	374
Net transfers(1)	(96,994)	(56,901)
Contract terminations:
Surrender benefits and contract charges	(157,385)	(102,811)
Death benefits	(3,144)	(2,028)

Increase (decrease) from contract transactions	(256,887)	(161,366)

Net assets at beginning of year	1,060,685	668,445

Net assets at end of year	$1,004,554	$623,765

Accumulation unit activity

Units outstanding at beginning of year	641,327	546,542
Contract purchase payments	335	265
Net transfers(1)	(49,630)	(40,597)
Contract terminations:
Surrender benefits and contract charges	(82,798)	(73,866)
Death benefits	(1,815)	(1,530)

Units outstanding at end of year	507,419	430,814

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  55

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Innovations Select Variable Annuity (Innovations Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through Innovations Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under Innovations Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through Innovations Select.

Division	Fund

AB VPS Bal Wealth Strategy, Cl B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)
FTVIPT Frank Rising Divd, Cl 2	FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (previously FTVIPT Franklin Rising Dividends Securities Fund – Class 2)

56  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Division	Fund

FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (previously FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
FTVIPT Temp Gro, Cl 2	FTVIPT Templeton Growth VIP Fund – Class 2 (previously FTVIPT Templeton Growth Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl II	Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(2)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	Oppenheimer High Income Fund/VA, Service Shares merged into Oppenheimer Global Strategic Income Fund/VA, Service Shares on Oct. 26, 2012.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  57

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For Innovations Select contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.85% to 1.65% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

For Innovations Select contracts, RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The financial statements include other subaccounts that are not offered through Innovations Select contracts.

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

58  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Bal Wealth Strategy, Cl B	$5,233
AB VPS Global Thematic Gro, Cl B	25
AB VPS Gro & Inc, Cl B	1,623
AB VPS Intl Val, Cl B	114,241
AC VP Inflation Prot, Cl II	321,531
AC VP Intl, Cl II	13
AC VP Mid Cap Val, Cl II	112
AC VP Ultra, Cl II	106,674
AC VP Val, Cl II	1,090
CB Var Sm Cap Gro, Cl I	153
Col VP Cash Mgmt, Cl 3	1,523,598
Col VP Div Bond, Cl 3	135,811
Col VP Divd Opp, Cl 3	69,556
Col VP Emer Mkts, Cl 3	146,056
Col VP Hi Yield Bond, Cl 3	35,617
Col VP Inc Opp, Cl 2	374,029
Col VP Inc Opp, Cl 3	43,078
Col VP Intl Opp, Cl 3	583
Col VP Lg Cap Gro, Cl 3	—
Col VP Lg Core Quan, Cl 3	19,783
Col VP Man Vol Conserv, Cl 2	170
Col VP Man Vol Conserv Gro, Cl 2	81,038
Col VP Man Vol Gro, Cl 2	152,957
Col VP Man Vol Mod Gro, Cl 2	2,627,673
Col VP Marsico Gro, Cl 1	296
Col VP Marsico Intl Opp, Cl 2	16
Col VP Mid Cap Gro Opp, Cl 3	1
Col VP Mid Cap Val Opp, Cl 3	14
Col VP S&P 500, Cl 3	451
Col VP Select Lg Cap Val, Cl 3	—
Col VP Sm Cap Val, Cl 2	1,402
Col VP US Govt Mtge, Cl 3	26,254
CS Commodity Return	125
Drey IP MidCap Stock, Serv	225
Drey IP Tech Gro, Serv	19,776
Drey VIF Appr, Serv	206
Drey VIF Intl Eq, Serv	34
Drey VIF Intl Val, Serv	24

EV VT Floating-Rate Inc	6,539
Fid VIP Contrafund, Serv Cl 2	170,468
Fid VIP Gro, Serv Cl 2	1,422
Fid VIP Invest Gr, Serv Cl 2	231,698
Fid VIP Mid Cap, Serv Cl 2	258,912
Fid VIP Overseas, Serv Cl 2	10,865
FTVIPT Frank Inc, Cl 2	424
FTVIPT Frank Rising Divd, Cl 2	20
FTVIPT Frank Sm Mid Cap Gro, Cl 2	84,766
FTVIPT Frank Mutual Shares, Cl 2	39,858
FTVIPT Temp Global Bond, Cl 2	102,339
FTVIPT Temp Gro, Cl 2	47
GS VIT Mid Cap Val, Inst	84,919
GS VIT U.S. Eq Insights, Inst	20
Invesco VI Am Fran, Ser II	11
Invesco VI Comstock, Ser II	122,840
Invesco VI Global Hlth, Ser II	14
Invesco VI Intl Gro, Ser II	6,128
Invesco VI Mid Cap Core Eq, Ser II	6,986
Invesco VI Mid Cap Gro, Ser II	214
Invesco VI Val Opp, Ser II	14,170
Janus Aspen Janus, Serv	544
MFS Inv Gro Stock, Serv Cl	5,914
MFS New Dis, Serv Cl	2,735
MFS Total Return, Serv Cl	66,705
MFS Utilities, Serv Cl	5,319
MS UIF Global Real Est, Cl II	2,556
MS UIF Mid Cap Gro, Cl II	51
MS UIF U.S. Real Est, Cl II	2,752
Oppen Cap Appr VA, Serv	52,593
Oppen Global VA, Serv	4,693
Oppen Global Strategic Inc VA, Srv	334,090
Oppen Main St Sm Cap VA, Serv	30,108
PIMCO VIT All Asset, Advisor Cl	6,865
Put VT Global Hlth Care, Cl IB	42
Put VT Intl Eq, Cl IB	203
Put VT Multi-Cap Gro, Cl IB	98
Put VT Sm Cap Val, Cl IB	1,639

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  59

Division	Purchases

VP Aggr, Cl 2	$—
VP Aggr, Cl 4	1
VP BR Gl Infl Prot Sec, Cl 3	28,366
VP Conserv, Cl 2	313,176
VP Conserv, Cl 4	596,066
VP Mod, Cl 2	162,996
VP Mod, Cl 4	816,810
VP Mod Aggr, Cl 2	540,612

VP Mod Aggr, Cl 4	282,578
VP Mod Conserv, Cl 2	353,322
VP Mod Conserv, Cl 4	479,948
VP Ptnrs Sm Cap Val, Cl 3	22,328
VP Sit Divd Gro, Cl 3	127
VP Vty Estb Val, Cl 3	—
Wanger Intl	152,732
Wanger USA	67,730

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS Bal	AB VPS Global	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Thematic Gro,	Gro & Inc,	Intl Val,	Inflation Prot,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl II

1.00%	$1.37	$1.84	$2.38	$1.30	$—
1.05%	1.37	1.10	1.53	0.90	1.30
1.10%	1.37	1.82	2.35	—	—
1.15%	1.36	1.10	1.61	1.17	1.29
1.20%	1.36	1.09	1.52	0.89	1.28
1.25%	1.36	1.79	2.32	0.89	1.28
1.30%	1.35	1.78	2.30	1.15	1.27
1.35%	1.35	1.77	2.31	1.15	1.27
1.40%	1.34	1.76	2.30	0.88	1.26
1.45%	—	1.29	1.87	1.28	—
1.50%	1.34	1.07	1.56	1.13	1.25
1.55%	1.33	1.73	2.24	1.13	1.24
1.65%	1.33	1.71	2.22	—	—
1.70%	1.32	1.06	1.53	1.11	1.23
1.80%	—	0.90	1.17	0.63	—
1.90%	—	0.90	1.17	0.62	—
1.95%	—	1.27	1.84	1.26	—
2.00%	—	0.89	1.16	0.62	—
2.05%	—	1.27	1.83	1.26	—

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl I

1.00%	$—	$1.72	$1.86	$1.71	$2.24
1.05%	1.44	1.48	1.66	1.53	1.83
1.10%	—	—	—	—	—
1.15%	1.72	1.47	1.58	1.65	1.82
1.20%	1.42	1.46	1.64	1.51	1.81
1.25%	1.42	1.46	1.63	1.51	1.81
1.30%	1.70	1.45	1.56	1.63	1.80
1.35%	1.69	1.45	1.55	1.62	1.80
1.40%	1.40	1.44	1.61	1.49	1.79
1.45%	—	1.69	1.83	1.68	2.20
1.50%	1.66	1.43	1.53	1.60	1.78
1.55%	1.66	1.43	1.52	1.60	1.77
1.65%	—	—	—	—	—
1.70%	1.64	1.41	1.50	1.57	1.75
1.80%	—	1.43	1.33	1.22	1.67
1.90%	—	1.42	1.32	1.21	1.66
1.95%	—	1.66	1.80	1.66	2.16
2.00%	—	1.41	1.31	1.21	1.65
2.05%	—	1.66	1.79	1.65	2.16

60  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$1.04	$1.39	$2.91	$1.11	$1.36
1.05%	1.02	1.33	1.38	1.56	1.72
1.10%	1.03	1.38	2.88	—	—
1.15%	1.04	1.32	1.69	2.18	1.82
1.20%	1.00	1.31	1.36	1.54	1.71
1.25%	1.02	1.35	2.83	1.53	1.70
1.30%	1.01	1.35	2.81	2.15	1.79
1.35%	1.00	1.34	2.80	2.14	1.79
1.40%	1.07	1.53	2.78	1.52	1.68
1.45%	0.95	1.09	1.59	1.09	1.34
1.50%	1.01	1.28	1.64	2.11	1.76
1.55%	0.98	1.31	2.74	2.10	1.75
1.65%	0.97	1.30	2.71	—	—
1.70%	0.99	1.26	1.61	2.07	1.73
1.80%	0.92	1.18	1.04	0.85	1.49
1.90%	0.92	1.17	1.04	0.84	1.48
1.95%	0.94	1.07	1.56	1.07	1.32
2.00%	0.91	1.17	1.03	0.84	1.48
2.05%	0.93	1.07	1.55	1.07	1.31

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$0.90	$1.33	$1.46	$2.06	$1.40
1.05%	0.90	1.70	1.35	1.45	1.47
1.10%	—	—	—	2.04	1.39
1.15%	0.90	1.74	1.66	1.57	1.58
1.20%	0.90	1.68	1.33	1.43	1.46
1.25%	0.90	1.67	1.33	2.01	1.38
1.30%	0.90	1.72	1.64	2.00	1.56
1.35%	0.89	1.71	1.63	1.99	1.55
1.40%	0.89	1.65	1.50	1.98	1.52
1.45%	0.89	1.31	1.44	1.75	1.85
1.50%	0.89	1.68	1.61	1.52	1.53
1.55%	0.89	1.68	1.60	1.94	1.52
1.65%	—	—	—	1.92	1.33
1.70%	0.89	1.65	1.58	1.49	1.50
1.80%	0.89	1.48	0.97	1.14	1.15
1.90%	0.89	1.47	0.97	1.14	1.14
1.95%	0.89	1.29	1.41	1.72	1.82
2.00%	0.89	1.46	0.96	1.13	1.13
2.05%	0.89	1.28	1.41	1.71	1.81

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  61

	Col VP Man	Col VP Man	Col VP Man	Col VP Man	Col VP
	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,	Marsico Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 1

1.00%	$1.00	$1.01	$1.03	$1.02	$1.78
1.05%	1.00	1.01	1.03	1.02	1.46
1.10%	—	—	—	—	—
1.15%	1.00	1.01	1.03	1.02	1.45
1.20%	1.00	1.01	1.03	1.02	1.45
1.25%	1.00	1.01	1.03	1.02	1.44
1.30%	1.00	1.01	1.03	1.02	1.44
1.35%	1.00	1.01	1.03	1.02	1.43
1.40%	1.00	1.01	1.03	1.02	1.43
1.45%	1.00	1.01	1.03	1.02	1.76
1.50%	1.00	1.01	1.03	1.02	1.42
1.55%	1.00	1.01	1.03	1.02	1.41
1.65%	—	—	—	—	—
1.70%	1.00	1.01	1.03	1.02	1.40
1.80%	1.00	1.01	1.03	1.02	1.25
1.90%	1.00	1.01	1.03	1.02	1.24
1.95%	1.00	1.01	1.03	1.02	1.73
2.00%	1.00	1.01	1.03	1.02	1.23
2.05%	1.00	1.01	1.03	1.02	1.72

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$1.41	$—	$1.83	$2.36	$—
1.05%	1.03	1.56	1.33	1.56	1.58
1.10%	—	—	—	2.34	—
1.15%	1.02	1.65	1.32	1.64	1.70
1.20%	1.02	1.54	1.31	1.54	1.56
1.25%	1.01	1.54	1.31	2.30	1.55
1.30%	1.01	1.63	1.31	2.29	1.68
1.35%	1.01	1.62	1.30	2.28	1.67
1.40%	1.00	1.39	1.30	2.26	1.54
1.45%	1.38	—	1.80	1.74	—
1.50%	1.00	1.60	1.29	1.59	1.65
1.55%	0.99	1.59	1.28	2.23	1.64
1.65%	—	—	—	2.20	—
1.70%	0.98	1.57	1.27	1.56	1.62
1.80%	0.87	—	1.22	1.21	—
1.90%	0.86	—	1.22	1.21	—
1.95%	1.36	—	1.77	1.71	—
2.00%	0.86	—	1.21	1.20	—
2.05%	1.36	—	1.77	1.70	—

62  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Subaccount	Cl 2	Cl 3	Return	Serv	Serv

1.00%	$1.72	$1.08	$0.94	$—	$—
1.05%	1.62	1.08	0.73	1.65	1.95
1.10%	—	1.07	—	—	—
1.15%	1.86	1.08	0.73	1.84	1.91
1.20%	1.60	1.06	0.73	1.63	1.92
1.25%	1.59	1.05	0.73	1.63	1.92
1.30%	1.83	1.04	0.72	1.81	1.89
1.35%	1.82	1.04	0.72	1.81	1.88
1.40%	1.58	1.03	0.72	1.61	1.90
1.45%	1.69	0.97	0.93	—	—
1.50%	1.80	1.04	0.71	1.78	1.85
1.55%	1.79	1.02	0.71	1.77	1.85
1.65%	—	1.00	—	—	—
1.70%	1.77	1.02	0.70	1.75	1.82
1.80%	1.36	0.97	0.67	—	—
1.90%	1.35	0.96	0.66	—	—
1.95%	1.66	0.95	0.91	—	—
2.00%	1.34	0.96	0.66	—	—
2.05%	1.66	0.95	0.91	—	—

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Subaccount	Serv	Serv	Serv	Inc	Serv Cl 2

1.00%	$—	$1.42	$1.24	$1.16	$2.84
1.05%	1.63	1.00	1.07	1.22	1.61
1.10%	—	—	—	—	2.81
1.15%	1.70	0.99	1.28	1.21	1.91
1.20%	1.62	0.99	1.06	1.20	1.60
1.25%	1.61	0.98	1.05	1.20	2.77
1.30%	1.68	0.98	1.26	1.19	2.75
1.35%	1.67	0.98	1.26	1.19	2.74
1.40%	1.59	0.97	1.04	1.19	2.72
1.45%	—	1.40	1.22	1.14	1.70
1.50%	1.65	0.97	1.24	1.18	1.85
1.55%	1.64	0.96	1.24	1.17	2.68
1.65%	—	—	—	—	2.65
1.70%	1.62	0.95	1.22	1.16	1.81
1.80%	—	0.89	0.83	1.17	1.21
1.90%	—	0.88	0.83	1.16	1.20
1.95%	—	1.37	1.20	1.12	1.67
2.00%	—	0.87	0.82	1.15	1.19
2.05%	—	1.37	1.20	1.12	1.67

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  63

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

1.00%	$2.39	$1.09	$3.85	$2.73	$1.39
1.05%	1.65	1.34	1.76	1.31	1.53
1.10%	2.37	—	3.81	2.70	—
1.15%	1.70	1.33	2.19	1.60	1.64
1.20%	1.63	1.32	1.74	1.29	1.51
1.25%	2.33	1.32	3.75	2.66	1.50
1.30%	2.32	1.31	3.72	2.64	1.62
1.35%	2.30	1.30	3.70	2.63	1.61
1.40%	2.29	1.31	3.69	2.62	1.49
1.45%	—	1.07	1.65	1.52	1.37
1.50%	1.65	1.29	2.12	1.55	1.59
1.55%	2.26	1.28	3.63	2.57	1.58
1.65%	2.23	—	3.59	2.55	—
1.70%	1.62	1.26	2.08	1.53	1.56
1.80%	—	1.21	1.32	0.93	1.24
1.90%	—	1.20	1.31	0.92	1.23
1.95%	—	1.05	1.62	1.49	1.35
2.00%	—	1.19	1.30	0.92	1.22
2.05%	—	1.05	1.61	1.49	1.34

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$—	$2.89	$2.25	$1.21	$1.65
1.05%	1.62	1.74	1.41	1.84	1.34
1.10%	—	2.85	2.23	—	—
1.15%	1.73	1.80	1.62	1.91	1.53
1.20%	1.60	1.72	1.39	1.82	1.32
1.25%	1.59	2.81	2.19	1.82	1.32
1.30%	1.71	2.79	2.18	1.89	1.51
1.35%	1.70	2.78	2.17	1.88	1.50
1.40%	1.57	2.76	2.16	1.80	1.30
1.45%	—	—	—	1.19	1.62
1.50%	1.68	1.74	1.57	1.85	1.48
1.55%	1.67	2.72	2.12	1.85	1.47
1.65%	—	2.69	2.10	—	—
1.70%	1.65	1.71	1.55	1.82	1.45
1.80%	—	—	—	1.51	1.04
1.90%	—	—	—	1.50	1.04
1.95%	—	—	—	1.17	1.60
2.00%	—	—	—	1.50	1.03
2.05%	—	—	—	1.17	1.59

64  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Subaccount	Inst	Inst	Ser II	Ser II	Ser II

1.00%	$1.78	$1.87	$1.34	$1.81	$1.90
1.05%	1.68	1.25	1.34	1.54	1.62
1.10%	—	—	—	—	—
1.15%	1.97	1.24	1.33	1.65	1.61
1.20%	1.67	1.23	1.33	1.52	1.60
1.25%	1.66	1.23	1.33	1.52	1.60
1.30%	1.94	1.23	1.33	1.63	1.59
1.35%	1.93	1.22	1.33	1.62	1.59
1.40%	1.64	1.22	1.33	1.50	1.58
1.45%	1.76	1.84	1.33	1.78	1.87
1.50%	1.91	1.21	1.33	1.60	1.57
1.55%	1.90	1.21	1.33	1.59	1.57
1.65%	—	—	—	—	—
1.70%	1.87	1.19	1.32	1.57	1.55
1.80%	1.34	1.20	1.32	1.27	1.53
1.90%	1.33	1.19	1.32	1.26	1.52
1.95%	1.73	1.81	1.32	1.75	1.83
2.00%	1.32	1.18	1.32	1.25	1.51
2.05%	1.72	1.80	1.31	1.74	1.83

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Subaccount	Ser II	Ser II	Ser II	Ser II	Serv

1.00%	$1.44	$—	$1.32	$2.03	$1.65
1.05%	1.13	1.56	1.32	1.23	1.35
1.10%	—	—	1.32	2.01	—
1.15%	1.12	1.68	1.32	1.29	1.34
1.20%	1.12	1.55	1.32	1.22	1.33
1.25%	1.11	1.54	1.31	1.98	1.33
1.30%	1.11	1.66	1.31	1.96	1.33
1.35%	1.11	1.65	1.31	1.95	1.32
1.40%	1.10	1.52	1.31	1.94	1.32
1.45%	1.42	—	1.31	—	1.63
1.50%	1.09	1.63	1.31	1.25	1.30
1.55%	1.09	1.62	1.31	1.91	1.30
1.65%	—	—	1.31	1.89	—
1.70%	1.08	1.60	1.30	1.23	1.29
1.80%	1.01	—	1.30	—	1.21
1.90%	1.00	—	1.30	—	1.20
1.95%	1.39	—	1.30	—	1.60
2.00%	0.99	—	1.30	—	1.19
2.05%	1.39	—	1.30	—	1.59

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  65

	MFS Inv	MFS	MFS	MFS	MS UIF
	Gro Stock,	New Dis,	Total Return,	Utilities,	Global Real Est,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Serv Cl	Cl II

1.00%	$2.31	$3.36	$1.89	$4.15	$1.41
1.05%	1.69	2.22	1.43	1.99	0.92
1.10%	2.28	3.32	1.87	4.11	—
1.15%	1.73	2.33	1.47	2.53	0.92
1.20%	1.67	2.20	1.42	1.96	0.91
1.25%	2.24	3.27	1.84	4.04	0.91
1.30%	2.23	3.25	1.83	4.02	0.91
1.35%	2.22	3.23	1.82	4.00	0.90
1.40%	2.21	3.21	1.81	3.98	0.90
1.45%	—	—	1.40	1.62	1.39
1.50%	1.68	2.26	1.43	2.45	0.89
1.55%	2.17	3.16	1.78	3.91	0.89
1.65%	2.15	3.13	1.76	3.87	—
1.70%	1.65	2.22	1.40	2.41	0.88
1.80%	—	—	1.18	1.27	0.91
1.90%	—	—	1.17	1.26	0.90
1.95%	—	—	1.38	1.60	1.36
2.00%	—	—	1.17	1.26	0.90
2.05%	—	—	1.37	1.59	1.36

	MS UIF	MS UIF	Oppen Cap	Oppen	Oppen Global
	Mid Cap Gro,	U.S. Real Est,	Appr VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl II	Cl II	Serv	Serv	Srv

1.00%	$1.69	$—	$2.10	$3.19	$1.76
1.05%	1.62	1.22	1.44	1.56	1.44
1.10%	—	—	2.07	3.16	1.74
1.15%	1.61	1.62	1.47	1.85	1.46
1.20%	1.61	1.20	1.42	1.54	1.42
1.25%	1.60	1.20	2.04	3.11	1.71
1.30%	1.59	1.60	2.03	3.09	1.70
1.35%	1.59	1.59	2.02	3.08	1.70
1.40%	1.58	1.18	2.01	3.06	1.69
1.45%	1.67	—	1.65	1.59	1.16
1.50%	1.57	1.57	1.42	1.79	1.42
1.55%	1.57	1.56	1.98	3.01	1.66
1.65%	—	—	1.96	2.98	1.64
1.70%	1.55	1.54	1.40	1.76	1.39
1.80%	1.36	—	1.08	1.15	1.21
1.90%	1.35	—	1.07	1.15	1.20
1.95%	1.64	—	1.63	1.57	1.14
2.00%	1.35	—	1.06	1.14	1.20
2.05%	1.63	—	1.62	1.56	1.14

66  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Oppen Main	PIMCO	Put VT Global	Put VT	Put VT
	St Sm Cap VA,	VIT All Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Subaccount	Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

1.00%	$3.46	$1.21	$—	$2.27	$1.66
1.05%	1.71	1.32	1.81	1.22	1.66
1.10%	3.42	—	—	2.25	1.65
1.15%	1.97	1.31	1.98	1.47	1.65
1.20%	1.69	1.30	1.79	1.21	1.65
1.25%	3.37	1.30	1.78	2.21	1.64
1.30%	3.35	1.29	1.96	2.20	1.64
1.35%	3.33	1.29	1.95	2.19	1.64
1.40%	3.31	1.29	1.76	2.17	1.64
1.45%	1.89	1.19	—	—	—
1.50%	1.91	1.28	1.92	1.43	1.63
1.55%	3.26	1.27	1.91	2.14	1.63
1.65%	3.23	—	—	2.12	1.62
1.70%	1.88	1.26	1.89	1.40	1.62
1.80%	1.43	1.22	—	—	—
1.90%	1.42	1.22	—	—	—
1.95%	1.86	1.17	—	—	—
2.00%	1.41	1.21	—	—	—
2.05%	1.85	1.16	—	—	—

	Put VT	VP	VP	VP BR Gl	VP
	Sm Cap Val,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Subaccount	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

1.00%	$—	$1.51	$1.51	$1.09	$1.16
1.05%	1.43	1.44	1.45	1.26	1.16
1.10%	—	—	—	—	—
1.15%	1.64	1.44	1.44	1.25	1.15
1.20%	1.42	1.44	1.44	1.24	1.15
1.25%	1.41	1.43	1.44	1.24	1.15
1.30%	1.61	1.43	1.43	1.24	1.15
1.35%	1.61	1.43	1.43	1.23	1.14
1.40%	1.40	1.43	1.43	1.22	1.14
1.45%	—	1.48	1.48	1.07	1.15
1.50%	1.59	1.42	1.42	1.22	1.14
1.55%	1.58	1.42	1.42	1.22	1.14
1.65%	—	—	—	—	—
1.70%	1.56	1.41	1.41	1.20	1.13
1.80%	—	1.41	1.41	1.14	1.12
1.90%	—	1.40	1.40	1.13	1.12
1.95%	—	1.46	1.46	1.05	1.13
2.00%	—	1.39	1.40	1.12	1.12
2.05%	—	1.45	1.45	1.05	1.12

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  67

	VP	VP	VP	VP Mod	VP
	Conserv,	Mod,	Mod,	Aggr,	Mod Aggr,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

1.00%	$1.16	$1.33	$1.33	$1.42	$1.42
1.05%	1.16	1.31	1.31	1.38	1.38
1.10%	—	—	—	—	—
1.15%	1.15	1.31	1.31	1.38	1.38
1.20%	1.15	1.30	1.31	1.37	1.38
1.25%	1.15	1.30	1.30	1.37	1.37
1.30%	1.14	1.30	1.30	1.37	1.37
1.35%	1.14	1.30	1.30	1.37	1.37
1.40%	1.14	1.29	1.30	1.36	1.37
1.45%	1.15	1.31	1.31	1.39	1.40
1.50%	1.14	1.29	1.29	1.36	1.36
1.55%	1.13	1.29	1.29	1.36	1.36
1.65%	—	—	—	—	—
1.70%	1.13	1.28	1.28	1.35	1.35
1.80%	1.12	1.28	1.28	1.34	1.35
1.90%	1.12	1.27	1.27	1.34	1.34
1.95%	1.13	1.29	1.29	1.37	1.37
2.00%	1.12	1.27	1.27	1.33	1.34
2.05%	1.12	1.28	1.29	1.37	1.37

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Subaccount	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

1.00%	$1.24	$1.24	$3.35	$1.55	$1.78
1.05%	1.23	1.23	1.69	1.15	1.70
1.10%	—	—	3.31	—	—
1.15%	1.22	1.23	1.95	1.14	1.82
1.20%	1.22	1.23	1.67	1.14	1.68
1.25%	1.22	1.22	3.26	1.13	1.67
1.30%	1.22	1.22	3.24	1.13	1.79
1.35%	1.22	1.22	3.22	1.13	1.79
1.40%	1.21	1.22	3.21	1.12	1.66
1.45%	1.22	1.22	1.72	1.53	1.75
1.50%	1.21	1.21	1.89	1.12	1.76
1.55%	1.21	1.21	3.15	1.11	1.75
1.65%	—	—	3.12	—	—
1.70%	1.20	1.20	1.85	1.10	1.73
1.80%	1.20	1.20	1.42	1.08	1.34
1.90%	1.19	1.19	1.41	1.07	1.33
1.95%	1.20	1.20	1.69	1.50	1.72
2.00%	1.19	1.19	1.40	1.07	1.32
2.05%	1.20	1.20	1.69	1.49	1.71

68  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Wanger	Wanger
Subaccount	Intl	USA

1.00%	$1.50	$1.94
1.05%	1.72	1.73
1.10%	—	—
1.15%	2.45	1.94
1.20%	1.70	1.71
1.25%	1.69	1.71
1.30%	2.42	1.92
1.35%	2.41	1.91
1.40%	1.67	1.69
1.45%	1.48	1.91
1.50%	2.38	1.88
1.55%	2.37	1.87
1.65%	—	—
1.70%	2.33	1.85
1.80%	1.13	1.42
1.90%	1.12	1.41
1.95%	1.45	1.87
2.00%	1.11	1.40
2.05%	1.45	1.87

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS Bal	AB VPS Global	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Thematic Gro,	Gro & Inc,	Intl Val,	Inflation Prot,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl II

1.00%	2,628	6,560	955	—	—
1.05%	—	—	—	4,295	—
1.10%	63,207	34,945	36,543	—	—
1.15%	9,339	—	—	113,758	167,734
1.20%	—	—	—	—	—
1.25%	—	—	—	1,961	—
1.30%	—	—	—	100,571	123,425
1.35%	84,363	—	31,877	140,507	103,273
1.40%	44	845	5,946	—	—
1.45%	—	—	—	—	—
1.50%	2,242	—	—	336,641	283,238
1.55%	—	—	—	17,438	14,442
1.65%	—	28,144	—	—	—
1.70%	—	—	—	28,389	33,396
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	161,823	70,494	75,321	743,560	725,508

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  69

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl I

1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	124,006	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	—	84,174	—	—
1.35%	—	—	157,518	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	351,713	42,262	—
1.55%	—	—	53,933	—	—
1.65%	—	—	—	—	—
1.70%	—	—	25,912	—	—
1.80%	—	2,079	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	—	2,079	797,256	42,262	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	6,749	5,421	1,089	—	—
1.05%	336,527	5,661	7,483	1,643	—
1.10%	—	105,803	60,906	—	—
1.15%	11,047	41,596	146,444	42,515	20,552
1.20%	—	—	—	69,913	3,265
1.25%	1,678	103,043	2,975	1,090	—
1.30%	17,928	24,837	73,159	54,044	19,424
1.35%	44,676	130,923	117,815	53,344	4,637
1.40%	124,562	115,510	—	—	—
1.45%	—	—	—	—	—
1.50%	297,853	13,977	471,831	131,446	22,833
1.55%	1,047	—	7,136	12,869	2,034
1.65%	—	—	973	—	—
1.70%	744	6,365	46,473	10,697	30,865
1.80%	114,841	—	—	—	—
1.90%	—	—	—	3,137	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	957,652	553,136	936,284	380,698	103,610

70  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	—	—	—	—	—
1.05%	—	4,482	—	—	—
1.10%	—	—	—	10,149	—
1.15%	71,885	9,806	—	—	49,293
1.20%	—	—	—	—	—
1.25%	—	3,096	—	—	—
1.30%	80,440	9,919	—	—	45,801
1.35%	56,498	9,554	—	—	71,169
1.40%	—	—	21,693	—	81,382
1.45%	—	—	—	—	—
1.50%	77,214	4,847	—	—	56,235
1.55%	7,854	—	—	—	3,237
1.65%	—	—	—	—	—
1.70%	11,188	4,108	—	—	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	305,079	45,812	21,693	10,149	307,117

	Col VP Man	Col VP Man	Col VP Man	Col VP Man	Col VP
	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,	Marsico Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 1

1.00%	—	—	—	—	—
1.05%	—	—	—	394,058	7,124
1.10%	—	—	—	—	—
1.15%	—	—	—	51,744	—
1.20%	—	—	—	1,013,662	—
1.25%	—	—	—	—	3,777
1.30%	—	—	150,680	867,965	7,130
1.35%	—	79,824	—	287,763	6,214
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	7,020
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	—	79,824	150,680	2,615,192	31,265

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  71

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	—	—	—	4,270	—
1.05%	—	—	—	—	—
1.10%	—	—	—	117,021	—
1.15%	—	—	—	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	23,433	—
1.30%	—	—	—	16,047	—
1.35%	—	—	—	271,893	—
1.40%	—	54,601	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.65%	—	—	—	48,561	—
1.70%	—	—	—	16,534	—
1.80%	2,727	—	—	2,363	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	2,727	54,601	—	500,122	—

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Subaccount	Cl 2	Cl 3	Return	Serv	Serv

1.00%	—	4,538	—	—	—
1.05%	4,814	—	—	—	—
1.10%	—	96,861	—	—	—
1.15%	—	21,237	—	7,221	24,090
1.20%	4,117	—	—	—	—
1.25%	2,795	81,777	—	—	—
1.30%	3,951	86,369	—	—	16,694
1.35%	3,228	289,491	—	—	29,848
1.40%	—	9,930	—	—	—
1.45%	—	—	—	—	—
1.50%	—	6,520	—	—	67,823
1.55%	—	2,019	—	—	1,546
1.65%	—	148,328	—	—	—
1.70%	4,023	67,059	—	—	4,816
1.80%	—	—	—	—	—
1.90%	—	—	3,192	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	22,928	814,129	3,192	7,221	144,817

72  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Subaccount	Serv	Serv	Serv	Inc	Serv Cl 2

1.00%	—	—	—	—	59,399
1.05%	—	—	—	2,080	1,610
1.10%	—	—	—	—	686,048
1.15%	—	—	—	—	227,740
1.20%	—	—	—	3,027	16,431
1.25%	—	—	—	2,873	29,440
1.30%	—	—	—	2,305	177,562
1.35%	—	—	—	7,643	527,182
1.40%	—	—	—	—	38,405
1.45%	—	—	—	—	—
1.50%	—	—	—	—	907,776
1.55%	—	—	—	—	71,781
1.65%	—	—	—	—	89,811
1.70%	—	—	—	2,479	56,072
1.80%	—	—	—	—	2,441
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	—	—	—	20,407	2,891,698

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

1.00%	1,840	—	18,438	3,797	—
1.05%	—	45,826	2,232	—	—
1.10%	25,065	—	180,257	51,283	—
1.15%	—	143,111	27,395	17,910	—
1.20%	—	16,531	3,889	—	—
1.25%	18,544	3,206	12,723	2,443	—
1.30%	4,700	133,864	28,528	7,787	—
1.35%	53,585	117,062	91,522	48,464	—
1.40%	3,067	—	10,006	729	—
1.45%	—	—	—	—	—
1.50%	—	235,762	110,642	19,544	1,122
1.55%	—	37,588	24,651	3,160	—
1.65%	95,633	—	98,257	850	—
1.70%	—	35,677	42,319	—	—
1.80%	—	—	—	2,668	—
1.90%	—	—	—	—	2,774
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	202,434	768,627	650,859	158,635	3,896

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  73

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	—	12,551	47,706	—	—
1.05%	—	—	—	2,071	—
1.10%	—	118,498	237,955	—	—
1.15%	—	—	12,841	48,414	—
1.20%	—	—	—	2,696	—
1.25%	—	15,146	16,667	2,349	—
1.30%	—	36,055	70,154	42,153	—
1.35%	—	258,999	187,663	42,409	—
1.40%	—	8,054	135,925	—	—
1.45%	—	—	—	—	—
1.50%	—	4,322	7,479	74,988	—
1.55%	—	—	—	3,685	—
1.65%	—	55,959	91,198	—	—
1.70%	—	—	—	10,010	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	—	509,584	807,588	228,775	—

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Subaccount	Inst	Inst	Ser II	Ser II	Ser II

1.00%	—	—	—	—	—
1.05%	1,540	—	—	2,519	—
1.10%	—	—	—	—	—
1.15%	59,486	—	—	211,728	—
1.20%	—	—	—	—	—
1.25%	534	—	—	1,201	—
1.30%	45,194	—	—	178,235	—
1.35%	70,321	—	—	256,059	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	218,385	—	—	591,592	—
1.55%	13,373	—	—	26,827	—
1.65%	—	—	—	—	—
1.70%	12,291	—	—	50,139	—
1.80%	—	—	—	2,502	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	421,124	—	—	1,320,802	—

74  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Subaccount	Ser II	Ser II	Ser II	Ser II	Serv

1.00%	—	—	—	2,695	—
1.05%	6,894	—	—	—	6,741
1.10%	—	—	36,584	35,714	—
1.15%	—	8,237	—	49,373	—
1.20%	19,418	—	—	—	—
1.25%	3,915	—	—	—	3,403
1.30%	3,825	5,957	—	23,268	6,501
1.35%	3,992	11,850	16,066	56,640	6,197
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	8,970	—	43,215	—
1.55%	—	508	—	1,289	—
1.65%	—	—	—	32,297	—
1.70%	6,012	—	—	—	6,239
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	44,056	35,522	52,650	244,491	29,081

	MFS	MFS	MFS	MFS	MS UIF
	Inv Gro Stock,	New Dis,	Total Return,	Utilities,	Global Real Est,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Serv Cl	Cl II

1.00%	4,601	—	18,978	—	—
1.05%	—	—	—	—	1,370
1.10%	53,184	48,829	249,278	19,802	—
1.15%	—	—	4,329	—	—
1.20%	—	—	—	—	—
1.25%	—	15,261	51,583	—	895
1.30%	—	—	5,799	1,297	2,937
1.35%	22,631	41,499	586,648	1,548	770
1.40%	—	1,590	3,994	367	—
1.45%	—	—	—	—	—
1.50%	—	—	1,968	—	—
1.55%	—	—	18,087	—	—
1.65%	—	—	62,015	—	—
1.70%	—	—	—	10,145	47,257
1.80%	—	—	—	—	—
1.90%	—	—	2,863	3,060	3,788
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	80,416	107,179	1,005,542	36,219	57,017

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  75

	MS UIF Mid	MS UIF U.S.	Oppen	Oppen	Oppen Global
	Cap Gro,	Real Est,	Cap Appr VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl II	Cl II	Serv	Serv	Srv

1.00%	—	—	30,006	—	89,236
1.05%	—	—	—	—	13,851
1.10%	—	—	314,893	104,359	327,397
1.15%	—	9,418	84,150	—	145,618
1.20%	—	—	—	—	—
1.25%	—	—	19,725	526	21,397
1.30%	—	8,972	108,466	6,488	167,373
1.35%	—	245	650,637	6,191	284,648
1.40%	—	—	7,098	3,084	135,789
1.45%	—	—	—	—	—
1.50%	—	8,200	258,752	23,520	189,409
1.55%	—	446	5,176	—	33,189
1.65%	—	—	17,508	—	143,071
1.70%	—	—	37,107	—	25,400
1.80%	—	—	2,508	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	—	27,281	1,536,026	144,168	1,576,378

	Oppen Main	PIMCO VIT	Put VT Global	Put VT	Put VT
	St Sm Cap VA,	All Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Subaccount	Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

1.00%	2,271	—	—	1,893	—
1.05%	—	4,795	—	—	—
1.10%	139,408	—	—	—	—
1.15%	9,156	—	—	—	—
1.20%	—	2,858	—	—	—
1.25%	7,375	1,948	—	—	—
1.30%	4,317	6,313	—	—	—
1.35%	164,431	9,870	—	4,031	—
1.40%	2,759	—	—	1,055	1,696
1.45%	—	—	—	—	—
1.50%	106,830	—	—	—	—
1.55%	18,830	—	—	—	—
1.65%	57,882	—	—	—	11,618
1.70%	14,356	3,347	—	—	—
1.80%	2,499	1,583	—	—	—
1.90%	—	2,471	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	530,114	33,185	—	6,979	13,314

76  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Put VT	VP	VP	VP BR Gl	VP
	Sm Cap Val,	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Subaccount	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

1.00%	—	83,412	—	—	36,765
1.05%	—	—	1,288,462	15,033	—
1.10%	—	—	—	—	—
1.15%	8,395	—	101,253	22,343	108,345
1.20%	—	—	1,739,772	—	—
1.25%	—	—	596,190	5,403	—
1.30%	7,257	—	9,430	18,799	—
1.35%	3,921	—	221,197	26,692	52,112
1.40%	—	—	1,049,215	—	94,667
1.45%	—	—	—	—	—
1.50%	12,756	—	554,180	9,311	—
1.55%	10,033	294,168	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	579,292	5,405	—
1.80%	—	—	—	—	—
1.90%	—	—	49,942	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	42,362	377,580	6,188,933	102,986	291,889

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

1.00%	—	347,593	—	254,598	—
1.05%	692,933	—	5,193,968	—	1,691,684
1.10%	—	—	—	—	—
1.15%	102,444	—	92,963	—	172,446
1.20%	568,223	958,484	2,775,601	556,212	2,871,660
1.25%	421,725	117,512	1,847,284	272,384	1,073,551
1.30%	—	—	10,597	—	1,098,004
1.35%	22,103	59,014	1,572,173	—	1,566,842
1.40%	450,946	—	2,208,122	—	1,002,072
1.45%	—	217,001	—	98,691	—
1.50%	320,637	—	1,848,268	118,272	2,122,552
1.55%	179,183	577,981	969,307	—	1,018,600
1.65%	—	—	—	—	—
1.70%	132,337	2,464,046	3,181,668	2,399,826	1,889,668
1.80%	—	357,733	—	101,360	—
1.90%	52,377	—	905,864	—	61,693
1.95%	—	—	—	60,384	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	2,942,908	5,099,364	20,605,815	3,861,727	14,568,772

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  77

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Subaccount	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

1.00%	461,043	—	1,499	—	—
1.05%	—	466,804	—	8,976	—
1.10%	—	—	—	—	—
1.15%	—	—	71,117	—	—
1.20%	345,576	954,808	—	—	—
1.25%	—	74,878	—	4,771	—
1.30%	—	—	30,593	6,359	—
1.35%	261,774	59,987	56,203	7,879	—
1.40%	—	214,195	2,096	—	—
1.45%	—	—	—	—	—
1.50%	—	77,417	213,565	—	—
1.55%	75,748	156,892	3,389	—	15,929
1.65%	—	—	—	—	—
1.70%	116,956	536,481	29,144	49,711	14,254
1.80%	630,968	—	2,263	—	—
1.90%	—	31,181	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—

Total	1,892,065	2,572,643	409,869	77,696	30,183

	Wanger	Wanger
Subaccount	Intl	USA

1.00%	—	—
1.05%	1,507	1,508
1.10%	—	—
1.15%	53,589	40,456
1.20%	—	—
1.25%	1,035	521
1.30%	50,835	33,323
1.35%	66,272	50,613
1.40%	—	—
1.45%	—	—
1.50%	152,823	115,956
1.55%	11,206	3,353
1.65%	—	—
1.70%	12,542	11,158
1.80%	—	—
1.90%	—	—
1.95%	—	—
2.00%	—	—
2.05%	—	—

Total	349,809	256,888

78  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS Bal	AB VPS	AB VPS	AB VPS	AC VP
	Wealth Strategy,	Global Thematic	Gro & Inc,	Intl Val,	Inflation Prot,
Subaccount	Cl B	Gro, Cl B	Cl B	Cl B	Cl II

1.00%	$3,611	$12,068	$2,326	$94	$—
1.05%	111	82	232	3,874	2,604
1.10%	86,416	63,596	85,993	—	—
1.15%	12,732	81	138	132,920	216,208
1.20%	109	81	229	100	2,575
1.25%	110	82	151	1,737	2,566
1.30%	140	81	118	115,954	156,980
1.35%	113,794	103	73,618	161,229	130,717
1.40%	99	1,489	13,660	75	2,537
1.45%	—	92	134	93	—
1.50%	2,999	79	157	381,150	353,562
1.55%	107	80	152	19,629	17,960
1.65%	94	48,263	141	—	—
1.70%	106	78	154	31,530	40,940
1.80%	—	88	146	104	—
1.90%	—	87	145	92	—
1.95%	—	91	132	90	—
2.00%	—	87	144	104	—
2.05%	—	90	131	90	—

Total	$220,428	$126,698	$177,901	$848,865	$926,649

	AC VP	AC VP	AC VP	AC VP	CB Var
	Intl,	Mid Cap Val,	Ultra,	Val,	Sm Cap Gro,
Subaccount	Cl II	Cl II	Cl II	Cl II	Cl I

1.00%	$—	$123	$133	$124	$157
1.05%	109	109	114	116	135
1.10%	—	—	—	—	—
1.15%	86	101	195,854	131	135
1.20%	110	108	113	115	134
1.25%	109	107	112	115	134
1.30%	84	107	131,178	89	134
1.35%	83	107	244,258	152	134
1.40%	107	106	75	113	133
1.45%	—	120	131	122	155
1.50%	82	106	537,979	67,729	132
1.55%	82	105	82,129	129	132
1.65%	—	—	—	—	—
1.70%	81	105	38,921	137	131
1.80%	—	3,121	97	90	121
1.90%	—	142	97	89	120
1.95%	—	119	129	120	152
2.00%	—	141	96	89	119
2.05%	—	119	128	120	151

Total	$933	$4,946	$1,231,544	$69,580	$2,309

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  79

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Hi Yield Bond,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$7,028	$7,530	$3,167	$79	$101
1.05%	342,186	7,506	10,296	2,555	3,458
1.10%	1,996	146,091	175,150	—	—
1.15%	11,465	54,865	247,346	92,670	37,397
1.20%	2,013	165	122	107,630	5,565
1.25%	2,468	139,474	8,427	1,666	3,407
1.30%	18,109	33,438	206,082	116,217	34,880
1.35%	44,934	175,467	329,828	114,108	8,287
1.40%	133,765	176,475	12	101	3,369
1.45%	1,979	82	16	78	101
1.50%	299,532	17,896	771,615	277,401	40,239
1.55%	2,029	85	19,542	27,059	3,573
1.65%	1,976	123	2,638	—	—
1.70%	1,998	7,994	74,620	22,174	53,398
1.80%	106,126	2,363	79	97	2,962
1.90%	2,011	85	112	2,651	2,943
1.95%	1,993	82	15	77	98
2.00%	1,992	2,334	78	95	2,924
2.05%	1,991	82	15	77	97

Total	$985,591	$772,137	$1,849,160	$764,735	$202,799

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$75	$99	$105	$86	$144
1.05%	75	7,598	103	113	155
1.10%	—	—	—	20,713	142
1.15%	64,422	17,064	86	83	77,797
1.20%	75	104	102	114	149
1.25%	75	5,171	101	85	140
1.30%	72,011	16,972	85	85	71,309
1.35%	50,560	16,321	85	138	110,277
1.40%	75	75	32,483	84	123,816
1.45%	75	99	104	18	144
1.50%	69,027	8,169	83	230	85,954
1.55%	7,018	103	82	83	4,924
1.65%	—	—	—	83	18
1.70%	9,987	6,783	81	222	19
1.80%	75	2,941	115	87	141
1.90%	75	99	114	87	139
1.95%	75	96	102	18	18
2.00%	75	2,903	113	86	137
2.05%	75	95	101	18	18

Total	$273,850	$84,692	$34,045	$22,433	$475,441

80  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP Man	Col VP Man	Col VP Man	Col VP Man	Col VP
	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,	Marsico Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 1

1.00%	$10	$10	$10	$10	$139
1.05%	10	10	10	401,981	10,404
1.10%	—	—	—	—	—
1.15%	10	10	10	52,785	153
1.20%	10	10	10	1,033,790	138
1.25%	10	10	10	10	5,442
1.30%	10	10	154,982	885,062	10,236
1.35%	10	80,592	10	293,417	8,916
1.40%	10	10	10	10	138
1.45%	10	10	10	10	137
1.50%	10	10	10	10	141
1.55%	10	10	10	10	137
1.65%	—	—	—	—	—
1.70%	10	10	10	10	9,833
1.80%	10	10	10	10	135
1.90%	10	10	10	10	134
1.95%	10	10	10	10	133
2.00%	10	10	10	10	133
2.05%	10	10	10	10	133

Total	$170	$80,752	$155,142	$2,667,155	$46,482

	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP	Col VP Select
	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$90	$—	$18	$10,088	$—
1.05%	90	126	101	122	123
1.10%	—	—	—	273,548	—
1.15%	91	87	100	85	90
1.20%	90	126	100	120	120
1.25%	90	122	100	53,885	121
1.30%	90	86	100	36,716	89
1.35%	90	86	99	618,638	88
1.40%	90	75,849	99	159	119
1.45%	90	—	17	17	—
1.50%	90	85	13	15	86
1.55%	90	85	98	15	86
1.65%	—	—	—	106,973	—
1.70%	89	84	98	25,792	86
1.80%	2,361	—	236	2,953	—
1.90%	89	—	235	93	—
1.95%	89	—	17	17	—
2.00%	89	—	235	93	—
2.05%	89	—	17	17	—

Total	$3,797	$76,736	$1,683	$1,129,346	$1,008

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  81

	Col VP	Col VP US	CS	Drey IP	Drey IP
	Sm Cap Val,	Govt Mtge,	Commodity	MidCap Stock,	Tech Gro,
Subaccount	Cl 2	Cl 3	Return	Serv	Serv

1.00%	$100	$4,881	$69	$—	$—
1.05%	7,792	75	54	126	126
1.10%	—	103,501	—	—	—
1.15%	103	22,845	55	13,282	46,154
1.20%	6,608	75	54	125	125
1.25%	4,454	86,021	54	125	125
1.30%	7,234	90,106	54	136	31,586
1.35%	5,876	300,474	54	89	56,117
1.40%	100	10,252	54	123	75
1.45%	100	74	69	—	—
1.50%	110	6,794	54	112	125,753
1.55%	99	2,049	53	133	2,853
1.65%	—	149,031	—	—	—
1.70%	7,101	68,613	53	132	8,766
1.80%	99	1,940	127	—	—
1.90%	99	75	2,170	—	—
1.95%	99	74	68	—	—
2.00%	98	1,916	100	—	—
2.05%	98	74	68	—	—

Total	$40,170	$848,870	$3,210	$14,383	$271,680

	Drey VIF	Drey VIF	Drey VIF	EV VT	Fid VIP
	Appr,	Intl Eq,	Intl Val,	Floating-Rate	Contrafund,
Subaccount	Serv	Serv	Serv	Inc	Serv Cl 2

1.00%	$—	$104	$91	$2,376	$168,779
1.05%	246	75	80	2,845	2,592
1.10%	—	—	—	—	1,928,491
1.15%	204	75	97	2,006	434,084
1.20%	243	74	79	5,964	26,196
1.25%	243	74	79	3,449	81,356
1.30%	201	73	95	2,753	488,349
1.35%	197	73	95	9,100	1,442,594
1.40%	240	73	78	2,303	104,502
1.45%	—	102	89	2,340	162
1.50%	197	72	94	2,012	1,675,897
1.55%	197	72	93	2,259	192,192
1.65%	—	—	—	—	237,909
1.70%	194	106	91	3,026	101,633
1.80%	—	88	103	2,806	3,125
1.90%	—	87	102	2,339	157
1.95%	—	100	87	2,302	159
2.00%	—	87	102	2,773	175
2.05%	—	99	87	2,295	158

Total	$2,162	$1,434	$1,542	$52,948	$6,888,510

82  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT
	Gro,	Invest Gr,	Mid Cap,	Overseas,	Frank Inc,
Subaccount	Serv Cl 2	Serv Cl 2	Serv Cl 2	Serv Cl 2	Cl 2

1.00%	$4,463	$82	$70,945	$10,362	$103
1.05%	250	61,538	3,932	106	115
1.10%	59,341	—	686,109	138,556	—
1.15%	203	190,026	60,010	28,736	123
1.20%	247	21,916	6,756	105	114
1.25%	43,199	4,233	47,605	6,498	114
1.30%	10,890	175,372	106,287	20,588	121
1.35%	123,477	152,603	339,114	127,471	120
1.40%	7,029	82	36,868	1,908	113
1.45%	—	81	119	109	102
1.50%	196	303,194	234,722	30,442	1,894
1.55%	231	48,115	89,454	8,133	119
1.65%	213,355	—	352,158	2,163	—
1.70%	193	45,135	88,161	101	118
1.80%	—	92	194	2,567	92
1.90%	—	80	193	91	3,502
1.95%	—	80	117	108	100
2.00%	—	90	192	90	90
2.05%	—	79	116	107	99

Total	$463,074	$1,002,798	$2,123,052	$378,241	$7,039

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	FTVIPT Temp	FTVIPT
	Rising Divd,	Sm Mid Cap Gro,	Mutual Shares,	Global Bond,	Temp Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$—	$36,219	$107,540	$90	$119
1.05%	164	179	120	3,823	101
1.10%	—	338,278	530,732	—	—
1.15%	130	140	20,864	92,649	125
1.20%	161	176	119	4,923	99
1.25%	161	42,545	36,562	4,266	99
1.30%	128	100,730	153,072	79,592	125
1.35%	128	719,671	407,513	79,741	125
1.40%	159	22,259	293,456	75	98
1.45%	—	—	—	88	118
1.50%	126	7,533	11,767	138,999	114
1.55%	125	102	108	6,789	113
1.65%	—	150,531	191,643	—	—
1.70%	124	128	115	18,219	112
1.80%	—	—	—	113	127
1.90%	—	—	—	87	126
1.95%	—	—	—	87	116
2.00%	—	—	—	112	126
2.05%	—	—	—	87	115

Total	$1,406	$1,418,491	$1,753,611	$429,740	$1,958

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  83

	GS VIT	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Mid Cap Val,	Eq Insights,	Am Fran,	Comstock,	Global Hlth,
Subaccount	Inst	Inst	Ser II	Ser II	Ser II

1.00%	$125	$134	$203	$130	$140
1.05%	2,594	92	203	3,882	121
1.10%	—	—	—	—	—
1.15%	117,064	92	202	349,763	145
1.20%	131	91	203	136	120
1.25%	886	91	203	1,822	119
1.30%	87,684	91	202	290,562	119
1.35%	135,919	91	202	415,345	118
1.40%	75	90	202	75	118
1.45%	123	133	202	128	138
1.50%	416,395	90	202	946,502	118
1.55%	25,370	89	201	42,724	117
1.65%	—	—	—	—	—
1.70%	22,992	88	201	78,768	116
1.80%	100	87	201	3,239	150
1.90%	120	87	200	125	149
1.95%	121	129	200	126	136
2.00%	97	86	200	231	149
2.05%	120	129	200	125	135

Total	$809,916	$1,690	$3,427	$2,133,683	$2,208

	Invesco VI	Invesco VI Mid	Invesco VI	Invesco VI	Janus Aspen
	Intl Gro,	Cap Core Eq,	Mid Cap Gro,	Val Opp,	Janus,
Subaccount	Ser II	Ser II	Ser II	Ser II	Serv

1.00%	$141	$—	$101	$5,508	$159
1.05%	7,776	119	101	94	9,075
1.10%	—	—	48,215	71,653	—
1.15%	155	13,881	101	63,761	154
1.20%	21,686	117	101	94	164
1.25%	4,361	117	101	216	4,542
1.30%	4,241	9,900	96	45,689	8,619
1.35%	4,404	19,576	21,085	110,612	8,189
1.40%	152	115	100	118	163
1.45%	138	—	100	—	156
1.50%	165	14,667	100	54,184	141
1.55%	296	906	100	2,463	320
1.65%	—	—	100	61,075	—
1.70%	6,496	81	100	103	8,054
1.80%	148	—	100	—	118
1.90%	142	—	100	—	153
1.95%	135	—	99	—	154
2.00%	146	—	99	—	116
2.05%	135	—	99	—	153

Total	$50,717	$59,479	$70,998	$415,570	$40,430

84  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	MFS Inv	MFS		MFS	MS UIF
	Gro Stock,	New Dis,	MFS	Utilities,	Global Real Est,
Subaccount	Serv Cl	Serv Cl	Total Return, Serv Cl	Serv Cl	Cl II

1.00%	$10,610	$150	$35,801	$193	$99
1.05%	129	171	145	201	1,264
1.10%	121,318	162,067	465,182	81,301	—
1.15%	84	114	6,386	155	76
1.20%	128	169	143	199	87
1.25%	112	49,841	94,713	187	814
1.30%	108	292	10,592	5,398	2,670
1.35%	50,245	134,065	1,065,574	6,185	696
1.40%	89	5,110	7,214	1,461	109
1.45%	—	—	102	155	97
1.50%	84	169	2,916	184	87
1.55%	87	143	32,230	139	86
1.65%	106	142	109,053	156	—
1.70%	82	166	105	24,415	41,681
1.80%	—	—	118	153	390
1.90%	—	—	3,476	4,023	3,425
1.95%	—	—	101	152	96
2.00%	—	—	115	152	385
2.05%	—	—	101	152	95

Total	$183,182	$352,599	$1,834,067	$124,961	$52,157

	MS UIF	MS UIF	Oppen	Oppen	Oppen Global
	Mid Cap Gro,	U.S. Real Est,	Cap Appr VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl II	Cl II	Serv	Serv	Srv

1.00%	$121	$—	$62,924	$199	$157,202
1.05%	118	184	255	235	19,908
1.10%	—	—	653,312	329,694	570,509
1.15%	117	15,248	123,491	184	212,951
1.20%	117	182	251	232	92
1.25%	117	181	40,266	1,632	36,673
1.30%	116	14,301	220,144	20,056	285,431
1.35%	116	390	1,313,917	19,036	482,817
1.40%	116	179	14,258	9,433	229,104
1.45%	119	—	239	153	87
1.50%	116	12,843	367,871	42,203	268,282
1.55%	116	816	10,229	188	55,151
1.65%	—	—	34,227	147	234,947
1.70%	114	103	51,800	174	35,344
1.80%	237	—	2,915	172	94
1.90%	236	—	210	171	88
1.95%	118	—	234	150	86
2.00%	234	—	209	170	91
2.05%	117	—	234	149	86

Total	$2,345	$44,427	$2,896,986	$424,378	$2,588,943

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  85

	Oppen Main St	PIMCO VIT	Put VT Global	Put VT	Put VT
	Sm Cap VA,	All Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Subaccount	Serv	Advisor Cl	Cl IB	Cl IB	Cl IB

1.00%	$7,858	$90	$—	$4,298	$121
1.05%	174	6,327	140	122	121
1.10%	477,104	—	—	76	121
1.15%	18,060	75	101	121	121
1.20%	172	3,823	138	121	120
1.25%	24,836	2,527	137	91	120
1.30%	14,461	8,170	99	101	140
1.35%	547,742	12,727	99	8,812	120
1.40%	9,139	92	134	2,290	2,775
1.45%	133	89	—	—	—
1.50%	204,113	74	97	118	119
1.55%	61,393	92	97	98	119
1.65%	186,683	—	—	101	18,862
1.70%	26,936	4,216	95	117	118
1.80%	3,699	2,028	—	—	—
1.90%	136	3,008	—	—	—
1.95%	130	87	—	—	—
2.00%	136	91	—	—	—
2.05%	130	87	—	—	—

Total	$1,583,035	$43,603	$1,137	$16,466	$22,977

	Put VT			VP BR
	Sm Cap Val,	VP Aggr,	VP Aggr,	Gl Infl Prot Sec,	VP Conserv,
Subaccount	Cl IB	Cl 2	Cl 4	Cl 3	Cl 2

1.00%	$—	$125,559	$15	$81	$42,779
1.05%	133	15	1,864,133	18,908	12
1.10%	—	—	—	—	—
1.15%	13,739	15	145,938	27,964	124,794
1.20%	131	15	2,502,984	82	10
1.25%	131	15	856,119	6,699	12
1.30%	11,714	15	13,516	23,241	12
1.35%	6,294	15	316,500	32,952	59,586
1.40%	100	15	1,498,295	100	108,054
1.45%	—	15	15	81	12
1.50%	20,188	15	788,478	11,378	12
1.55%	15,832	417,227	15	108	12
1.65%	—	—	—	—	—
1.70%	127	13	818,165	6,491	12
1.80%	—	15	15	2,291	12
1.90%	—	15	70,013	81	12
1.95%	—	15	15	80	12
2.00%	—	15	15	2,264	12
2.05%	—	15	15	80	12

Total	$68,389	$543,009	$8,874,246	$132,881	$335,367

86  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

				VP Mod	VP Mod
	VP Conserv,	VP Mod,	VP Mod,	Aggr,	Aggr,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

1.00%	$12	$462,790	$13	$360,661	$14
1.05%	800,030	14	6,819,029	14	2,341,667
1.10%	—	—	—	—	—
1.15%	117,907	14	121,607	14	237,848
1.20%	652,353	1,249,640	3,624,206	764,555	3,952,870
1.25%	483,567	152,916	2,407,559	373,752	1,474,923
1.30%	12	14	13,785	10	1,505,807
1.35%	25,251	76,517	2,041,508	14	2,144,880
1.40%	514,252	14	2,862,361	14	1,369,127
1.45%	12	284,561	13	137,922	14
1.50%	364,284	14	2,386,618	160,786	2,889,431
1.55%	203,188	743,901	1,249,289	14	1,384,073
1.65%	—	—	—	—	—
1.70%	149,305	3,153,580	4,078,252	3,237,788	2,553,560
1.80%	12	456,184	14	136,271	14
1.90%	58,632	14	1,152,548	14	82,750
1.95%	12	13	13	82,780	14
2.00%	12	14	14	14	14
2.05%	12	13	13	14	14

Total	$3,368,853	$6,580,213	$26,756,842	$5,254,637	$19,937,020

	VP Mod	VP Mod	VP Ptnrs	VP Sit	VP Vty
	Conserv,	Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Subaccount	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

1.00%	$572,092	$13	$5,014	$16	$17
1.05%	13	575,498	134	10,319	133
1.10%	—	—	15	—	—
1.15%	13	13	138,634	10	93
1.20%	422,432	1,170,257	134	14	128
1.25%	13	91,581	143	5,411	127
1.30%	13	13	99,147	7,206	92
1.35%	318,242	73,097	181,030	8,879	92
1.40%	13	260,538	6,714	14	126
1.45%	11	13	17	16	17
1.50%	12	93,815	403,171	14	91
1.55%	91,408	189,786	10,686	116	27,941
1.65%	—	—	16	—	—
1.70%	140,350	645,366	54,028	54,721	24,661
1.80%	754,440	13	3,308	194	100
1.90%	13	37,232	104	114	100
1.95%	13	13	16	15	17
2.00%	13	13	103	193	99
2.05%	13	13	16	15	17

Total	$2,299,104	$3,137,274	$902,430	$87,267	$53,851

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  87

	Wanger	Wanger
Subaccount	Intl	USA

1.00%	$174	$207
1.05%	2,591	2,612
1.10%	—	—
1.15%	131,437	78,618
1.20%	172	205
1.25%	1,752	890
1.30%	123,027	63,842
1.35%	159,665	96,766
1.40%	151	203
1.45%	170	203
1.50%	363,191	218,239
1.55%	26,532	6,287
1.65%	—	—
1.70%	29,253	20,628
1.80%	168	201
1.90%	168	201
1.95%	167	201
2.00%	167	201
2.05%	167	200

Total	$838,952	$489,704

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Bal Wealth Strategy, Cl B
2013	162	$1.37	to	$1.32	$220	2.14%	1.00%	to	1.70%	15.12%		to	14.31%
2012	188	$1.19	to	$1.16	$223	1.87%	1.00%	to	1.70%	12.24%		to	11.46%
2011	196	$1.06	to	$1.04	$208	2.24%	1.00%	to	1.70%	(4.02%	)	to	(4.68%	)
2010	289	$1.11	to	$1.09	$319	2.50%	1.00%	to	1.70%	9.20%		to	8.44%
2009	292	$1.01	to	$1.00	$295	0.90%	1.00%	to	1.70%	23.21%		to	22.36%

AB VPS Global Thematic Gro, Cl B
2013	70	$1.84	to	$1.27	$127	0.02%	1.00%	to	2.05%	21.70%		to	20.44%
2012	71	$1.51	to	$1.05	$106	—	1.00%	to	2.05%	12.11%		to	10.94%
2011	95	$1.35	to	$0.95	$126	0.35%	1.00%	to	2.05%	(24.17%	)	to	(24.97%	)
2010	102	$1.78	to	$1.26	$180	1.96%	1.00%	to	2.05%	17.40%		to	25.60%	(5)
2009	102	$1.51	to	$0.76	$153	—	1.00%	to	2.00%	51.62%		to	50.11%

AB VPS Gro & Inc, Cl B
2013	75	$2.38	to	$1.83	$178	0.78%	1.00%	to	2.05%	33.25%		to	31.86%
2012	188	$1.79	to	$1.39	$329	1.28%	1.00%	to	2.05%	16.08%		to	14.86%
2011	219	$1.54	to	$1.21	$326	1.13%	1.00%	to	2.05%	5.02%		to	3.92%
2010	396	$1.46	to	$1.16	$563	—	1.00%	to	2.05%	11.68%		to	15.67%	(5)
2009	716	$1.31	to	$0.66	$910	3.58%	1.00%	to	2.00%	19.15%		to	17.97%

AB VPS Intl Val, Cl B
2013	744	$1.30	to	$1.26	$849	5.45%	1.00%	to	2.05%	21.50%		to	20.24%
2012	1,148	$1.07	to	$1.04	$1,084	1.33%	1.00%	to	2.05%	13.05%		to	11.88%
2011	1,310	$0.95	to	$0.93	$1,099	4.09%	1.00%	to	2.05%	(20.24%	)	to	(21.07%	)
2010	1,195	$1.19	to	$1.18	$1,261	2.28%	1.00%	to	2.05%	18.71%	(5)	to	18.14%	(5)
2009	3,043	$0.80	to	$0.57	$2,848	1.04%	1.05%	to	2.00%	32.96%		to	31.70%

AC VP Inflation Prot, Cl II
2013	726	$1.30	to	$1.23	$927	1.63%	1.05%	to	1.70%	(9.44%	)	to	(10.02%	)
2012	813	$1.43	to	$1.36	$1,150	2.34%	1.05%	to	1.70%	6.26%		to	5.57%
2011	1,031	$1.35	to	$1.29	$1,375	4.09%	1.05%	to	1.70%	10.58%		to	9.86%
2010	1,257	$1.22	to	$1.17	$1,517	1.69%	1.05%	to	1.70%	4.00%		to	3.33%
2009	1,287	$1.17	to	$1.14	$1,499	1.81%	1.05%	to	1.70%	9.09%		to	8.38%

AC VP Intl, Cl II
2013	—	$1.44	to	$1.64	$1	1.53%	1.05%	to	1.70%	20.97%		to	20.19%
2012	—	$1.19	to	$1.36	$1	0.68%	1.05%	to	1.70%	19.74%		to	18.97%
2011	—	$0.99	to	$1.14	$1	1.24%	1.05%	to	1.70%	(13.10%	)	to	(13.66%	)
2010	—	$1.14	to	$1.32	$1	2.13%	1.05%	to	1.70%	11.96%		to	11.24%
2009	—	$1.02	to	$1.19	$1	1.89%	1.05%	to	1.70%	32.25%		to	31.39%

88  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Mid Cap Val, Cl II
2013	2	$1.72	to	$1.66	$5	1.06%	1.00%	to	2.05%	28.60%		to	27.27%
2012	2	$1.34	to	$1.30	$4	1.85%	1.00%	to	2.05%	15.09%		to	13.87%
2011	14	$1.16	to	$1.14	$15	1.20%	1.00%	to	2.05%	(1.84%	)	to	(2.86%	)
2010	14	$1.18	to	$1.18	$15	2.12%	1.00%	to	2.05%	17.53%	(5)	to	16.98%	(5)
2009	14	$0.86	to	$0.86	$13	2.46%	1.05%	to	2.00%	28.46%		to	27.23%

AC VP Ultra, Cl II
2013	797	$1.86	to	$1.79	$1,232	0.44%	1.00%	to	2.05%	35.55%		to	34.14%
2012	1,287	$1.37	to	$1.34	$1,478	—	1.00%	to	2.05%	12.65%		to	11.47%
2011	1,575	$1.22	to	$1.20	$1,612	—	1.00%	to	2.05%	(0.14%	)	to	(1.18%	)
2010	1,755	$1.22	to	$1.21	$1,805	0.36%	1.00%	to	2.05%	21.40%	(5)	to	20.82%	(5)
2009	1,976	$0.95	to	$0.78	$1,777	0.17%	1.05%	to	2.00%	33.10%		to	31.85%

AC VP Val, Cl II
2013	42	$1.71	to	$1.65	$70	1.50%	1.00%	to	2.05%	30.18%		to	28.82%
2012	56	$1.31	to	$1.28	$71	1.78%	1.00%	to	2.05%	13.43%		to	12.25%
2011	56	$1.16	to	$1.14	$63	1.90%	1.00%	to	2.05%	(0.14%	)	to	(1.18%	)
2010	56	$1.16	to	$1.15	$63	2.08%	1.00%	to	2.05%	15.56%	(5)	to	15.01%	(5)
2009	56	$0.93	to	$0.76	$56	6.59%	1.05%	to	2.00%	18.48%		to	17.36%

CB Var Sm Cap Gro, Cl I
2013	—	$2.24	to	$2.16	$2	0.05%	1.00%	to	2.05%	45.59%		to	44.08%
2012	—	$1.54	to	$1.50	$2	0.37%	1.00%	to	2.05%	18.23%		to	16.99%
2011	—	$1.30	to	$1.28	$1	—	1.00%	to	2.05%	0.38%		to	(0.67%	)
2010	—	$1.29	to	$1.29	$1	—	1.00%	to	2.05%	29.12%	(5)	to	28.50%	(5)
2009	—	$0.86	to	$0.80	$1	—	1.05%	to	2.00%	41.28%		to	39.95%

Col VP Cash Mgmt, Cl 3
2013	958	$1.04	to	$0.93	$986	0.01%	1.00%	to	2.05%	(0.97%	)	to	(2.02%	)
2012	792	$1.05	to	$0.95	$828	0.01%	1.00%	to	2.05%	(0.99%	)	to	(2.03%	)
2011	911	$1.06	to	$0.97	$965	0.01%	1.00%	to	2.05%	(0.98%	)	to	(2.02%	)
2010	983	$1.07	to	$0.99	$1,052	0.01%	1.00%	to	2.05%	(0.98%	)	to	(0.92%	)(5)
2009	1,837	$1.08	to	$0.99	$1,953	0.05%	1.00%	to	2.00%	(0.84%	)	to	(1.85%	)

Col VP Div Bond, Cl 3
2013	553	$1.39	to	$1.07	$772	4.48%	1.00%	to	2.05%	(3.35%	)	to	(4.36%	)
2012	637	$1.44	to	$1.12	$924	4.04%	1.00%	to	2.05%	6.50%		to	5.37%
2011	805	$1.35	to	$1.06	$1,092	4.67%	1.00%	to	2.05%	5.63%		to	4.53%
2010	1,239	$1.28	to	$1.01	$1,580	2.55%	1.00%	to	2.05%	7.25%		to	1.29%	(5)
2009	6,439	$1.19	to	$1.04	$7,471	4.22%	1.00%	to	2.00%	13.28%		to	12.16%

Col VP Divd Opp, Cl 3
2013	936	$2.91	to	$1.55	$1,849	—	1.00%	to	2.05%	25.46%		to	24.15%
2012	1,373	$2.32	to	$1.25	$2,271	—	1.00%	to	2.05%	12.86%		to	11.67%
2011	1,577	$2.05	to	$1.12	$2,359	—	1.00%	to	2.05%	(5.95%	)	to	(6.93%	)
2010	1,706	$2.18	to	$1.20	$2,749	—	1.00%	to	2.05%	15.67%		to	20.49%	(5)
2009	6,143	$1.89	to	$0.70	$7,594	—	1.00%	to	2.00%	26.19%		to	24.93%

Col VP Emer Mkts, Cl 3
2013	381	$1.11	to	$1.07	$765	0.57%	1.00%	to	2.05%	(2.78%	)	to	(3.79%	)
2012	460	$1.14	to	$1.11	$960	0.39%	1.00%	to	2.05%	19.41%		to	18.16%
2011	535	$0.95	to	$0.94	$945	1.14%	1.00%	to	2.05%	(21.80%	)	to	(22.62%	)
2010	486	$1.22	to	$1.21	$1,098	1.59%	1.00%	to	2.05%	21.84%	(5)	to	21.27%	(5)
2009	1,271	$1.45	to	$0.81	$2,249	0.35%	1.05%	to	2.00%	72.27%		to	70.62%

Col VP Hi Yield Bond, Cl 3
2013	104	$1.36	to	$1.31	$203	6.47%	1.00%	to	2.05%	5.03%		to	3.93%
2012	130	$1.29	to	$1.26	$239	7.57%	1.00%	to	2.05%	14.59%		to	13.38%
2011	172	$1.13	to	$1.11	$273	8.32%	1.00%	to	2.05%	4.63%		to	3.54%
2010	163	$1.08	to	$1.07	$250	9.29%	1.00%	to	2.05%	7.97%	(5)	to	7.45%	(5)
2009	183	$1.22	to	$1.08	$249	9.91%	1.05%	to	2.00%	52.24%		to	50.81%

Col VP Inc Opp, Cl 2
2013	305	$0.90	to	$0.89	$274	8.43%	1.00%	to	2.05%	0.82%	(8)	to	0.09%	(8)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  89

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Inc Opp, Cl 3
2013	46	$1.33	to	$1.28	$85	13.94%	1.00%	to	2.05%	3.99%		to	2.89%
2012	94	$1.28	to	$1.25	$160	6.45%	1.00%	to	2.05%	13.67%		to	12.46%
2011	96	$1.13	to	$1.11	$144	9.05%	1.00%	to	2.05%	5.22%		to	4.12%
2010	109	$1.07	to	$1.07	$156	1.23%	1.00%	to	2.05%	7.16%	(5)	to	6.65%	(5)
2009	2,925	$1.22	to	$1.10	$3,579	4.70%	1.05%	to	2.00%	40.91%		to	39.58%

Col VP Intl Opp, Cl 3
2013	22	$1.46	to	$1.41	$34	1.64%	1.00%	to	2.05%	20.95%		to	19.68%
2012	23	$1.21	to	$1.18	$30	1.55%	1.00%	to	2.05%	16.55%		to	15.33%
2011	25	$1.04	to	$1.02	$28	1.35%	1.00%	to	2.05%	(13.28%	)	to	(14.19%	)
2010	25	$1.19	to	$1.19	$33	1.41%	1.00%	to	2.05%	19.42%	(5)	to	18.86%	(5)
2009	33	$0.98	to	$0.73	$37	1.53%	1.05%	to	2.00%	26.21%		to	25.01%

Col VP Lg Cap Gro, Cl 3
2013	10	$2.06	to	$1.71	$22	—	1.00%	to	2.05%	28.98%		to	27.63%
2012	11	$1.60	to	$1.34	$18	—	1.00%	to	2.05%	18.96%		to	17.71%
2011	12	$1.34	to	$1.14	$17	—	1.00%	to	2.05%	(4.18%	)	to	(5.18%	)
2010	15	$1.40	to	$1.20	$22	—	1.00%	to	2.05%	16.00%		to	20.23%	(5)
2009	31	$1.21	to	$0.69	$38	—	1.00%	to	2.00%	35.63%		to	34.28%

Col VP Lg Core Quan, Cl 3
2013	307	$1.40	to	$1.81	$475	—	1.00%	to	2.05%	32.33%		to	30.94%
2012	357	$1.06	to	$1.38	$419	—	1.00%	to	2.05%	12.74%		to	11.56%
2011	538	$0.94	to	$1.24	$562	—	1.00%	to	2.05%	4.19%		to	3.10%
2010	594	$0.90	to	$1.20	$597	—	1.00%	to	2.05%	16.17%		to	20.09%	(5)
2009	643	$0.78	to	$0.65	$559	—	1.00%	to	2.00%	22.92%		to	21.70%

Col VP Man Vol Conserv, Cl 2
2013	—	$1.00	to	$1.00	$0	—	1.00%	to	2.05%	(0.12%	)(9)	to	(0.24%	)(9)

Col VP Man Vol Conserv Gro, Cl 2
2013	80	$1.01	to	$1.01	$81	—	1.00%	to	2.05%	0.56%	(9)	to	0.43%	(9)

Col VP Man Vol Gro, Cl 2
2013	151	$1.03	to	$1.03	$155	—	1.00%	to	2.05%	1.90%	(9)	to	1.77%	(9)

Col VP Man Vol Mod Gro, Cl 2
2013	2,615	$1.02	to	$1.02	$2,667	—	1.00%	to	2.05%	1.35%	(9)	to	1.23%	(9)

Col VP Marsico Gro, Cl 1
2013	31	$1.78	to	$1.72	$46	0.22%	1.00%	to	2.05%	34.31%		to	32.89%
2012	45	$1.33	to	$1.29	$49	0.73%	1.00%	to	2.05%	11.13%		to	9.95%
2011	45	$1.20	to	$1.18	$44	0.28%	1.00%	to	2.05%	(3.60%	)	to	(4.61%	)
2010	67	$1.24	to	$1.23	$69	0.18%	1.00%	to	2.05%	24.07%	(5)	to	23.48%	(5)
2009	5,628	$0.85	to	$0.74	$4,712	0.88%	1.05%	to	2.00%	25.34%		to	24.17%

Col VP Marsico Intl Opp, Cl 2
2013	3	$1.41	to	$1.36	$4	0.45%	1.00%	to	2.05%	19.21%		to	17.97%
2012	3	$1.18	to	$1.15	$3	1.02%	1.00%	to	2.05%	16.45%		to	15.23%
2011	3	$1.01	to	$1.00	$3	0.82%	1.00%	to	2.05%	(17.01%	)	to	(17.88%	)
2010	3	$1.22	to	$1.21	$3	0.69%	1.00%	to	2.05%	21.72%	(5)	to	21.14%	(5)
2009	3	$0.79	to	$0.69	$3	2.05%	1.05%	to	2.00%	36.51%		to	35.21%

Col VP Mid Cap Gro Opp, Cl 3
2013	55	$1.56	to	$1.57	$77	—	1.05%	to	1.70%	29.66%		to	28.81%
2012	56	$1.20	to	$1.22	$61	—	1.05%	to	1.70%	10.09%		to	9.39%
2011	61	$1.09	to	$1.12	$60	—	1.05%	to	1.70%	(15.96%	)	to	(16.51%	)
2010	63	$1.30	to	$1.34	$74	—	1.05%	to	1.70%	24.96%		to	24.15%
2009	75	$1.04	to	$1.08	$71	—	1.05%	to	1.70%	61.70%		to	60.65%

Col VP Mid Cap Val Opp, Cl 3
2013	—	$1.83	to	$1.77	$2	—	1.00%	to	2.05%	36.38%		to	34.95%
2012	5	$1.34	to	$1.31	$6	—	1.00%	to	2.05%	17.29%		to	16.05%
2011	5	$1.14	to	$1.13	$5	—	1.00%	to	2.05%	(9.40%	)	to	(10.34%	)
2010	5	$1.26	to	$1.26	$6	—	1.00%	to	2.05%	26.32%	(5)	to	25.72%	(5)
2009	—	$0.76	to	$0.72	$1	—	1.05%	to	2.00%	39.47%		to	38.15%

90  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP S&P 500, Cl 3
2013	500	$2.36	to	$1.70	$1,129	—	1.00%	to	2.05%	30.45%		to	29.08%
2012	579	$1.81	to	$1.32	$1,006	—	1.00%	to	2.05%	14.40%		to	13.19%
2011	650	$1.58	to	$1.17	$992	—	1.00%	to	2.05%	0.62%		to	(0.43%	)
2010	870	$1.57	to	$1.17	$1,330	—	1.00%	to	2.05%	13.57%		to	17.18%	(5)
2009	883	$1.39	to	$0.73	$1,193	—	1.00%	to	2.00%	24.75%		to	23.51%

Col VP Select Lg Cap Val, Cl 3
2013	—	$1.58	to	$1.62	$1	—	1.05%	to	1.70%	36.35%		to	35.46%
2012	—	$1.16	to	$1.19	$1	—	1.05%	to	1.70%	17.23%		to	16.48%
2011	—	$0.99	to	$1.03	$1	—	1.05%	to	1.70%	(2.72%	)	to	(3.35%	)
2010	—	$1.01	to	$1.06	$1	—	1.05%	to	1.70%	19.26%		to	18.49%
2009	—	$0.85	to	$0.90	$1	—	1.05%	to	1.70%	24.81%		to	24.00%

Col VP Sm Cap Val, Cl 2
2013	23	$1.72	to	$1.66	$40	0.94%	1.00%	to	2.05%	32.72%		to	31.33%
2012	31	$1.29	to	$1.26	$41	0.29%	1.00%	to	2.05%	10.15%		to	9.00%
2011	30	$1.17	to	$1.16	$37	0.89%	1.00%	to	2.05%	(7.06%	)	to	(8.03%	)
2010	42	$1.26	to	$1.26	$55	1.97%	1.00%	to	2.05%	25.41%	(5)	to	24.82%	(5)
2009	3,451	$0.95	to	$0.82	$3,462	1.00%	1.05%	to	2.00%	23.69%		to	22.53%

Col VP US Govt Mtge, Cl 3
2013	814	$1.08	to	$0.95	$849	0.62%	1.00%	to	2.05%	(2.93%	)	to	(3.95%	)
2012	843	$1.11	to	$0.99	$910	0.91%	1.00%	to	2.05%	0.62%		to	(0.44%	)
2011	938	$1.10	to	$0.99	$1,010	0.89%	1.00%	to	2.05%	0.38%		to	(0.67%	)
2010	1,080	$1.10	to	$1.00	$1,164	0.83%	1.00%	to	2.05%	1.98%		to	(0.25%	)(5)
2009	1,776	$1.08	to	$1.00	$1,884	2.84%	1.00%	to	2.00%	4.48%		to	3.44%

CS Commodity Return
2013	3	$0.94	to	$0.91	$3	—	1.00%	to	2.05%	(11.16%	)	to	(12.09%	)
2012	3	$1.06	to	$1.04	$4	—	1.00%	to	2.05%	(3.07%	)	to	(4.09%	)
2011	3	$1.10	to	$1.08	$4	2.45%	1.00%	to	2.05%	(13.52%	)	to	(14.42%	)
2010	3	$1.27	to	$1.26	$4	8.32%	1.00%	to	2.05%	27.46%	(5)	to	26.84%	(5)
2009	—	$0.86	to	$0.80	$1	11.05%	1.05%	to	2.00%	18.23%		to	17.10%

Drey IP MidCap Stock, Serv
2013	7	$1.65	to	$1.75	$14	0.97%	1.05%	to	1.70%	33.29%		to	32.43%
2012	16	$1.24	to	$1.32	$22	0.20%	1.05%	to	1.70%	18.09%		to	17.32%
2011	17	$1.05	to	$1.13	$20	0.37%	1.05%	to	1.70%	(0.84%	)	to	(1.48%	)
2010	32	$1.06	to	$1.14	$38	0.92%	1.05%	to	1.70%	25.63%		to	24.81%
2009	35	$0.84	to	$0.92	$33	1.02%	1.05%	to	1.70%	33.93%		to	33.04%

Drey IP Tech Gro, Serv
2013	145	$1.95	to	$1.82	$272	—	1.05%	to	1.70%	31.11%		to	30.26%
2012	234	$1.48	to	$1.40	$337	—	1.05%	to	1.70%	14.14%		to	13.40%
2011	277	$1.30	to	$1.23	$351	—	1.05%	to	1.70%	(9.00%	)	to	(9.59%	)
2010	295	$1.43	to	$1.36	$412	—	1.05%	to	1.70%	28.30%		to	27.47%
2009	378	$1.11	to	$1.07	$412	0.19%	1.05%	to	1.70%	55.42%		to	54.42%

Drey VIF Appr, Serv
2013	—	$1.63	to	$1.62	$2	0.83%	1.05%	to	1.70%	19.56%		to	18.79%
2012	7	$1.37	to	$1.36	$12	3.23%	1.05%	to	1.70%	8.99%		to	8.27%
2011	7	$1.25	to	$1.26	$11	1.49%	1.05%	to	1.70%	7.61%		to	6.91%
2010	7	$1.17	to	$1.18	$10	1.89%	1.05%	to	1.70%	13.84%		to	13.11%
2009	7	$1.02	to	$1.04	$9	2.31%	1.05%	to	1.70%	20.95%		to	20.17%

Drey VIF Intl Eq, Serv
2013	—	$1.42	to	$1.37	$1	2.57%	1.00%	to	2.05%	16.26%		to	15.05%
2012	—	$1.22	to	$1.19	$1	0.14%	1.00%	to	2.05%	21.61%		to	20.34%
2011	—	$1.00	to	$0.99	$1	1.85%	1.00%	to	2.05%	(15.75%	)	to	(16.64%	)
2010	—	$1.19	to	$1.19	$1	1.24%	1.00%	to	2.05%	18.81%	(5)	to	18.25%	(5)
2009	—	$0.77	to	$0.70	$1	6.50%	1.05%	to	2.00%	23.59%		to	22.42%

Drey VIF Intl Val, Serv
2013	—	$1.24	to	$1.20	$2	1.77%	1.00%	to	2.05%	21.47%		to	20.20%
2012	—	$1.02	to	$1.00	$1	2.55%	1.00%	to	2.05%	11.29%		to	10.14%
2011	—	$0.92	to	$0.90	$1	1.84%	1.00%	to	2.05%	(19.57%	)	to	(20.41%	)
2010	—	$1.14	to	$1.14	$1	1.37%	1.00%	to	2.05%	13.76%	(5)	to	13.22%	(5)
2009	—	$0.95	to	$0.76	$1	3.70%	1.05%	to	2.00%	29.29%		to	28.08%

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  91

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

EV VT Floating-Rate Inc
2013	20	$1.16	to	$1.12	$53	3.50%	1.00%	to	2.05%	2.81%		to	1.75%
2012	46	$1.13	to	$1.10	$79	4.19%	1.00%	to	2.05%	6.26%		to	5.14%
2011	64	$1.06	to	$1.04	$93	4.24%	1.00%	to	2.05%	1.53%		to	0.47%
2010	68	$1.04	to	$1.04	$96	4.02%	1.00%	to	2.05%	4.36%	(5)	to	3.87%	(5)
2009	1,880	$1.02	to	$1.00	$1,899	4.77%	1.05%	to	2.00%	42.80%		to	41.46%

Fid VIP Contrafund, Serv Cl 2
2013	2,892	$2.84	to	$1.67	$6,889	0.76%	1.00%	to	2.05%	29.65%		to	28.30%
2012	3,852	$2.19	to	$1.30	$7,121	1.06%	1.00%	to	2.05%	14.98%		to	13.77%
2011	4,737	$1.91	to	$1.14	$7,728	0.75%	1.00%	to	2.05%	(3.75%	)	to	(4.75%	)
2010	5,461	$1.98	to	$1.20	$9,408	0.98%	1.00%	to	2.05%	15.76%		to	19.13%	(5)
2009	6,689	$1.71	to	$0.75	$9,681	1.09%	1.00%	to	2.00%	34.12%		to	32.79%

Fid VIP Gro, Serv Cl 2
2013	202	$2.39	to	$1.62	$463	0.04%	1.00%	to	1.70%	34.65%		to	33.71%
2012	292	$1.78	to	$1.21	$498	0.34%	1.00%	to	1.70%	13.26%		to	12.47%
2011	330	$1.57	to	$1.08	$501	0.12%	1.00%	to	1.70%	(1.03%	)	to	(1.71%	)
2010	376	$1.59	to	$1.09	$580	0.03%	1.00%	to	1.70%	22.63%		to	21.77%
2009	389	$1.29	to	$0.90	$491	0.20%	1.00%	to	1.70%	26.69%		to	25.80%

Fid VIP Invest Gr, Serv Cl 2
2013	769	$1.09	to	$1.05	$1,003	1.96%	1.00%	to	2.05%	(3.04%	)	to	(4.06%	)
2012	916	$1.12	to	$1.09	$1,238	1.97%	1.00%	to	2.05%	4.55%		to	3.46%
2011	1,080	$1.07	to	$1.05	$1,401	2.89%	1.00%	to	2.05%	5.98%		to	4.88%
2010	1,202	$1.01	to	$1.01	$1,476	2.09%	1.00%	to	2.05%	1.20%	(5)	to	0.73%	(5)
2009	3,443	$1.17	to	$1.08	$3,980	8.50%	1.05%	to	2.00%	14.26%		to	13.19%

Fid VIP Mid Cap, Serv Cl 2
2013	651	$3.85	to	$1.61	$2,123	0.25%	1.00%	to	2.05%	34.52%		to	33.13%
2012	896	$2.86	to	$1.21	$2,197	0.38%	1.00%	to	2.05%	13.42%		to	12.23%
2011	977	$2.52	to	$1.08	$2,133	0.02%	1.00%	to	2.05%	(11.74%	)	to	(12.66%	)
2010	1,184	$2.86	to	$1.24	$3,045	0.09%	1.00%	to	2.05%	27.29%		to	22.89%	(5)
2009	2,649	$2.24	to	$0.79	$4,671	0.45%	1.00%	to	2.00%	38.36%		to	36.99%

Fid VIP Overseas, Serv Cl 2
2013	159	$2.73	to	$1.49	$378	0.92%	1.00%	to	2.05%	28.87%		to	27.53%
2012	245	$2.12	to	$1.17	$464	1.62%	1.00%	to	2.05%	19.18%		to	17.94%
2011	320	$1.78	to	$0.99	$509	1.16%	1.00%	to	2.05%	(18.16%	)	to	(19.02%	)
2010	331	$2.17	to	$1.22	$654	1.22%	1.00%	to	2.05%	11.71%		to	22.46%	(5)
2009	330	$1.95	to	$0.68	$580	1.96%	1.00%	to	2.00%	24.96%		to	23.73%

FTVIPT Frank Inc, Cl 2
2013	4	$1.39	to	$1.34	$7	6.35%	1.00%	to	2.05%	12.81%		to	11.63%
2012	4	$1.24	to	$1.20	$6	6.40%	1.00%	to	2.05%	11.52%		to	10.36%
2011	4	$1.11	to	$1.09	$6	5.74%	1.00%	to	2.05%	1.37%		to	0.31%
2010	4	$1.09	to	$1.09	$6	7.03%	1.00%	to	2.05%	9.12%	(5)	to	8.61%	(5)
2009	1	$1.07	to	$0.89	$2	7.97%	1.05%	to	2.00%	34.19%		to	32.91%

FTVIPT Frank Rising Divd, Cl 2
2013	—	$1.62	to	$1.65	$1	1.57%	1.05%	to	1.70%	28.34%		to	27.50%
2012	—	$1.26	to	$1.29	$1	1.61%	1.05%	to	1.70%	10.79%		to	10.07%
2011	—	$1.14	to	$1.18	$1	1.51%	1.05%	to	1.70%	4.89%		to	4.21%
2010	—	$1.08	to	$1.13	$1	1.60%	1.05%	to	1.70%	19.38%		to	18.61%
2009	—	$0.91	to	$0.95	$1	1.46%	1.05%	to	1.70%	16.13%		to	15.37%

FTVIPT Frank Sm Mid Cap Gro, Cl 2
2013	510	$2.89	to	$1.71	$1,418	—	1.00%	to	1.70%	36.78%		to	35.83%
2012	550	$2.11	to	$1.26	$1,123	—	1.00%	to	1.70%	9.75%		to	8.98%
2011	555	$1.92	to	$1.16	$1,028	—	1.00%	to	1.70%	(5.78%	)	to	(6.43%	)
2010	572	$2.04	to	$1.24	$1,128	—	1.00%	to	1.70%	26.36%		to	25.47%
2009	575	$1.61	to	$0.98	$900	—	1.00%	to	1.70%	42.15%		to	41.15%

FTVIPT Frank Mutual Shares, Cl 2
2013	808	$2.25	to	$1.55	$1,754	2.02%	1.00%	to	1.70%	26.99%		to	26.10%
2012	972	$1.78	to	$1.23	$1,665	1.92%	1.00%	to	1.70%	13.10%		to	12.31%
2011	1,323	$1.57	to	$1.09	$2,011	2.30%	1.00%	to	1.70%	(2.03%	)	to	(2.70%	)
2010	1,803	$1.60	to	$1.12	$2,805	1.60%	1.00%	to	1.70%	10.09%		to	9.32%
2009	1,955	$1.46	to	$1.03	$2,760	1.90%	1.00%	to	1.70%	24.80%		to	23.92%

92  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

FTVIPT Temp Global Bond, Cl 2
2013	229	$1.21	to	$1.17	$430	4.75%	1.00%	to	2.05%	0.62%		to	(0.43%	)
2012	315	$1.20	to	$1.17	$588	6.43%	1.00%	to	2.05%	13.92%		to	12.73%
2011	385	$1.06	to	$1.04	$635	5.67%	1.00%	to	2.05%	(1.86%	)	to	(2.89%	)
2010	409	$1.08	to	$1.07	$689	0.58%	1.00%	to	2.05%	8.27%	(5)	to	7.76%	(5)
2009	2,265	$1.45	to	$1.22	$3,314	14.56%	1.05%	to	2.00%	17.44%		to	16.33%

FTVIPT Temp Gro, Cl 2
2013	—	$1.65	to	$1.59	$2	2.67%	1.00%	to	2.05%	29.52%		to	28.16%
2012	—	$1.27	to	$1.24	$2	2.04%	1.00%	to	2.05%	19.87%		to	18.60%
2011	—	$1.06	to	$1.05	$1	1.26%	1.00%	to	2.05%	(7.90%	)	to	(8.86%	)
2010	—	$1.15	to	$1.15	$1	1.13%	1.00%	to	2.05%	15.13%	(5)	to	14.59%	(5)
2009	—	$0.88	to	$0.70	$1	3.16%	1.05%	to	2.00%	29.73%		to	28.50%

GS VIT Mid Cap Val, Inst
2013	421	$1.78	to	$1.72	$810	0.70%	1.00%	to	2.05%	31.57%		to	30.20%
2012	639	$1.36	to	$1.32	$936	1.10%	1.00%	to	2.05%	17.29%		to	16.06%
2011	800	$1.16	to	$1.14	$1,005	0.78%	1.00%	to	2.05%	(7.31%	)	to	(8.28%	)
2010	845	$1.25	to	$1.24	$1,149	0.48%	1.00%	to	2.05%	23.57%	(5)	to	22.98%	(5)
2009	2,185	$0.95	to	$0.78	$2,296	1.80%	1.05%	to	2.00%	31.76%		to	30.51%

GS VIT U.S. Eq Insights, Inst
2013	—	$1.87	to	$1.80	$2	1.18%	1.00%	to	2.05%	36.15%		to	34.73%
2012	—	$1.37	to	$1.34	$1	1.86%	1.00%	to	2.05%	13.31%		to	12.13%
2011	—	$1.21	to	$1.19	$1	1.79%	1.00%	to	2.05%	3.01%		to	1.93%
2010	—	$1.18	to	$1.17	$1	1.85%	1.00%	to	2.05%	16.51%	(5)	to	15.96%	(5)
2009	—	$0.70	to	$0.69	$1	2.17%	1.05%	to	2.00%	19.89%		to	18.74%

Invesco VI Am Fran, Ser II
2013	—	$1.34	to	$1.31	$3	0.25%	1.00%	to	2.05%	38.41%		to	36.96%
2012	—	$0.97	to	$0.96	$2	—	1.00%	to	2.05%	(3.34%	)(7)	to	(4.02%	)(7)

Invesco VI Comstock, Ser II
2013	1,321	$1.81	to	$1.74	$2,134	1.31%	1.00%	to	2.05%	34.30%		to	32.90%
2012	2,142	$1.35	to	$1.31	$2,591	1.44%	1.00%	to	2.05%	17.73%		to	16.50%
2011	2,783	$1.14	to	$1.13	$2,872	1.35%	1.00%	to	2.05%	(3.08%	)	to	(4.09%	)
2010	2,990	$1.18	to	$1.17	$3,194	0.17%	1.00%	to	2.05%	17.23%	(5)	to	16.67%	(5)
2009	4,987	$0.88	to	$0.74	$4,601	4.50%	1.05%	to	2.00%	27.07%		to	25.87%

Invesco VI Global Hlth, Ser II
2013	—	$1.90	to	$1.83	$2	0.55%	1.00%	to	2.05%	38.77%		to	37.33%
2012	—	$1.37	to	$1.33	$2	—	1.00%	to	2.05%	19.40%		to	18.15%
2011	11	$1.14	to	$1.13	$12	—	1.00%	to	2.05%	2.69%		to	1.62%
2010	11	$1.11	to	$1.11	$11	—	1.00%	to	2.05%	10.85%	(5)	to	10.33%	(5)
2009	11	$0.92	to	$0.89	$11	0.18%	1.05%	to	2.00%	26.06%		to	24.87%

Invesco VI Intl Gro, Ser II
2013	44	$1.44	to	$1.39	$51	1.01%	1.00%	to	2.05%	17.54%		to	16.31%
2012	47	$1.23	to	$1.19	$46	1.29%	1.00%	to	2.05%	14.11%		to	12.91%
2011	47	$1.07	to	$1.06	$40	1.19%	1.00%	to	2.05%	(7.92%	)	to	(8.88%	)
2010	59	$1.17	to	$1.16	$55	0.11%	1.00%	to	2.05%	16.32%	(5)	to	15.77%	(5)
2009	4,393	$0.82	to	$0.75	$3,574	1.89%	1.05%	to	2.00%	33.50%		to	32.24%

Invesco VI Mid Cap Core Eq, Ser II
2013	36	$1.56	to	$1.60	$59	0.51%	1.05%	to	1.70%	27.13%		to	26.31%
2012	42	$1.23	to	$1.27	$56	—	1.05%	to	1.70%	9.46%		to	8.75%
2011	69	$1.12	to	$1.17	$83	0.09%	1.05%	to	1.70%	(7.48%	)	to	(8.08%	)
2010	70	$1.21	to	$1.27	$92	0.34%	1.05%	to	1.70%	12.59%		to	11.86%
2009	73	$1.08	to	$1.13	$85	1.09%	1.05%	to	1.70%	28.50%		to	27.67%

Invesco VI Mid Cap Gro, Ser II
2013	53	$1.32	to	$1.30	$71	0.21%	1.00%	to	2.05%	35.25%		to	33.84%
2012	63	$0.98	to	$0.97	$63	—	1.00%	to	2.05%	(2.40%	)(7)	to	(3.09%	)(7)

Invesco VI Val Opp, Ser II
2013	244	$2.03	to	$1.23	$416	1.15%	1.00%	to	1.70%	31.95%		to	31.02%
2012	329	$1.54	to	$0.94	$435	1.09%	1.00%	to	1.70%	16.48%		to	15.67%
2011	514	$1.32	to	$0.81	$589	0.64%	1.00%	to	1.70%	(4.35%	)	to	(5.02%	)
2010	618	$1.38	to	$0.85	$753	0.36%	1.00%	to	1.70%	5.88%		to	5.14%
2009	636	$1.30	to	$0.81	$739	1.23%	1.00%	to	1.70%	46.27%		to	45.25%

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  93

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Janus Aspen Janus, Serv
2013	29	$1.65	to	$1.59	$40	0.62%	1.00%	to	2.05%	28.71%		to	27.35%
2012	41	$1.28	to	$1.25	$44	0.43%	1.00%	to	2.05%	17.10%		to	15.88%
2011	43	$1.10	to	$1.08	$39	0.42%	1.00%	to	2.05%	(6.47%	)	to	(7.46%	)
2010	64	$1.17	to	$1.17	$62	0.01%	1.00%	to	2.05%	16.72%	(5)	to	16.17%	(5)
2009	4,863	$0.85	to	$0.78	$4,083	0.38%	1.05%	to	2.00%	34.59%		to	33.32%

MFS Inv Gro Stock, Serv Cl
2013	80	$2.31	to	$1.65	$183	0.42%	1.00%	to	1.70%	28.76%		to	27.87%
2012	82	$1.79	to	$1.29	$145	0.23%	1.00%	to	1.70%	15.52%		to	14.72%
2011	99	$1.55	to	$1.12	$152	0.27%	1.00%	to	1.70%	(0.63%	)	to	(1.32%	)
2010	194	$1.56	to	$1.14	$298	0.29%	1.00%	to	1.70%	11.04%		to	10.27%
2009	211	$1.41	to	$1.03	$292	0.45%	1.00%	to	1.70%	37.71%		to	36.74%

MFS New Dis, Serv Cl
2013	107	$3.36	to	$2.22	$353	—	1.00%	to	1.70%	39.81%		to	38.84%
2012	129	$2.40	to	$1.60	$299	—	1.00%	to	1.70%	19.69%		to	18.85%
2011	141	$2.01	to	$1.34	$273	—	1.00%	to	1.70%	(11.38%	)	to	(12.00%	)
2010	186	$2.26	to	$1.53	$407	—	1.00%	to	1.70%	34.59%		to	33.65%
2009	180	$1.68	to	$1.14	$294	—	1.00%	to	1.70%	61.30%		to	60.17%

MFS Total Return, Serv Cl
2013	1,006	$1.89	to	$1.37	$1,834	1.66%	1.00%	to	2.05%	17.56%		to	16.33%
2012	1,064	$1.60	to	$1.18	$1,655	2.33%	1.00%	to	2.05%	9.83%		to	8.67%
2011	1,421	$1.46	to	$1.09	$2,020	2.33%	1.00%	to	2.05%	0.58%		to	(0.47%	)
2010	1,891	$1.45	to	$1.09	$2,683	2.57%	1.00%	to	2.05%	8.54%		to	8.86%	(5)
2009	1,936	$1.34	to	$0.86	$2,540	3.56%	1.00%	to	2.00%	16.55%		to	15.39%

MFS Utilities, Serv Cl
2013	36	$4.15	to	$1.59	$125	2.11%	1.00%	to	2.05%	19.02%		to	17.78%
2012	37	$3.49	to	$1.35	$109	5.98%	1.00%	to	2.05%	12.08%		to	10.91%
2011	56	$3.11	to	$1.22	$148	2.95%	1.00%	to	2.05%	5.45%		to	4.35%
2010	66	$2.95	to	$1.17	$180	2.90%	1.00%	to	2.05%	12.38%		to	15.57%	(5)
2009	62	$2.63	to	$0.83	$156	6.02%	1.00%	to	2.00%	31.55%		to	30.24%

MS UIF Global Real Est, Cl II
2013	57	$1.41	to	$1.36	$52	3.59%	1.00%	to	2.05%	1.61%		to	0.55%
2012	58	$1.39	to	$1.35	$53	0.55%	1.00%	to	2.05%	28.65%		to	27.30%
2011	60	$1.08	to	$1.06	$42	3.39%	1.00%	to	2.05%	(11.04%	)	to	(11.97%	)
2010	19	$1.21	to	$1.21	$16	0.63%	1.00%	to	2.05%	19.80%	(5)	to	19.24%	(5)
2009	1,096	$0.66	to	$0.66	$714	0.02%	1.05%	to	2.00%	39.94%		to	38.62%

MS UIF Mid Cap Gro, Cl II
2013	—	$1.69	to	$1.63	$2	0.24%	1.00%	to	2.05%	36.11%		to	34.70%
2012	—	$1.24	to	$1.21	$2	—	1.00%	to	2.05%	7.41%		to	6.29%
2011	—	$1.16	to	$1.14	$2	0.24%	1.00%	to	2.05%	(8.10%	)	to	(9.06%	)
2010	—	$1.26	to	$1.26	$2	—	1.00%	to	2.05%	25.72%	(5)	to	25.13%	(5)
2009	—	$0.92	to	$0.80	$1	—	1.05%	to	2.00%	55.72%		to	54.25%

MS UIF U.S. Real Est, Cl II
2013	27	$1.22	to	$1.54	$44	0.81%	1.05%	to	1.70%	0.69%		to	0.04%
2012	30	$1.21	to	$1.54	$49	0.57%	1.05%	to	1.70%	14.41%		to	13.66%
2011	36	$1.05	to	$1.35	$51	0.53%	1.05%	to	1.70%	4.56%		to	3.89%
2010	38	$1.01	to	$1.30	$51	1.95%	1.05%	to	1.70%	28.17%		to	27.35%
2009	45	$0.79	to	$1.02	$48	2.98%	1.05%	to	1.70%	27.15%		to	26.34%

Oppen Cap Appr VA, Serv
2013	1,536	$2.10	to	$1.62	$2,897	0.74%	1.00%	to	2.05%	28.14%		to	26.80%
2012	1,811	$1.64	to	$1.28	$2,654	0.38%	1.00%	to	2.05%	12.67%		to	11.49%
2011	2,156	$1.45	to	$1.15	$2,829	0.11%	1.00%	to	2.05%	(2.35%	)	to	(3.37%	)
2010	2,463	$1.49	to	$1.19	$3,342	—	1.00%	to	2.05%	8.06%		to	18.13%	(5)
2009	2,502	$1.38	to	$0.73	$3,150	0.01%	1.00%	to	2.00%	42.72%		to	41.30%

Oppen Global VA, Serv
2013	144	$3.19	to	$1.56	$424	1.14%	1.00%	to	2.05%	25.73%		to	24.41%
2012	176	$2.54	to	$1.25	$416	1.86%	1.00%	to	2.05%	19.74%		to	18.49%
2011	190	$2.12	to	$1.06	$378	1.07%	1.00%	to	2.05%	(9.44%	)	to	(10.38%	)
2010	247	$2.34	to	$1.18	$546	1.18%	1.00%	to	2.05%	14.55%		to	17.64%	(5)
2009	235	$2.04	to	$0.76	$452	2.03%	1.00%	to	2.00%	37.97%		to	36.59%

94  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Global Strategic Inc VA, Srv
2013	1,576	$1.76	to	$1.14	$2,589	4.71%	1.00%	to	2.05%	(1.36%	)	to	(2.39%	)
2012	1,932	$1.79	to	$1.16	$3,217	5.51%	1.00%	to	2.05%	12.02%		to	10.86%
2011	2,286	$1.59	to	$1.05	$3,400	2.95%	1.00%	to	2.05%	(0.35%	)	to	(1.39%	)
2010	2,833	$1.60	to	$1.06	$4,273	12.14%	1.00%	to	2.05%	13.63%		to	6.38%	(5)
2009	6,588	$1.41	to	$0.99	$8,378	0.23%	1.00%	to	2.00%	17.23%		to	16.05%

Oppen Main St Sm Cap VA, Serv
2013	530	$3.46	to	$1.85	$1,583	0.70%	1.00%	to	2.05%	39.22%		to	37.77%
2012	627	$2.49	to	$1.35	$1,317	0.32%	1.00%	to	2.05%	16.50%		to	15.28%
2011	709	$2.13	to	$1.17	$1,305	0.41%	1.00%	to	2.05%	(3.35%	)	to	(4.36%	)
2010	863	$2.21	to	$1.22	$1,686	0.43%	1.00%	to	2.05%	21.83%		to	21.25%	(5)
2009	1,171	$1.81	to	$0.77	$1,905	0.64%	1.00%	to	2.00%	35.52%		to	34.18%

PIMCO VIT All Asset, Advisor Cl
2013	33	$1.21	to	$1.16	$44	3.89%	1.00%	to	2.05%	(0.89%	)	to	(1.92%	)
2012	82	$1.22	to	$1.19	$108	4.83%	1.00%	to	2.05%	13.67%		to	12.47%
2011	86	$1.07	to	$1.06	$99	7.38%	1.00%	to	2.05%	0.91%		to	(0.13%	)
2010	98	$1.06	to	$1.06	$113	4.47%	1.00%	to	2.05%	6.44%	(5)	to	5.94%	(5)
2009	2,394	$1.04	to	$0.99	$2,461	6.47%	1.05%	to	2.00%	20.16%		to	19.01%

Put VT Global Hlth Care, Cl IB
2013	—	$1.81	to	$1.89	$1	1.08%	1.05%	to	1.70%	40.18%		to	39.28%
2012	—	$1.29	to	$1.35	$1	1.25%	1.05%	to	1.70%	20.98%		to	20.20%
2011	—	$1.07	to	$1.13	$1	3.47%	1.05%	to	1.70%	(2.21%	)	to	(2.85%	)
2010	—	$1.09	to	$1.16	$1	1.89%	1.05%	to	1.70%	1.40%		to	0.74%
2009	—	$1.07	to	$1.15	$1	11.03%	1.05%	to	1.70%	24.69%		to	23.89%

Put VT Intl Eq, Cl IB
2013	7	$2.27	to	$1.40	$16	1.39%	1.00%	to	1.70%	26.80%		to	25.91%
2012	9	$1.79	to	$1.11	$16	2.16%	1.00%	to	1.70%	20.70%		to	19.86%
2011	9	$1.48	to	$0.93	$14	3.33%	1.00%	to	1.70%	(17.76%	)	to	(18.33%	)
2010	41	$1.80	to	$1.14	$72	3.74%	1.00%	to	1.70%	8.93%		to	8.18%
2009	46	$1.66	to	$1.05	$75	—	1.00%	to	1.70%	23.39%		to	22.53%

Put VT Multi-Cap Gro, Cl IB
2013	13	$1.66	to	$1.62	$23	0.49%	1.00%	to	1.70%	35.08%		to	34.14%
2012	13	$1.23	to	$1.21	$17	0.23%	1.00%	to	1.70%	15.59%		to	14.79%
2011	13	$1.06	to	$1.05	$15	0.25%	1.00%	to	1.70%	(6.02%	)	to	(6.68%	)
2010	23	$1.13	to	$1.13	$26	—	1.00%	to	1.70%	13.01%	(6)	to	12.80%	(6)

Put VT Sm Cap Val, Cl IB
2013	42	$1.43	to	$1.56	$68	0.89%	1.05%	to	1.70%	38.14%		to	37.25%
2012	63	$1.04	to	$1.13	$72	0.44%	1.05%	to	1.70%	16.26%		to	15.51%
2011	67	$0.89	to	$0.98	$66	0.50%	1.05%	to	1.70%	(5.72%	)	to	(6.33%	)
2010	72	$0.95	to	$1.05	$76	0.29%	1.05%	to	1.70%	24.66%		to	23.86%
2009	102	$0.76	to	$0.85	$87	2.02%	1.05%	to	1.70%	30.15%		to	29.32%

VP Aggr, Cl 2
2013	378	$1.51	to	$1.45	$543	—	1.00%	to	2.05%	19.54%		to	18.29%
2012	381	$1.26	to	$1.23	$461	—	1.00%	to	2.05%	12.58%		to	11.40%
2011	386	$1.12	to	$1.10	$416	—	1.00%	to	2.05%	(4.06%	)	to	(5.06%	)
2010	598	$1.17	to	$1.16	$672	—	1.00%	to	2.05%	16.59%	(5)	to	16.04%	(5)

VP Aggr, Cl 4
2013	6,189	$1.51	to	$1.45	$8,874	—	1.00%	to	2.05%	19.51%		to	18.26%
2012	7,397	$1.26	to	$1.23	$8,904	—	1.00%	to	2.05%	12.56%		to	11.38%
2011	8,804	$1.12	to	$1.10	$9,441	—	1.00%	to	2.05%	(3.88%	)	to	(4.88%	)
2010	10,578	$1.17	to	$1.16	$11,834	—	1.00%	to	2.05%	16.59%	(5)	to	16.04%	(5)

VP BR Gl Infl Prot Sec, Cl 3
2013	103	$1.09	to	$1.05	$133	—	1.00%	to	2.05%	(6.41%	)	to	(7.40%	)
2012	155	$1.16	to	$1.13	$211	4.31%	1.00%	to	2.05%	4.55%		to	3.47%
2011	165	$1.11	to	$1.09	$215	7.37%	1.00%	to	2.05%	8.94%		to	7.80%
2010	191	$1.02	to	$1.01	$228	0.30%	1.00%	to	2.05%	1.79%	(5)	to	1.31%	(5)
2009	3,879	$1.15	to	$1.06	$4,406	9.73%	1.05%	to	2.00%	5.72%		to	4.72%

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  95

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Conserv, Cl 2
2013	292	$1.16	to	$1.12	$335	—	1.00%	to	2.05%	2.16%		to	1.08%
2012	783	$1.14	to	$1.11	$882	—	1.00%	to	2.05%	6.21%		to	5.09%
2011	448	$1.07	to	$1.06	$477	—	1.00%	to	2.05%	2.21%		to	1.15%
2010	319	$1.05	to	$1.04	$333	—	1.00%	to	2.05%	4.94%	(5)	to	4.44%	(5)

VP Conserv, Cl 4
2013	2,943	$1.16	to	$1.12	$3,369	—	1.00%	to	2.05%	2.07%		to	1.00%
2012	3,607	$1.14	to	$1.11	$4,056	—	1.00%	to	2.05%	6.21%		to	5.09%
2011	3,908	$1.07	to	$1.06	$4,148	—	1.00%	to	2.05%	2.21%		to	1.15%
2010	3,945	$1.05	to	$1.05	$4,110	—	1.00%	to	2.05%	5.04%	(5)	to	4.55%	(5)

VP Mod, Cl 2
2013	5,099	$1.33	to	$1.28	$6,580	—	1.00%	to	2.05%	10.25%		to	9.10%
2012	5,592	$1.21	to	$1.18	$6,580	—	1.00%	to	2.05%	9.77%		to	8.61%
2011	5,663	$1.10	to	$1.08	$6,101	—	1.00%	to	2.05%	(0.72%	)	to	(1.76%	)
2010	4,784	$1.11	to	$1.10	$5,220	—	1.00%	to	2.05%	10.83%	(5)	to	10.30%	(5)

VP Mod, Cl 4
2013	20,606	$1.33	to	$1.29	$26,757	—	1.00%	to	2.05%	10.32%		to	9.17%
2012	23,774	$1.21	to	$1.18	$28,087	—	1.00%	to	2.05%	9.76%		to	8.61%
2011	26,223	$1.10	to	$1.08	$28,315	—	1.00%	to	2.05%	(0.63%	)	to	(1.67%	)
2010	26,510	$1.11	to	$1.10	$28,907	—	1.00%	to	2.05%	10.83%	(5)	to	10.30%	(5)

VP Mod Aggr, Cl 2
2013	3,862	$1.42	to	$1.37	$5,255	—	1.00%	to	2.05%	14.92%		to	13.72%
2012	3,804	$1.23	to	$1.20	$4,529	—	1.00%	to	2.05%	11.13%		to	9.96%
2011	4,000	$1.11	to	$1.09	$4,309	—	1.00%	to	2.05%	(2.40%	)	to	(3.42%	)
2010	3,015	$1.14	to	$1.13	$3,351	—	1.00%	to	2.05%	13.67%	(5)	to	13.13%	(5)

VP Mod Aggr, Cl 4
2013	14,569	$1.42	to	$1.37	$19,937	—	1.00%	to	2.05%	14.90%		to	13.70%
2012	18,996	$1.23	to	$1.20	$22,701	—	1.00%	to	2.05%	11.10%		to	9.93%
2011	21,051	$1.11	to	$1.09	$22,724	—	1.00%	to	2.05%	(2.31%	)	to	(3.33%	)
2010	22,200	$1.14	to	$1.13	$24,626	—	1.00%	to	2.05%	13.66%	(5)	to	13.12%	(5)

VP Mod Conserv, Cl 2
2013	1,892	$1.24	to	$1.20	$2,299	—	1.00%	to	2.05%	6.07%		to	4.95%
2012	1,769	$1.17	to	$1.14	$2,033	—	1.00%	to	2.05%	7.67%		to	6.54%
2011	1,814	$1.09	to	$1.07	$1,946	—	1.00%	to	2.05%	0.85%		to	(0.20%	)
2010	1,247	$1.08	to	$1.07	$1,335	—	1.00%	to	2.05%	7.76%	(5)	to	7.24%	(5)

VP Mod Conserv, Cl 4
2013	2,573	$1.24	to	$1.20	$3,137	—	1.00%	to	2.05%	6.05%		to	4.94%
2012	2,808	$1.17	to	$1.14	$3,231	—	1.00%	to	2.05%	7.75%		to	6.61%
2011	3,144	$1.09	to	$1.07	$3,373	—	1.00%	to	2.05%	0.94%		to	(0.11%	)
2010	3,995	$1.08	to	$1.07	$4,267	—	1.00%	to	2.05%	7.75%	(5)	to	7.24%	(5)

VP Ptnrs Sm Cap Val, Cl 3
2013	410	$3.35	to	$1.69	$902	—	1.00%	to	2.05%	33.47%		to	32.07%
2012	631	$2.51	to	$1.28	$1,092	—	1.00%	to	2.05%	12.38%		to	11.20%
2011	780	$2.23	to	$1.15	$1,255	—	1.00%	to	2.05%	(5.40%	)	to	(6.39%	)
2010	803	$2.36	to	$1.23	$1,386	—	1.00%	to	2.05%	23.20%		to	22.62%	(5)
2009	926	$1.91	to	$0.83	$1,308	—	1.00%	to	2.00%	35.19%		to	33.85%

VP Sit Divd Gro, Cl 3
2013	78	$1.55	to	$1.49	$87	—	1.00%	to	2.05%	27.13%		to	25.80%
2012	91	$1.22	to	$1.19	$81	—	1.00%	to	2.05%	9.59%		to	8.44%
2011	92	$1.11	to	$1.10	$75	—	1.00%	to	2.05%	(4.46%	)	to	(5.46%	)
2010	75	$1.16	to	$1.16	$65	—	1.00%	to	2.05%	16.45%	(5)	to	15.90%	(5)
2009	6,018	$0.78	to	$0.76	$4,680	—	1.05%	to	2.00%	29.96%		to	28.73%

VP Vty Estb Val, Cl 3
2013	30	$1.78	to	$1.71	$54	—	1.00%	to	2.05%	34.52%		to	33.12%
2012	30	$1.32	to	$1.29	$40	—	1.00%	to	2.05%	15.85%		to	14.64%
2011	30	$1.14	to	$1.12	$35	—	1.00%	to	2.05%	(7.37%	)	to	(8.33%	)
2010	—	$1.23	to	$1.22	$1	—	1.00%	to	2.05%	22.98%	(5)	to	22.40%	(5)
2009	—	$0.98	to	$0.79	$1	—	1.05%	to	2.00%	35.20%		to	33.92%

96  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2013	350	$1.50	to	$1.45	$839	2.53%	1.00%	to	2.05%	21.15%		to	19.88%
2012	507	$1.24	to	$1.21	$1,005	1.16%	1.00%	to	2.05%	20.36%		to	19.09%
2011	641	$1.03	to	$1.01	$1,061	4.79%	1.00%	to	2.05%	(15.47%	)	to	(16.36%	)
2010	631	$1.22	to	$1.21	$1,239	1.65%	1.00%	to	2.05%	21.78%	(5)	to	21.20%	(5)
2009	1,939	$1.13	to	$0.76	$2,718	3.84%	1.05%	to	2.00%	48.22%		to	46.81%

Wanger USA
2013	257	$1.94	to	$1.87	$490	0.14%	1.00%	to	2.05%	32.43%		to	31.04%
2012	431	$1.46	to	$1.42	$624	0.30%	1.00%	to	2.05%	18.83%		to	17.58%
2011	547	$1.23	to	$1.21	$668	—	1.00%	to	2.05%	(4.45%	)	to	(5.45%	)
2010	612	$1.29	to	$1.28	$786	—	1.00%	to	2.05%	28.07%	(5)	to	27.46%	(5)
2009	1,813	$0.95	to	$0.80	$1,832	—	1.05%	to	2.00%	40.74%		to	39.41%

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on July 19, 2010.
(6)	New subaccount operations commenced on Sept. 24, 2010.
(7)	New subaccount operations commenced on April 27, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on Nov. 18, 2013.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  97

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51	$1.47	$1.41
Accumulation unit value at end of period	$1.84	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	7	8	8	8

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56	$1.51	$1.37
Accumulation unit value at end of period	$2.38	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1

AllianceBernstein VPS International Value Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.07	$0.95	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.16	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.37	$1.22	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.31	$1.16	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.30	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$2.24	$1.54	$1.30	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99	$0.99
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7	7	5	5	5	96	111	1	1	1

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05	$1.04	$1.01
Accumulation unit value at end of period	$1.39	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	8	7	7	7	8	8	65	65	65

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00	$1.78	$1.52
Accumulation unit value at end of period	$2.91	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	11	11	12	82	82	82

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.21	$1.04	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

98  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44	$1.34	$1.25
Accumulation unit value at end of period	$2.06	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.33	$1.20	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.18	$1.01	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50	$1.45	$1.33
Accumulation unit value at end of period	$2.36	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	5	5	53	55	56

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.29	$1.17	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	3	102	9	9	10	14

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.06	$1.10	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.00	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.22	$1.00	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.92	$1.14	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.02	$0.92	$1.14	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  99

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75	$1.52	$1.33
Accumulation unit value at end of period	$2.84	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	59	63	65	68	71	78	115	173	185	198

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.12	$1.07	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14	$1.83	$1.48
Accumulation unit value at end of period	$3.85	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	18	20	20	21	21	21	49	52	71	75

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08	$1.77	$1.57
Accumulation unit value at end of period	$2.73	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	6	6	7	36	70	71	71

FTVIPT Franklin Income VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.24	$1.11	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.20	$1.06	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.15	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.27	$1.06	$1.15	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.25	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.36	$1.16	$1.25	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.21	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.37	$1.21	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.35	$1.14	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.37	$1.14	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.23	$1.07	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.28	$1.10	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31	$1.29	$1.18
Accumulation unit value at end of period	$1.89	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	19	21	22	23	24	25	26	26	27	28

100  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98	$1.72	$1.33
Accumulation unit value at end of period	$4.15	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	24	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.08	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.39	$1.08	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.16	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.24	$1.16	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49	$1.44	$1.36
Accumulation unit value at end of period	$2.10	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	30	31	32	33	33	33	31	69	69	68

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06	$1.82	$1.55
Accumulation unit value at end of period	$3.19	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	1	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23	$1.21	$1.13
Accumulation unit value at end of period	$1.76	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	89	92	95	98	100	103	168	182	214	234

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97	$1.81	$1.53
Accumulation unit value at end of period	$3.46	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	11	11	11	12	13	13

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.26	$1.12	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	84	85	86	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.26	$1.12	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.16	$1.11	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	38	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.21	$1.10	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	371	395	423	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.21	$1.10	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.14	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.11	$1.14	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	255	265	277	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  101

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.14	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.11	$1.14	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.09	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	461	466	470	475	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.09	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86	$1.78	$1.50
Accumulation unit value at end of period	$3.35	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	3	3	3	3

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.32	$1.14	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger USA (07/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.46	$1.23	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/19/2006)
Accumulation unit value at beginning of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (06/19/2006)
Accumulation unit value at beginning of period	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	4	346	426	212	75

American Century VP Inflation Protection, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP International, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.14	$1.02	$0.77	$1.42	$1.21	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$0.99	$1.14	$1.02	$0.77	$1.42	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.09	$0.95	$0.71	$1.24	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.22	$1.09	$1.09	$0.95	$0.71	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	207

102  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

American Century VP Value, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.04	$0.93	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.53	$1.18	$1.04	$1.04	$0.93	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	337	374	412	450	212	81	91	1

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	5	958	827	654	195

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.03	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.10	$0.97	$1.03	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	978	817	424	205

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.72	$1.45	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.56	$1.60	$1.34	$1.72	$1.45	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	1	157	225	106	66

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.37	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.72	$1.64	$1.43	$1.37	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.44	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	496	293	216	81

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.11	$0.96	$1.10	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.11	$0.96	$1.10	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.12	$0.94	$0.99	$0.85	$0.63	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.45	$1.12	$0.94	$0.99	$0.85	$0.63	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  103

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	$1.00	—
Accumulation unit value at end of period	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	955	654	358	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.04	$0.92	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.05	$1.04	$0.92	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.58	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (06/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.19	$0.95	$0.77	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.22	$1.11	$1.19	$0.95	$0.77	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	5	613	439	300	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	129	45	55	5

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.73	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.06	$0.84	$0.63	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.65	$1.24	$1.05	$1.06	$0.84	$0.63	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.48	$1.30	$1.43	$1.11	$0.72	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.95	$1.48	$1.30	$1.43	$1.11	$0.72	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	42

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.37	$1.25	$1.17	$1.02	$0.85	$1.22	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.25	$1.17	$1.02	$0.85	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	$1.00	—
Accumulation unit value at end of period	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.88	$0.79	$0.98	$0.95	$0.74	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$0.79	$0.98	$0.95	$0.74	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.22	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	347	230	155	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.61	$1.25	$1.08	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2	2	56	57	240	567	438	409

104  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Growth Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.10	$0.89	$0.71	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.08	$1.10	$0.89	$0.71	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.25	$1.17	$1.03	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.38	$1.32	$1.25	$1.17	$1.03	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	46	48	50	52	425	359	301	21

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.31	$1.03	$0.74	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.16	$1.31	$1.03	$0.74	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	2	236	310	155	68

Fidelity® VIP Overseas Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	21

FTVIPT Franklin Income VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.20	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.35	$1.21	$1.20	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.08	$0.91	$0.78	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.14	$1.08	$0.91	$0.78	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.23	$0.98	$0.69	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.74	$1.28	$1.16	$1.23	$0.98	$0.69	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.11	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.41	$1.11	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	131

FTVIPT Templeton Global Bond VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.83	$1.61	$1.64	$1.45	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.84	$1.83	$1.61	$1.64	$1.45	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	345	290	255	94

FTVIPT Templeton Growth VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.03	$0.86	$0.94	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.03	$0.86	$0.94	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.09	$1.18	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.28	$1.09	$1.18	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	214	245	190	130

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	294	383	238	201

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	$1.00	—
Accumulation unit value at end of period	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	749	329	164	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  105

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.21	$1.08	$0.84	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.56	$1.23	$1.12	$1.21	$1.08	$0.84	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.93	$0.80	$0.84	$0.79	$0.54	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$0.93	$0.80	$0.84	$0.79	$0.54	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	820	680	449	—

MFS® Investors Growth Stock Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.15	$1.03	$0.75	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.14	$1.15	$1.03	$0.75	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.50	$1.12	$0.69	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$2.22	$1.59	$1.33	$1.50	$1.12	$0.69	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.10	$1.02	$0.87	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.43	$1.22	$1.11	$1.10	$1.02	$0.87	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.41	$1.26	$0.96	$1.56	$1.23	$1.00
Accumulation unit value at end of period	$1.99	$1.67	$1.49	$1.41	$1.26	$0.96	$1.56	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	188	228	91	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.22	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1

Oppenheimer Capital Appreciation Fund/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.02	$0.95	$0.66	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.44	$1.12	$1.00	$1.02	$0.95	$0.66	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.14	$1.00	$0.72	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.56	$1.24	$1.04	$1.14	$1.00	$0.72	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.31	$1.15	$0.98	$1.16	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.30	$1.31	$1.15	$0.98	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14	14	69	70	727	561	443	134

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.09	$0.89	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.23	$1.05	$1.09	$0.89	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	395	548	429	—

106  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Putnam VT Global Health Care Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.09	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.81	$1.29	$1.07	$1.09	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.96	$0.80	$0.97	$0.89	$0.72	$1.30	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$0.96	$0.80	$0.97	$0.89	$0.72	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.76	$0.58	$0.97	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.04	$0.89	$0.95	$0.76	$0.58	$0.97	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	98

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,288	2,082	2,278	2,135	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.15	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.34	$1.29	$1.18	$1.15	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	16	673	304	289	164

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	693	606	528	480	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,194	5,774	5,879	5,198	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,692	2,337	2,464	2,836	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	467	351	489	1,376	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.27	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  107

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	1,011	585	342	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.18	$0.98	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wanger International (06/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	240	294	140	86

Wanger USA (06/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	194	156	105	23

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	10	11	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.00	$0.89	$0.75	$1.28	$1.24	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.21	$1.04	$1.00	$0.89	$0.75	$1.28	$1.24	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	10	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.96	$0.85	$1.07	$1.04	$0.78	$1.69	$1.62	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$0.96	$0.85	$1.07	$1.04	$0.78	$1.69	$1.62	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	114	232	257	228	248	258	190	198	126	3

American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	168	172	203	226	236	216	321	335	241	7

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.37	$1.23	$0.93	$1.70	$1.46	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.72	$1.42	$1.19	$1.37	$1.23	$0.93	$1.70	$1.46	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	12	12	12	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.04	$0.91	$0.68	$1.18	$0.99	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.17	$1.04	$1.04	$0.91	$0.68	$1.18	$0.99	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	124	262	304	334	367	366	362	448	191	5

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.13	$1.01	$0.85	$1.18	$1.26	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.65	$1.27	$1.12	$1.13	$1.01	$0.85	$1.18	$1.26	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.09	$1.10	$1.09	$1.05	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.07	$1.09	$1.10	$1.09	$1.05	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	13	17	11	16	106	105	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.05	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.05	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	42	43	42	45	95	94	117	79	10	—

108  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.27	$1.10	$0.88	$1.49	$1.39	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.69	$1.35	$1.20	$1.27	$1.10	$0.88	$1.49	$1.39	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	146	311	356	366	456	450	411	426	198	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.24	$1.88	$2.41	$2.04	$1.18	$2.59	$1.89	$1.43	$1.08	$1.00
Accumulation unit value at end of period	$2.18	$2.24	$1.88	$2.41	$2.04	$1.18	$2.59	$1.89	$1.43	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43	73	84	72	92	126	93	130	79	2

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.45	$1.29	$0.85	$1.15	$1.14	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.82	$1.73	$1.52	$1.45	$1.29	$0.85	$1.15	$1.14	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	21	23	32	34	37	44	48	51	35	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.48	$1.41	$1.26	$0.89	$1.11	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.74	$1.68	$1.48	$1.41	$1.26	$0.89	$1.11	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	12	49	40	45	28	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.36	$1.21	$0.96	$1.63	$1.46	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.66	$1.37	$1.18	$1.36	$1.21	$0.96	$1.63	$1.46	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.07	$0.93	$0.68	$1.24	$1.22	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.03	$1.07	$0.93	$0.68	$1.24	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.02	$0.88	$0.72	$1.25	$1.23	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.19	$1.06	$1.02	$0.88	$0.72	$1.25	$1.23	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	55	76	83	93	86	83	87	87	9

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	77	64	48	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.38	$1.11	$0.69	$1.26	$1.12	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.65	$1.28	$1.16	$1.38	$1.11	$0.69	$1.26	$1.12	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  109

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.10	$1.10	$0.97	$0.78	$1.25	$1.20	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.26	$1.10	$1.10	$0.97	$0.78	$1.25	$1.20	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.10	$0.92	$0.74	$1.24	$1.26	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.25	$1.07	$1.10	$0.92	$0.74	$1.24	$1.26	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.37	$1.10	$0.89	$1.25	$1.30	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.86	$1.40	$1.27	$1.37	$1.10	$0.89	$1.25	$1.30	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	46	38	35	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.04	$1.08	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.04	$1.08	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	24	27	23	31	32	25	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.99	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.99	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.17	$1.18	$0.94	$0.70	$1.20	$1.19	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.84	$1.38	$1.17	$1.18	$0.94	$0.70	$1.20	$1.19	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	9	10	10	11	10	10	10	9	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.91	$1.46	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	49	54	56	71	82	80	96	46	1

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.31	$1.22	$1.07	$0.89	$1.27	$1.21	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.70	$1.42	$1.31	$1.22	$1.07	$0.89	$1.27	$1.21	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.18	$1.15	$0.89	$1.44	$1.40	$1.16	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.95	$1.18	$1.15	$0.89	$1.44	$1.40	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	14	14	34	18	18	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.28	$1.33	$1.15	$0.86	$1.52	$1.31	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$1.91	$1.47	$1.28	$1.33	$1.15	$0.86	$1.52	$1.31	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	228	542	620	648	702	770	731	811	496	6

Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.13	$0.92	$0.73	$1.40	$1.12	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.12	$1.13	$0.92	$0.73	$1.40	$1.12	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	143	161	186	201	233	223	313	289	206	3

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.63	$1.29	$0.93	$1.56	$1.37	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$2.19	$1.63	$1.44	$1.63	$1.29	$0.93	$1.56	$1.37	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	27	67	72	70	101	114	105	109	43	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.28	$1.15	$0.92	$1.66	$1.44	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.60	$1.25	$1.05	$1.28	$1.15	$0.92	$1.66	$1.44	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	21	28	25	27	27	25	34	33	3

110  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.31	$1.29	$1.16	$0.86	$1.24	$1.21	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.45	$1.31	$1.29	$1.16	$0.86	$1.24	$1.21	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.17	$0.98	$0.84	$1.17	$1.22	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.22	$1.17	$0.98	$0.84	$1.17	$1.22	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	3	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.28	$1.01	$0.71	$1.26	$1.14	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.80	$1.32	$1.20	$1.28	$1.01	$0.71	$1.26	$1.14	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	10	—	—	—	8	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.16	$1.06	$0.85	$1.36	$1.33	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.62	$1.28	$1.13	$1.16	$1.06	$0.85	$1.36	$1.33	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	15	15	16	16	15	14	25	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.67	$1.71	$1.51	$1.29	$1.23	$1.12	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.91	$1.90	$1.67	$1.71	$1.51	$1.29	$1.23	$1.12	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	48	57	66	68	94	95	144	139	82	2

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.07	$1.01	$0.78	$1.37	$1.35	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.53	$1.18	$0.99	$1.07	$1.01	$0.78	$1.37	$1.35	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.38	$1.12	$0.85	$1.37	$1.34	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.97	$1.50	$1.28	$1.38	$1.12	$0.85	$1.37	$1.34	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	59	119	143	146	184	189	195	193	105	3

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.08	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.05	$1.08	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	212	443	548	571	638	638	645	652	343	8

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	11	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	59	31	24	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.31	$1.17	$0.91	$1.29	$1.19	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.33	$1.21	$1.31	$1.17	$0.91	$1.29	$1.19	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	9	13	13	14	14	17	18	18	2

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$0.98	$0.84	$0.88	$0.83	$0.57	$1.20	$1.20	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$0.98	$0.84	$0.88	$0.83	$0.57	$1.20	$1.20	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	57	85	84	85	92	75	77	76	6

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	68	64	59	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  111

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.40	$1.58	$1.18	$0.73	$1.22	$1.21	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$2.33	$1.67	$1.40	$1.58	$1.18	$0.73	$1.22	$1.21	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	9	9	9	9	9	—	—

MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.14	$1.05	$0.90	$1.18	$1.15	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.26	$1.15	$1.14	$1.05	$0.90	$1.18	$1.15	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	5	5	5	5	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.13	$1.90	$1.81	$1.61	$1.23	$1.99	$1.58	$1.22	$1.06	$1.00
Accumulation unit value at end of period	$2.53	$2.13	$1.90	$1.81	$1.61	$1.23	$1.99	$1.58	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	15	25	12	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.35	$1.05	$0.83	$1.35	$1.65	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$1.62	$1.61	$1.41	$1.35	$1.05	$0.83	$1.35	$1.65	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	9	11	12	15	14	12	11	20	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.05	$0.97	$0.68	$1.27	$1.13	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.15	$1.02	$1.05	$0.97	$0.68	$1.27	$1.13	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	84	167	198	211	222	235	212	244	139	4

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.36	$1.19	$0.87	$1.47	$1.40	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.85	$1.48	$1.23	$1.36	$1.19	$0.87	$1.47	$1.40	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.33	$1.18	$1.00	$1.19	$1.10	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.48	$1.33	$1.33	$1.18	$1.00	$1.19	$1.10	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	146	230	267	274	335	348	409	393	265	5

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.26	$1.04	$0.77	$1.25	$1.29	$1.13	$1.05	$1.00
Accumulation unit value at end of period	$1.97	$1.42	$1.22	$1.26	$1.04	$0.77	$1.25	$1.29	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	65	66	66	67	66	62	62	62	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	36	48	53	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.98	$1.42	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	—

Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.18	$1.08	$0.88	$1.58	$1.48	$1.17	$1.06	$1.00
Accumulation unit value at end of period	$1.47	$1.16	$0.97	$1.18	$1.08	$0.88	$1.58	$1.48	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.08	$0.87	$0.67	$1.12	$1.29	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.64	$1.19	$1.02	$1.08	$0.87	$0.67	$1.12	$1.29	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	12	13	13	11	16	2	—

112  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	102	102	103	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	21	23	64	41	57	44	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	109	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	103	104	104	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	95	97	100	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	437	511	500	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.38	$1.12	$0.83	$1.23	$1.31	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.95	$1.46	$1.30	$1.38	$1.12	$0.83	$1.23	$1.31	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	71	155	184	187	218	228	246	248	149	5

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	85	54	45	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.27	$1.05	$0.78	$1.24	$1.19	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.82	$1.35	$1.17	$1.27	$1.05	$0.78	$1.24	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$1.69	$2.00	$1.62	$1.09	$2.03	$1.77	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$2.45	$2.03	$1.69	$2.00	$1.62	$1.09	$2.03	$1.77	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	54	102	122	116	147	179	147	178	115	4

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.30	$1.07	$0.76	$1.27	$1.22	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.94	$1.47	$1.24	$1.30	$1.07	$0.76	$1.27	$1.22	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	40	88	106	116	147	152	148	145	82	2

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  113

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$1.06	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.09	$0.90	$0.80	$1.06	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/19/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.52	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (06/19/2006)
Accumulation unit value at beginning of period	$0.73	$0.65	$0.82	$0.79	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	340	439	241	64

American Century VP Inflation Protection, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP International, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.14	$1.02	$0.77	$1.41	$1.21	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$0.99	$1.14	$1.02	$0.77	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.08	$0.94	$0.71	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.21	$1.08	$1.08	$0.94	$0.71	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	174

American Century VP Value, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.03	$0.92	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.51	$1.16	$1.03	$1.03	$0.92	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	130	58	29	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.22	$1.14	$1.00	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.36	$1.28	$1.22	$1.14	$1.00	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	748	714	668	208

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.36	$1.09	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	893	861	490	180

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.71	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.54	$1.59	$1.33	$1.71	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	70	70	70	70	145	239	124	57

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	2	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

114  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.36	$1.21	$0.86	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.68	$1.62	$1.42	$1.36	$1.21	$0.86	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	410	283	254	81

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.10	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.33	$1.10	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.98	$0.85	$0.62	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.11	$0.94	$0.98	$0.85	$0.62	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.10	$0.98	$0.94	$0.81	$0.66	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.46	$1.10	$0.98	$0.94	$0.81	$0.66	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,014	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	883	679	412	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.54	$1.19	$1.09	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.19	$0.95	$0.77	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.21	$1.10	$1.19	$0.95	$0.77	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	569	458	354	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	85	40	32	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  115

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.63	$1.23	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.92	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	38

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.62	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.98	$0.95	$0.74	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$1.06	$0.87	$0.78	$0.98	$0.95	$0.74	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	258	199	158	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.12	$0.97	$0.72	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16	14	14	14	200	543	442	303

Fidelity® VIP Growth Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.09	$0.89	$0.70	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.63	$1.21	$1.07	$1.09	$0.89	$0.70	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	17	14	14	14	344	307	300	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.15	$1.30	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	3	245	315	183	59

Fidelity® VIP Overseas Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	17

FTVIPT Franklin Income VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.13	$1.08	$0.90	$0.78	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.25	$1.13	$1.08	$0.90	$0.78	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.23	$0.97	$0.69	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.26	$1.15	$1.23	$0.97	$0.69	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$0.99	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.10	$0.97	$0.99	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	111

116  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

FTVIPT Templeton Global Bond VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.82	$1.60	$1.63	$1.44	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.82	$1.82	$1.60	$1.63	$1.44	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	271	251	275	89

FTVIPT Templeton Growth VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.02	$0.86	$0.93	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.32	$1.02	$0.86	$0.93	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.27	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	222	254	219	111

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.23	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	282	401	277	176

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	19	14	14	14	686	349	197	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.21	$1.07	$0.84	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.21	$1.07	$0.84	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.92	$0.79	$0.83	$0.79	$0.54	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$0.92	$0.79	$0.83	$0.79	$0.54	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	767	704	517	—

MFS® Investors Growth Stock Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.57	$1.32	$1.49	$1.11	$0.69	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.20	$1.57	$1.32	$1.49	$1.11	$0.69	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.10	$1.01	$0.87	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.10	$1.10	$1.01	$0.87	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (06/19/2006)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.41	$1.25	$0.95	$1.55	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.65	$1.48	$1.41	$1.25	$0.95	$1.55	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  117

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	178	257	106	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.20	$1.20	$1.05	$1.00	$0.78	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.11	$0.99	$1.02	$0.94	$0.66	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.11	$0.99	$1.02	$0.94	$0.66	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.54	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.30	$1.14	$0.98	$1.16	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.29	$1.30	$1.14	$0.98	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	541	460	421	74

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	363	530	470	—

Putnam VT Global Health Care Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.08	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.79	$1.28	$1.06	$1.08	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.95	$0.79	$0.96	$0.89	$0.72	$1.30	$1.21	$1.00
Accumulation unit value at end of period	$1.21	$0.95	$0.79	$0.96	$0.89	$0.72	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.03	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	$1.00
Accumulation unit value at end of period	$1.42	$1.03	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	79

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,740	1,770	2,021	2,057	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	528	268	301	148

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	312	316	319	—	—	—	—

118  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	568	855	713	794	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	958	1,079	1,088	858	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,776	3,620	3,587	3,574	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	556	568	575	567	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,872	3,369	3,491	3,535	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	54	57	61	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	955	705	872	902	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.18	$0.96	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.12	$1.18	$0.96	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	963	608	391	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wanger International (06/19/2006)
Accumulation unit value at beginning of period	$1.41	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.41	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	235	303	161	72

Wanger USA (06/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.30	$1.09	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	199	173	120	14

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46	$1.41
Accumulation unit value at end of period	$1.79	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55	$1.50	$1.36
Accumulation unit value at end of period	$2.32	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	27

AllianceBernstein VPS International Value Portfolio (Class B) (06/19/2006)
Accumulation unit value at beginning of period	$0.73	$0.65	$0.82	$0.79	$0.60	$1.29	$1.24	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.29	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	193	237	122	44	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  119

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

American Century VP Inflation Protection, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.41	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.17	$0.98	$1.13	$1.01	$0.77	$1.41	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.17	$0.98	$1.13	$1.01	$0.77	$1.41	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	119	—	—

American Century VP Value, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.03	$0.92	$0.78	$1.08	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.16	$1.02	$1.03	$0.92	$0.78	$1.08	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	89	5	1	1	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04	$1.01
Accumulation unit value at end of period	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	103	100	134	140	592	462	402	211	63	67

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99	$1.77	$1.52
Accumulation unit value at end of period	$2.83	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	255	219	122	62	2	2

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	86	130	64	37	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.62	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.35	$1.21	$0.86	$1.08	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.08	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	270	168	142	56	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.10	$0.95	$1.09	$0.97	$0.77	$1.31	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.10	$0.95	$1.09	$0.97	$0.77	$1.31	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43	$1.34	$1.25
Accumulation unit value at end of period	$2.01	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

120  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	522	366	216	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.29	$1.03	$0.64	$1.18	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.08	$1.29	$1.03	$0.64	$1.18	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45	$1.33
Accumulation unit value at end of period	$2.30	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	23	25	52	54	48	—	—	1	1	1

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.01	$0.84	$0.68	$1.13	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.14	$0.98	$1.01	$0.84	$0.68	$1.13	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (06/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.18	$0.95	$0.77	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.20	$1.10	$1.18	$0.95	$0.77	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	342	249	184	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	82	75	111	112	154	44	67	66	59	56

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.22	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.92	$1.46	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	24	—	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  121

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.97	$0.95	$0.73	$1.19	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.87	$0.78	$0.97	$0.95	$0.73	$1.19	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	175	112	87	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74	$1.51	$1.33
Accumulation unit value at end of period	$2.77	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	29	32	80	157	211	456	423	417	311	255

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47	$1.41	$1.38
Accumulation unit value at end of period	$2.33	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	19	19	19	19	19	19	19

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	214	168	157	8	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12	$1.82	$1.48
Accumulation unit value at end of period	$3.75	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	13	14	24	26	90	115	80	51	33	33

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06	$1.76	$1.57
Accumulation unit value at end of period	$2.66	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	5	5	5	11	6	6

FTVIPT Franklin Income VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.24	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.24	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67	$1.62	$1.47
Accumulation unit value at end of period	$2.81	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	17	17	17	18	18	19

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42	$1.28
Accumulation unit value at end of period	$2.19	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	17	19	60	145	171	212	201	252	215	142

FTVIPT Templeton Global Bond VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.81	$1.59	$1.63	$1.44	$1.23	$1.17	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.81	$1.59	$1.63	$1.44	$1.23	$1.17	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	174	148	152	68	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.02	$0.85	$0.93	$0.88	$0.68	$1.19	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.02	$0.85	$0.93	$0.88	$0.68	$1.19	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.26	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	117	130	114	73	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$0.91	$0.80	$0.78	$0.70	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

122  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	166	214	143	123	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	408	182	104	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.20	$1.07	$0.83	$1.19	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.11	$1.20	$1.07	$0.83	$1.19	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66	$1.59	$1.45
Accumulation unit value at end of period	$1.98	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	36

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	450	376	265	—	—	—

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.53	$1.38	$1.01	$1.62	$1.47	$1.39	$1.35	$1.26
Accumulation unit value at end of period	$2.24	$1.75	$1.52	$1.53	$1.38	$1.01	$1.62	$1.47	$1.39	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	13	16	18	20	23

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53	$1.47	$1.40
Accumulation unit value at end of period	$3.27	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	15	15	15	15	15	15

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30	$1.29	$1.17
Accumulation unit value at end of period	$1.84	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	52	55	77	81	79	107	130	122	126	172

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97	$1.71	$1.33
Accumulation unit value at end of period	$4.04	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	101	136	53	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48	$1.43	$1.36
Accumulation unit value at end of period	$2.04	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	21	22	22	22	22	22	60

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  123

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04	$1.81	$1.54
Accumulation unit value at end of period	$3.11	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	8	8	8	8

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22	$1.21	$1.13
Accumulation unit value at end of period	$1.71	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	21	22	75	184	512	626	636	494	444	313

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95	$1.80	$1.53
Accumulation unit value at end of period	$3.37	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	7	8	15	19	20	35	42	37	37	53

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	221	291	247	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.27	$1.05	$1.08	$1.07	$0.86	$1.05	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.27	$1.05	$1.08	$1.07	$0.86	$1.05	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77	$1.60	$1.39
Accumulation unit value at end of period	$2.21	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	3	3	3	3

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.02	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	51	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	596	607	665	866	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	351	153	160	110	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	422	621	651	503	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	279	281	211	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,847	1,904	1,986	2,010	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	127	128	129	—	—	—	—	—	—

124  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,074	1,463	1,486	2,068	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	82	89	96	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85	$1.77	$1.50
Accumulation unit value at end of period	$3.26	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	557	318	203	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (06/19/2006)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.40	$1.17	$1.38	$1.12	$0.76	$1.41	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	127	169	82	48	—	—

Wanger USA (06/19/2006)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	109	92	61	8	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	54	54	55	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50	$1.46	$1.41
Accumulation unit value at end of period	$1.78	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55	$1.50	$1.36
Accumulation unit value at end of period	$2.30	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	6	6	6	6	6	6

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.95	$0.84	$1.06	$1.03	$0.78	$1.69	$1.62	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.69	$1.62	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	101	248	292	237	255	278	206	225	116	2

American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.20	$1.16	$1.07	$1.10	$1.02	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.33	$1.20	$1.16	$1.07	$1.10	$1.02	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	123	229	294	315	311	278	402	422	276	4

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.36	$1.22	$0.92	$1.69	$1.46	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.70	$1.41	$1.18	$1.36	$1.22	$0.92	$1.69	$1.46	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.15	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	84	232	298	302	324	321	339	448	145	4

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  125

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.12	$1.00	$0.85	$1.17	$1.25	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.63	$1.26	$1.11	$1.12	$1.00	$0.85	$1.17	$1.25	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	14	14	14	14	14	15	15	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	18	22	20	21	20	17	20	19	19	5

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04	$1.01
Accumulation unit value at end of period	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	25	25	24	26	77	86	98	18	1	1

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99	$1.77	$1.52
Accumulation unit value at end of period	$2.81	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	73	206	272	261	321	317	297	318	136	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$1.86	$2.39	$2.02	$1.18	$2.57	$1.89	$1.43	$1.08	$1.00
Accumulation unit value at end of period	$2.15	$2.22	$1.86	$2.39	$2.02	$1.18	$2.57	$1.89	$1.43	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	54	84	104	86	105	143	109	150	71	1

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.44	$1.28	$0.84	$1.14	$1.13	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.79	$1.71	$1.50	$1.44	$1.28	$0.84	$1.14	$1.13	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	38	59	62	68	78	82	79	68	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.39	$1.25	$0.89	$1.11	$1.09	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.72	$1.66	$1.46	$1.39	$1.25	$0.89	$1.11	$1.09	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	10	13	13	14	64	49	53	8	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43	$1.33	$1.25
Accumulation unit value at end of period	$2.00	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	46	62	63	67	68	66	52	45	57	5

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	868	—	—	—	—	—	—	—	—	—

126  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	15	15	15	116	92	65	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.63	$1.26	$1.15	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45	$1.33
Accumulation unit value at end of period	$2.29	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	16	17	17	74	74	74	78	79	80	49

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.09	$0.91	$0.73	$1.23	$1.25	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.23	$1.06	$1.09	$0.91	$0.73	$1.23	$1.25	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.83	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	9	9	9	66	51	48	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99	$0.99	$0.99
Accumulation unit value at end of period	$1.04	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	86	87	87	94	94	103	106	106	109	32

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.36	$1.16	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.27	$1.40	$1.09	$0.70	$1.21	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.89	$1.44	$1.27	$1.40	$1.09	$0.70	$1.21	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	44	52	50	61	70	73	94	32	1

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.29	$1.21	$1.06	$0.88	$1.27	$1.20	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.68	$1.41	$1.29	$1.21	$1.06	$0.88	$1.27	$1.20	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	4	24	26	25	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74	$1.51	$1.33
Accumulation unit value at end of period	$2.75	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	178	344	427	462	489	523	506	571	301	41

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  127

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47	$1.41	$1.38
Accumulation unit value at end of period	$2.32	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	5	4	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	134	254	318	328	340	321	442	416	269	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12	$1.82	$1.48
Accumulation unit value at end of period	$3.72	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	29	61	71	135	157	163	176	181	124	64

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06	$1.76	$1.57
Accumulation unit value at end of period	$2.64	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	8	14	14	13	13	13	12	12	9	1

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.28	$1.15	$0.86	$1.24	$1.21	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.44	$1.29	$1.28	$1.15	$0.86	$1.24	$1.21	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.16	$0.97	$0.84	$1.16	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.34	$1.21	$1.16	$0.97	$0.84	$1.16	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67	$1.61	$1.47
Accumulation unit value at end of period	$2.79	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	36	48	48	57	57	62	80	80	67	25

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42	$1.27
Accumulation unit value at end of period	$2.18	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	70	71	76	85	87	106	113	115	111	44

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.66	$1.69	$1.50	$1.28	$1.22	$1.11	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.89	$1.88	$1.66	$1.69	$1.50	$1.28	$1.22	$1.11	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	42	73	90	89	115	120	175	155	92	1

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$0.98	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.17	$0.98	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.94	$1.48	$1.27	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	45	111	146	140	178	179	191	188	84	2

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.04	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	178	443	605	588	650	645	666	707	335	6

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	10	10	10	86	46	34	—	—	—

128  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.30	$1.16	$0.90	$1.28	$1.19	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.31	$1.20	$1.30	$1.16	$0.90	$1.28	$1.19	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	8	7	7	7	7	7	6	8	1

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65	$1.59	$1.45
Accumulation unit value at end of period	$1.96	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	23	29	30	35	33	36	43	40	45	24

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	14	14	14	102	87	81	—	—	—

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.52	$1.38	$1.00	$1.61	$1.47	$1.39	$1.35	$1.25
Accumulation unit value at end of period	$2.23	$1.74	$1.51	$1.52	$1.38	$1.00	$1.61	$1.47	$1.39	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	6	6	6	6	6	6

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52	$1.47	$1.40
Accumulation unit value at end of period	$3.25	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	2

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29	$1.17
Accumulation unit value at end of period	$1.83	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	5	8	15	15	16	17	16	16	12

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96	$1.71	$1.33
Accumulation unit value at end of period	$4.02	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	2	1	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	20	39	13	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.34	$1.04	$0.82	$1.35	$1.65	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.60	$1.59	$1.39	$1.34	$1.04	$0.82	$1.35	$1.65	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	12	13	14	17	17	11	13	14	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48	$1.43	$1.36
Accumulation unit value at end of period	$2.03	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	108	184	223	234	237	254	250	299	199	32

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04	$1.81	$1.54
Accumulation unit value at end of period	$3.09	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	7	7	7	7	7	7	6

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22	$1.21	$1.13
Accumulation unit value at end of period	$1.70	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	167	244	281	280	328	327	389	367	272	42

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95	$1.80	$1.53
Accumulation unit value at end of period	$3.35	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	4	4	7	24	24	25	25	25	21	15

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	9	9	10	59	68	72	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  129

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.16	$1.19	$1.17	$0.94	$1.15	$1.18	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.96	$1.40	$1.16	$1.19	$1.17	$0.94	$1.15	$1.18	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77	$1.60	$1.39
Accumulation unit value at end of period	$2.20	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.07	$0.86	$0.67	$1.11	$1.29	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.17	$1.01	$1.07	$0.86	$0.67	$1.11	$1.29	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	8	9	9	8	7	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	20	19	20	72	47	60	13	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	114	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	82	66	66	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,098	1,103	1,108	1,113	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85	$1.77	$1.50
Accumulation unit value at end of period	$3.24	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	31	87	113	107	122	127	141	157	76	2

130  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	15	16	16	122	74	61	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.16	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.67	$1.98	$1.61	$1.09	$2.02	$1.76	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$2.42	$2.00	$1.67	$1.98	$1.61	$1.09	$2.02	$1.76	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	51	100	133	118	146	180	150	187	100	2

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.23	$1.29	$1.06	$0.75	$1.26	$1.22	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.92	$1.45	$1.23	$1.29	$1.06	$0.75	$1.26	$1.22	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33	101	133	136	170	176	172	174	79	1

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	84	83	90	89	89	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49	$1.46	$1.41
Accumulation unit value at end of period	$1.77	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	8	12	12	12

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56	$1.51	$1.37
Accumulation unit value at end of period	$2.31	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	32	142	145	198	203	228	228	234	229	227

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.95	$0.84	$1.06	$1.03	$0.78	$1.68	$1.62	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.68	$1.62	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	141	232	322	324	523	629	437	378	220	16

American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.20	$1.16	$1.06	$1.10	$1.01	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.40	$1.32	$1.20	$1.16	$1.06	$1.10	$1.01	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	103	125	226	292	304	254	399	439	315	16

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.35	$1.21	$0.92	$1.69	$1.45	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.69	$1.40	$1.17	$1.35	$1.21	$0.92	$1.69	$1.45	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.15	$1.02	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	158	270	415	519	571	588	622	935	387	37

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.11	$1.00	$0.85	$1.17	$1.25	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.62	$1.25	$1.11	$1.11	$1.00	$0.85	$1.17	$1.25	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	28	28	28	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00	$0.98	$0.99
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	45	70	103	104	254	213	188	40	199	174

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04	$1.01
Accumulation unit value at end of period	$1.34	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	131	147	158	529	1,133	1,126	1,013	601	320	332

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  131

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98	$1.77	$1.52
Accumulation unit value at end of period	$2.80	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	118	195	243	333	649	677	538	457	183	20

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.21	$1.86	$2.38	$2.02	$1.17	$2.57	$1.89	$1.43	$1.08	$1.00
Accumulation unit value at end of period	$2.14	$2.21	$1.86	$2.38	$2.02	$1.17	$2.57	$1.89	$1.43	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	53	73	105	105	201	315	221	260	146	16

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.43	$1.28	$0.84	$1.14	$1.13	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.79	$1.71	$1.50	$1.43	$1.28	$0.84	$1.14	$1.13	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	11	18	23	24	27	31	30	17	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.46	$1.39	$1.24	$0.89	$1.11	$1.09	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.71	$1.65	$1.46	$1.39	$1.24	$0.89	$1.11	$1.09	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	10	15	17	22	326	244	213	92	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.63	$1.35	$1.16	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43	$1.33	$1.25
Accumulation unit value at end of period	$1.99	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	13	13	13	13	13

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	71	79	202	234	247	236	242	277	276	37

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	9	20	688	561	350	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.14	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

132  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.45	$1.33
Accumulation unit value at end of period	$2.28	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	272	342	372	427	426	463	471	469	465	433

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.08	$0.91	$0.73	$1.23	$1.25	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.05	$1.08	$0.91	$0.73	$1.23	$1.25	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.82	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	10	399	330	261	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$0.99
Accumulation unit value at end of period	$1.04	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	289	290	321	386	457	440	396	502	485	348

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.36	$1.15	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	7	7	7	7	7	7	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.39	$1.09	$0.70	$1.21	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.88	$1.44	$1.26	$1.39	$1.09	$0.70	$1.21	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	30	50	75	88	111	133	139	201	95	11

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.20	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.20	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	7	7	7	7	7	8	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	11	14	191	151	104	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74	$1.51	$1.33
Accumulation unit value at end of period	$2.74	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	527	832	1,138	1,468	1,598	1,905	1,920	2,109	1,681	1,343

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41	$1.38
Accumulation unit value at end of period	$2.30	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	54	54	59	79	80	79	78	79	80	80

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$1.16	$1.01	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.30	$1.35	$1.30	$1.23	$1.16	$1.01	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	117	147	197	248	469	420	501	323	200	6

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11	$1.82	$1.48
Accumulation unit value at end of period	$3.70	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	92	161	181	231	335	379	342	334	251	248

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06	$1.75	$1.57
Accumulation unit value at end of period	$2.63	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	48	99	153	150	155	156	156	167	157	112

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  133

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.27	$1.15	$0.86	$1.24	$1.21	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.43	$1.29	$1.27	$1.15	$0.86	$1.24	$1.21	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.15	$0.97	$0.84	$1.16	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.33	$1.21	$1.15	$0.97	$0.84	$1.16	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67	$1.61	$1.47
Accumulation unit value at end of period	$2.78	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	259	275	271	270	288	337	326	327	321	277

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54	$1.42	$1.27
Accumulation unit value at end of period	$2.17	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	188	248	421	643	627	690	778	936	868	842

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.65	$1.69	$1.49	$1.28	$1.22	$1.11	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.88	$1.87	$1.65	$1.69	$1.49	$1.28	$1.22	$1.11	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	42	55	88	100	278	281	335	257	120	5

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$0.97	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.93	$1.47	$1.26	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	70	120	196	229	409	452	461	425	200	20

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.21	$1.03	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	256	443	709	842	1,119	1,223	1,217	1,213	648	56

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	12	527	283	171	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.30	$1.15	$0.90	$1.28	$1.19	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.30	$1.20	$1.30	$1.15	$0.90	$1.28	$1.19	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	13	33	35	36	36	50	58	56	11

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59	$1.45
Accumulation unit value at end of period	$1.95	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	57	77	170	211	226	248	238	256	245	136

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	9	20	603	570	445	—	—	—

134  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.52	$1.37	$1.00	$1.61	$1.47	$1.39	$1.35	$1.25
Accumulation unit value at end of period	$2.22	$1.73	$1.50	$1.52	$1.37	$1.00	$1.61	$1.47	$1.39	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	81	83	85	87	87	80	78

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52	$1.47	$1.40
Accumulation unit value at end of period	$3.23	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	41	42	43	77	79	81	83	83	82	70

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28	$1.17
Accumulation unit value at end of period	$1.82	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	587	574	771	1,036	1,001	1,060	1,199	1,378	1,378	1,360

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96	$1.70	$1.33
Accumulation unit value at end of period	$4.00	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	141	222	94	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.33	$1.04	$0.82	$1.34	$1.65	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.39	$1.33	$1.04	$0.82	$1.34	$1.65	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	3	8	7	7	2	1

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48	$1.43	$1.36
Accumulation unit value at end of period	$2.02	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	651	721	852	934	954	1,076	1,042	1,092	952	756

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04	$1.81	$1.54
Accumulation unit value at end of period	$3.08	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	6	35	35	52	53	77	79	84	60	54

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22	$1.21	$1.13
Accumulation unit value at end of period	$1.70	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	285	361	492	637	996	1,034	1,099	1,014	877	569

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95	$1.80	$1.53
Accumulation unit value at end of period	$3.33	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	164	168	196	226	229	236	239	235	225	225

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	9	14	19	297	420	376	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.15	$1.18	$1.17	$0.94	$1.15	$1.17	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.95	$1.39	$1.15	$1.18	$1.17	$0.94	$1.15	$1.17	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76	$1.59	$1.39
Accumulation unit value at end of period	$2.19	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	6	6	6	6	6	6	5

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.07	$0.86	$0.66	$1.11	$1.29	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.17	$1.01	$1.07	$0.86	$0.66	$1.11	$1.29	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	10	12	13	14	30	28	100	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  135

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	286	944	1,488	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	33	39	50	414	231	250	170	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	115	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	137	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	59	60	21	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,572	2,379	2,636	2,685	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,567	2,117	2,875	2,945	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	281	301	323	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	61	61	62	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85	$1.77	$1.49
Accumulation unit value at end of period	$3.22	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	56	94	166	190	223	240	272	285	204	36

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	25	764	492	332	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.33	$1.15	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.66	$1.97	$1.60	$1.08	$2.02	$1.76	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$2.41	$1.99	$1.66	$1.97	$1.60	$1.08	$2.02	$1.76	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	66	103	162	177	328	430	335	362	220	22

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.28	$1.05	$0.75	$1.26	$1.21	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.91	$1.45	$1.22	$1.28	$1.05	$0.75	$1.26	$1.21	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	51	87	136	171	332	339	311	253	146	15

136  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49	$1.46	$1.41
Accumulation unit value at end of period	$1.76	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	4	3	3	3	3	4	4

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55	$1.51	$1.37
Accumulation unit value at end of period	$2.30	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	8	12	13	16	19	23	15

AllianceBernstein VPS International Value Portfolio (Class B) (06/19/2006)
Accumulation unit value at beginning of period	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	10	215	243	158	87	—	—

American Century VP Inflation Protection, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.20	$1.16	$1.07	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.40	$1.32	$1.20	$1.16	$1.07	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.13	$1.01	$0.77	$1.41	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.16	$0.97	$1.13	$1.01	$0.77	$1.41	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.07	$0.94	$0.71	$1.23	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.20	$1.07	$1.07	$0.94	$0.71	$1.23	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	30	30	30	30	30	30	186	—	—

American Century VP Value, Class II (06/19/2006)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.02	$0.92	$0.78	$1.08	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.15	$1.02	$1.02	$0.92	$0.78	$1.08	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07	$1.06	$1.06
Accumulation unit value at end of period	$1.07	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	125	147	197	206	192	149	224	273	379	45

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20	$1.19	$1.15
Accumulation unit value at end of period	$1.53	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	116	148	151	166	590	598	761	702	548	664

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98	$1.77	$1.52
Accumulation unit value at end of period	$2.78	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	17	289	238	164	116	5	5

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.32	$1.69	$1.43	$0.83	$1.83	$1.34	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.56	$1.32	$1.69	$1.43	$0.83	$1.83	$1.34	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	10	104	138	89	62	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  137

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.34	$1.21	$0.86	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.59	$1.41	$1.34	$1.21	$0.86	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	18	18	18	281	179	182	95	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.24	$1.10	$0.88	$1.50	$1.35	$1.10	$0.98	$0.85
Accumulation unit value at end of period	$1.50	$1.24	$1.07	$1.24	$1.10	$0.88	$1.50	$1.35	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	22	23	25	25	33	41	59	92	137	182

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43	$1.33	$1.25
Accumulation unit value at end of period	$1.98	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06	$1.02	$0.97
Accumulation unit value at end of period	$1.52	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	81	86	95	99	121	149	231	313	327	497

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	537	360	266	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.17	$0.94	$0.58	$1.07	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.08	$0.98	$1.17	$0.94	$0.58	$1.07	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	56	61	63	75	89	137	186	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.44	$1.33
Accumulation unit value at end of period	$2.26	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	32	32	32	32	38

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (06/19/2006)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.17	$0.94	$0.76	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.19	$1.09	$1.17	$0.94	$0.76	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	355	251	223	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$0.99
Accumulation unit value at end of period	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	10	16	30	31	96	62	56	52	53	53

138  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.04	$0.83	$0.62	$1.06	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.21	$1.03	$1.04	$0.83	$0.62	$1.06	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.45	$1.28	$1.41	$1.10	$0.71	$1.23	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.23	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	7	7	7	7	37	—	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.15	$1.01	$0.84	$1.21	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.34	$1.23	$1.15	$1.01	$0.84	$1.21	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (06/19/2006)
Accumulation unit value at beginning of period	$0.86	$0.78	$0.97	$0.94	$0.73	$1.19	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.04	$0.86	$0.78	$0.97	$0.94	$0.73	$1.19	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	177	115	103	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74	$1.51	$1.33
Accumulation unit value at end of period	$2.72	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	38	86	118	132	255	356	362	367	137	138

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41	$1.38
Accumulation unit value at end of period	$2.29	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	3	26	35	47	55	55	54	55	55	55

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	212	192	213	16	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11	$1.81	$1.48
Accumulation unit value at end of period	$3.69	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	10	28	41	64	179	209	178	147	116	126

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05	$1.75	$1.57
Accumulation unit value at end of period	$2.62	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	1	6	9	13	12	12	11	17	29	37

FTVIPT Franklin Income VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.18	$1.06	$0.79	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.32	$1.19	$1.18	$1.06	$0.79	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.23	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66	$1.61	$1.47
Accumulation unit value at end of period	$2.76	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	8	16	16	16	16	16	15	8	8	8

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54	$1.41	$1.27
Accumulation unit value at end of period	$2.16	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	136	161	162	186	214	267	320	471	412	403

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  139

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Global Bond VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.79	$1.58	$1.62	$1.43	$1.22	$1.17	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.79	$1.58	$1.62	$1.43	$1.22	$1.17	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	18	18	18	191	171	206	131	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (06/19/2006)
Accumulation unit value at beginning of period	$1.01	$0.85	$0.92	$0.87	$0.67	$1.19	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.01	$0.85	$0.92	$0.87	$0.67	$1.19	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.16	$0.94	$0.72	$1.16	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.25	$1.07	$1.16	$0.94	$0.72	$1.16	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	18	18	18	147	163	165	136	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	32	32	32	204	248	205	214	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	418	183	120	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.19	$1.07	$0.83	$1.18	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.20	$1.10	$1.19	$1.07	$0.83	$1.18	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59	$1.45
Accumulation unit value at end of period	$1.94	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	28	28	28	31	34	37	38

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	464	387	322	—	—	—

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.50	$1.51	$1.37	$1.00	$1.60	$1.47	$1.38	$1.35	$1.25
Accumulation unit value at end of period	$2.21	$1.72	$1.50	$1.51	$1.37	$1.00	$1.60	$1.47	$1.38	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52	$1.47	$1.40
Accumulation unit value at end of period	$3.21	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	2	11	17	18	16	16	15	15	15	15

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30	$1.28	$1.17
Accumulation unit value at end of period	$1.81	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4	21	21	45	60	62	67	70	77	79

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96	$1.70	$1.33
Accumulation unit value at end of period	$3.98	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	2	2	2	2	2

140  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	113	125	73	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48	$1.43	$1.36
Accumulation unit value at end of period	$2.01	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	7	20	25	49	59	66	145	171	183	169

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03	$1.81	$1.54
Accumulation unit value at end of period	$3.06	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	8	13	14	18	26	29	32

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22	$1.21	$1.13
Accumulation unit value at end of period	$1.69	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	136	149	149	152	447	442	577	463	401	371

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94	$1.80	$1.53
Accumulation unit value at end of period	$3.31	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	3	4	7	31	53	59	72	100	111	111

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	212	301	304	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.26	$1.04	$1.07	$1.06	$0.85	$1.04	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.26	$1.04	$1.07	$1.06	$0.85	$1.04	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76	$1.59	$1.39
Accumulation unit value at end of period	$2.17	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	29	29	33	34	34	34	34

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (06/19/2006)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.93	$0.75	$0.58	$0.97	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.01	$0.87	$0.93	$0.75	$0.58	$0.97	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	11	11	11	11	92	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,049	1,106	1,241	1,499	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	26	26	365	180	219	233	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	95	95	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  141

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	451	454	559	298	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,208	2,700	2,763	2,817	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,002	1,171	1,173	1,542	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	215	216	102	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84	$1.77	$1.49
Accumulation unit value at end of period	$3.21	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	10	10	10	10	10

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	586	329	247	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/19/2006)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.24	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (06/19/2006)
Accumulation unit value at beginning of period	$1.39	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.39	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	10	156	186	109	95	—	—

Wanger USA (06/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.08	$1.14	$0.93	$0.67	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.28	$1.08	$1.14	$0.93	$0.67	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	116	84	67	19	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.27	$1.00
Accumulation unit value at end of period	$1.29	$1.07	$0.96	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.87	$1.41	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.94	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Mid Cap Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.18	$1.00
Accumulation unit value at end of period	$1.69	$1.32	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

142  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

American Century VP Ultra®, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.22	$1.00
Accumulation unit value at end of period	$1.83	$1.36	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.29	$1.29	$1.00
Accumulation unit value at end of period	$2.20	$1.52	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  143

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.74	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.26	$1.00
Accumulation unit value at end of period	$1.69	$1.28	$1.17	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.27	$1.00
Accumulation unit value at end of period	$0.93	$1.05	$1.09	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.00	$1.19	$1.00
Accumulation unit value at end of period	$1.40	$1.21	$1.00	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.91	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$0.91	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.19	$1.00	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.22	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

144  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

FTVIPT Templeton Global Bond VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.19	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.15	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.06	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.24	$1.00
Accumulation unit value at end of period	$1.76	$1.34	$1.15	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.36	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.18	$1.00
Accumulation unit value at end of period	$1.78	$1.33	$1.14	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.87	$1.35	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Total Return Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.21	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.07	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.19	$1.00
Accumulation unit value at end of period	$1.65	$1.30	$1.16	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  145

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	217	219	121	122

Variable Portfolio – Moderate Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	99	137	151	152

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	107	54

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

146  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Victory Established Value Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wanger International (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.02	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.02	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wanger USA (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.29	$1.00
Accumulation unit value at end of period	$1.91	$1.45	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.09	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	17	17	17	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.79	$1.05	$0.90	$0.60	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.89	$0.79	$1.05	$0.90	$0.60	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.02	$0.97	$0.88	$0.74	$1.27	$1.23	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.18	$1.02	$0.97	$0.88	$0.74	$1.27	$1.23	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.94	$0.83	$1.05	$1.02	$0.77	$1.68	$1.61	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$0.94	$0.83	$1.05	$1.02	$0.77	$1.68	$1.61	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	337	355	361	328	512	602	369	284	157	6

American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.25	$1.38	$1.31	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	283	239	259	352	335	326	435	421	264	13

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.53	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	352	392	427	473	566	562	537	685	259	9

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.10	$0.99	$0.84	$1.17	$1.25	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.10	$1.10	$0.99	$0.84	$1.17	$1.25	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	42	42	42	42	42	42	42	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	298	3	5	5	387	316	305	8	4	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.20	$1.12	$0.99	$1.08	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.26	$1.20	$1.12	$0.99	$1.08	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	14	36	57	72	720	736	591	402	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.25	$1.08	$0.86	$1.47	$1.38	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.64	$1.31	$1.17	$1.25	$1.08	$0.86	$1.47	$1.38	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	472	490	530	562	1,179	1,137	826	650	259	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  147

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$1.84	$2.36	$2.00	$1.17	$2.56	$1.88	$1.43	$1.08	$1.00
Accumulation unit value at end of period	$2.11	$2.18	$1.84	$2.36	$2.00	$1.17	$2.56	$1.88	$1.43	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	131	119	129	118	209	297	181	188	103	4

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.48	$1.42	$1.27	$0.84	$1.13	$1.13	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.69	$1.48	$1.42	$1.27	$0.84	$1.13	$1.13	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	23	21	26	28	28	40	39	34	11	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.38	$1.24	$0.88	$1.10	$1.09	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.68	$1.63	$1.44	$1.38	$1.24	$0.88	$1.10	$1.09	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	26	28	33	360	269	201	121	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.33	$1.19	$0.95	$1.61	$1.45	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.61	$1.33	$1.15	$1.33	$1.19	$0.95	$1.61	$1.45	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.05	$0.91	$0.67	$1.23	$1.21	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.18	$1.00	$1.05	$0.91	$0.67	$1.23	$1.21	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.00	$0.86	$0.71	$1.24	$1.22	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.53	$1.16	$1.04	$1.00	$0.86	$0.71	$1.24	$1.22	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	56	71	92	98	100	91	85	120	122	18

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	14	651	508	256	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.35	$1.09	$0.68	$1.24	$1.11	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.13	$1.35	$1.09	$0.68	$1.24	$1.11	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.07	$0.95	$0.77	$1.24	$1.19	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.22	$1.08	$1.07	$0.95	$0.77	$1.24	$1.19	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	16	14	12	13	13	—

148  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.07	$0.91	$0.73	$1.22	$1.25	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.21	$1.04	$1.07	$0.91	$0.73	$1.22	$1.25	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.34	$1.08	$0.88	$1.24	$1.29	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.80	$1.36	$1.24	$1.34	$1.08	$0.88	$1.24	$1.29	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	7	369	303	188	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.08	$1.06	$1.02	$1.07	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.08	$1.08	$1.06	$1.02	$1.07	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	6	12	12	87	52	45	20	9	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.16	$0.93	$0.69	$1.18	$1.18	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.34	$1.14	$1.16	$0.93	$0.69	$1.18	$1.18	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	16	13	12	13	12	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	68	74	79	82	112	127	120	148	60	2

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.38	$1.28	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.03	$0.93	$1.16	$1.13	$0.88	$1.42	$1.39	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$0.93	$1.16	$1.13	$0.88	$1.42	$1.39	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	24	26	26	222	184	107	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.25	$1.31	$1.13	$0.85	$1.50	$1.30	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$1.43	$1.25	$1.31	$1.13	$0.85	$1.50	$1.30	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	908	944	1,011	1,066	1,329	1,577	1,407	1,303	722	11

Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.11	$0.91	$0.72	$1.39	$1.11	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.09	$1.11	$0.91	$0.72	$1.39	$1.11	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.22	$1.15	$1.01	$1.06	$1.03	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.28	$1.22	$1.15	$1.01	$1.06	$1.03	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	236	211	234	256	504	509	526	288	139	7

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.60	$1.26	$0.92	$1.54	$1.36	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$2.12	$1.59	$1.40	$1.60	$1.26	$0.92	$1.54	$1.36	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	111	120	126	128	294	365	251	188	78	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.25	$1.13	$0.91	$1.64	$1.43	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.02	$1.25	$1.13	$0.91	$1.64	$1.43	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	20	24	31	28	34	34	29	49	37	6

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  149

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.25	$0.99	$0.70	$1.24	$1.13	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.74	$1.28	$1.17	$1.25	$0.99	$0.70	$1.24	$1.13	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	5	5	5	5	5	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.14	$1.04	$0.83	$1.35	$1.32	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.25	$1.11	$1.14	$1.04	$0.83	$1.35	$1.32	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	8	11	16	50	48	44	114	2	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.85	$1.85	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	75	89	102	108	325	327	339	265	69	5

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.48	$1.15	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.25	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.91	$1.46	$1.25	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	218	235	259	270	451	487	440	366	189	6

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.06	$0.93	$0.74	$1.16	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.60	$1.20	$1.02	$1.06	$0.93	$0.74	$1.16	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	592	659	760	805	1,089	1,157	1,039	926	445	16

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	8	506	258	116	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.28	$1.15	$0.90	$1.27	$1.18	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.29	$1.18	$1.28	$1.15	$0.90	$1.27	$1.18	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	11	14	14	14	14	16	22	22	3

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$0.95	$0.82	$0.86	$0.82	$0.56	$1.19	$1.19	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$0.95	$0.82	$0.86	$0.82	$0.56	$1.19	$1.19	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	43	53	76	84	78	82	66	83	84	11

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.88	$0.94	$0.84	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	14	563	530	319	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.15	$1.04	$0.76	$1.23	$1.12	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.31	$1.14	$1.15	$1.04	$0.76	$1.23	$1.12	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

150  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.36	$1.55	$1.15	$0.72	$1.21	$1.20	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$2.26	$1.62	$1.36	$1.55	$1.15	$0.72	$1.21	$1.20	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.12	$1.03	$0.89	$1.16	$1.14	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.43	$1.22	$1.12	$1.12	$1.03	$0.89	$1.16	$1.14	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$1.86	$1.77	$1.58	$1.21	$1.97	$1.57	$1.22	$1.06	$1.00
Accumulation unit value at end of period	$2.45	$2.07	$1.86	$1.77	$1.58	$1.21	$1.97	$1.57	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	4	129	185	68	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.32	$1.03	$0.82	$1.34	$1.64	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.37	$1.32	$1.03	$0.82	$1.34	$1.64	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	9	10	12	11	8	7	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$0.99	$1.02	$0.95	$0.67	$1.25	$1.12	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$0.99	$1.02	$0.95	$0.67	$1.25	$1.12	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	259	275	297	313	315	334	299	295	179	7

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.34	$1.17	$0.85	$1.45	$1.39	$1.20	$1.07	$1.00
Accumulation unit value at end of period	$1.79	$1.43	$1.20	$1.34	$1.17	$0.85	$1.45	$1.39	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	24	24	24	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.31	$1.15	$0.99	$1.18	$1.09	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.29	$1.31	$1.15	$0.99	$1.18	$1.09	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	189	209	235	248	694	648	594	406	177	11

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.24	$1.02	$0.76	$1.24	$1.28	$1.13	$1.05	$1.00
Accumulation unit value at end of period	$1.91	$1.38	$1.19	$1.24	$1.02	$0.76	$1.24	$1.28	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	107	107	107	121	147	148	151	141	139	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	45	46	53	277	426	304	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.14	$1.17	$1.16	$0.94	$1.15	$1.17	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.92	$1.38	$1.14	$1.17	$1.16	$0.94	$1.15	$1.17	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$0.94	$1.15	$1.06	$0.86	$1.57	$1.47	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.13	$0.94	$1.15	$1.06	$0.86	$1.57	$1.47	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.21	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.06	$0.86	$0.66	$1.10	$1.28	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.59	$1.15	$1.00	$1.06	$0.86	$0.66	$1.10	$1.28	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	13	15	19	46	46	41	70	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  151

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	554	649	660	1,315	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	30	39	48	499	290	276	239	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321	498	853	794	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,848	2,210	2,921	3,158	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	—	121	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,123	2,709	2,954	2,493	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	125	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	135	137	140	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.35	$1.10	$0.82	$1.22	$1.30	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.89	$1.42	$1.27	$1.35	$1.10	$0.82	$1.22	$1.30	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	214	243	265	270	302	313	332	301	202	9

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	14	688	453	244	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.76	$1.32	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.65	$1.96	$1.59	$1.08	$2.01	$1.76	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$2.38	$1.97	$1.65	$1.96	$1.59	$1.08	$2.01	$1.76	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	153	157	178	173	316	398	268	254	146	7

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.27	$1.05	$0.75	$1.26	$1.21	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.88	$1.43	$1.21	$1.27	$1.05	$0.75	$1.26	$1.21	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	116	131	147	159	295	294	241	172	100	4

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

152  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48	$1.45	$1.41
Accumulation unit value at end of period	$1.73	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (03/17/2003)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54	$1.49	$1.36
Accumulation unit value at end of period	$2.24	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.93	$0.83	$1.05	$1.02	$0.77	$1.67	$1.61	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$0.93	$0.83	$1.05	$1.02	$0.77	$1.67	$1.61	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	22	104	139	77	30	25	—

American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.30	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.24	$1.38	$1.30	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	12	14	26	58	52	72	78	67	—

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	54	55	56	44	66	66	62	60	35	—

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.10	$0.99	$0.84	$1.16	$1.25	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.60	$1.23	$1.09	$1.10	$0.99	$0.84	$1.16	$1.25	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98	$0.99
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	47	21	5	3	1	2

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04	$1.04	$1.01
Accumulation unit value at end of period	$1.31	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	234	295	259	113	15	5

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97	$1.76	$1.52
Accumulation unit value at end of period	$2.74	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	14	156	152	92	48	34	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.17	$1.83	$2.35	$2.00	$1.16	$2.55	$1.88	$1.42	$1.08	$1.00
Accumulation unit value at end of period	$2.10	$2.17	$1.83	$2.35	$2.00	$1.16	$2.55	$1.88	$1.42	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13	12	13	8	42	65	37	19	16	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.47	$1.42	$1.26	$0.83	$1.13	$1.13	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.75	$1.68	$1.47	$1.42	$1.26	$0.83	$1.13	$1.13	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	5	14	16	18	19	17	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.44	$1.37	$1.23	$0.88	$1.10	$1.09	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.68	$1.62	$1.44	$1.37	$1.23	$0.88	$1.10	$1.09	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	137	96	78	15	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  153

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.33	$1.19	$0.94	$1.61	$1.45	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.33	$1.15	$1.33	$1.19	$0.94	$1.61	$1.45	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42	$1.33	$1.24
Accumulation unit value at end of period	$1.94	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	4	8	9	10	9	8	8	8	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	246	195	113	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.35	$1.08	$0.67	$1.24	$1.11	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.13	$1.35	$1.08	$0.67	$1.24	$1.11	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48	$1.44	$1.33
Accumulation unit value at end of period	$2.23	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	6	6	7	7	7	6

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.07	$0.90	$0.73	$1.22	$1.24	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.21	$1.04	$1.07	$0.90	$0.73	$1.22	$1.24	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.34	$1.08	$0.87	$1.24	$1.29	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.79	$1.36	$1.24	$1.34	$1.08	$0.87	$1.24	$1.29	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	144	115	84	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98	$0.98	$0.99
Accumulation unit value at end of period	$1.02	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	34	63	47	45	39	34	28

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

154  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.15	$0.92	$0.69	$1.18	$1.18	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.14	$1.15	$0.92	$0.69	$1.18	$1.18	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.38	$1.08	$0.70	$1.20	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.85	$1.41	$1.25	$1.38	$1.08	$0.70	$1.20	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	7	8	7	12	7	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.02	$0.92	$1.15	$1.13	$0.87	$1.42	$1.39	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.02	$0.92	$1.15	$1.13	$0.87	$1.42	$1.39	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	90	76	54	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73	$1.50	$1.33
Accumulation unit value at end of period	$2.68	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	72	105	108	113	157	222	194	139	66	20

Fidelity® VIP Growth Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46	$1.40	$1.38
Accumulation unit value at end of period	$2.26	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	8	8	8	2	1

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.21	$1.14	$1.01	$1.06	$1.03	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.28	$1.21	$1.14	$1.01	$1.06	$1.03	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	38	37	41	53	197	197	203	110	67	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10	$1.81	$1.47
Accumulation unit value at end of period	$3.63	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	25	38	40	56	84	107	85	65	30	19

Fidelity® VIP Overseas Portfolio Service Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04	$1.75	$1.57
Accumulation unit value at end of period	$2.57	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	4	4	5	3	2	1

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66	$1.61	$1.46
Accumulation unit value at end of period	$2.72	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	12	12	12	8	5

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/17/2003)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54	$1.41	$1.27
Accumulation unit value at end of period	$2.12	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	—	27	27	27	27	145	152	167	153	151

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.85	$1.84	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	3	4	6	100	108	110	45	22	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  155

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.14	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.47	$1.14	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.90	$1.45	$1.24	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	14	15	18	72	86	80	31	19	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.06	$0.93	$0.73	$1.16	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.19	$1.02	$1.06	$0.93	$0.73	$1.16	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	27	29	33	47	167	198	155	101	75	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	196	97	54	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.28	$1.14	$0.89	$1.27	$1.18	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.28	$1.18	$1.28	$1.14	$0.89	$1.27	$1.18	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64	$1.58	$1.45
Accumulation unit value at end of period	$1.91	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	1	2	3	14	14	15	13	13	13	9

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	212	199	137	—	—	—

MFS® Investors Growth Stock Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.49	$1.35	$0.99	$1.59	$1.46	$1.38	$1.34	$1.25
Accumulation unit value at end of period	$2.17	$1.70	$1.48	$1.49	$1.35	$0.99	$1.59	$1.46	$1.38	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51	$1.46	$1.40
Accumulation unit value at end of period	$3.16	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28	$1.17
Accumulation unit value at end of period	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	18	48	48	48	38	38	34	29	13	13

MFS® Utilities Series – Service Class (03/17/2003)
Accumulation unit value at beginning of period	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70	$1.33
Accumulation unit value at end of period	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	5	5	5	4

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	45	73	26	—	—	—

156  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.31	$1.03	$0.81	$1.34	$1.64	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.56	$1.56	$1.37	$1.31	$1.03	$0.81	$1.34	$1.64	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	1	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47	$1.42	$1.36
Accumulation unit value at end of period	$1.98	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	16	28	30	25	28	26	5

Oppenheimer Global Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02	$1.80	$1.54
Accumulation unit value at end of period	$3.01	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21	$1.20	$1.13
Accumulation unit value at end of period	$1.66	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	33	105	107	118	274	385	371	276	233	196

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (03/17/2003)
Accumulation unit value at beginning of period	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94	$1.79	$1.53
Accumulation unit value at end of period	$3.26	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	19	33	34	45	41	42	41	39	16	15

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	110	170	135	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.91	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/17/2003)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76	$1.59	$1.39
Accumulation unit value at end of period	$2.14	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.06	$0.85	$0.66	$1.10	$1.28	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.58	$1.15	$0.99	$1.06	$0.85	$0.66	$1.10	$1.28	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	10	10	10	7	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	297	300	242	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	181	102	95	37	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	187	208	418	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  157

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	578	582	566	559	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	1,031	1,295	1,375	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,019	1,043	1,112	1,139	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.14	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	78	100	104	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	159	82	84	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (03/17/2003)
Accumulation unit value at beginning of period	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84	$1.76	$1.49
Accumulation unit value at end of period	$3.15	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	7	16	17	17	16	17	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	259	167	106	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.64	$1.95	$1.59	$1.08	$2.01	$1.75	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$2.37	$1.96	$1.64	$1.95	$1.59	$1.08	$2.01	$1.75	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	15	63	90	52	27	24	—

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.27	$1.04	$0.75	$1.25	$1.21	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.87	$1.42	$1.20	$1.27	$1.04	$0.75	$1.25	$1.21	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	8	64	64	47	20	18	—

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.53	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.11	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	28	46	43	39	269	262	105	43	28	1

American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.17	$1.14	$1.05	$1.08	$1.01	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.36	$1.29	$1.17	$1.14	$1.05	$1.08	$1.01	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	33	36	35	46	43	37	54	84	50	3

158  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.14	$1.32	$1.19	$0.91	$1.67	$1.44	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.64	$1.36	$1.14	$1.32	$1.19	$0.91	$1.67	$1.44	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	45	46	52	53	53	49	99	36	—

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	27	27	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	209	6	3	6	4	1

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	7	4	5	946	569	475	98	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	46	71	69	75	790	522	227	110	51	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42	$1.08	$1.00
Accumulation unit value at end of period	$2.07	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11	14	14	13	109	125	48	27	15	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.73	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	31	32	9	9	10	11	18	9	1

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.65	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2	2	484	214	139	26	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.58	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	15	15	2

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  159

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	3	4	869	443	185	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.34	$1.08	$0.67	$1.24	$1.11	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.12	$1.34	$1.08	$0.67	$1.24	$1.11	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.06	$0.90	$0.72	$1.21	$1.24	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.19	$1.03	$1.06	$0.90	$0.72	$1.21	$1.24	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2	2	489	265	137	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	67	67	67	—	139	19	16	8	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.14	$0.92	$0.69	$1.18	$1.18	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.32	$1.13	$1.14	$0.92	$0.69	$1.18	$1.18	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.82	$1.40	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	8	8	9	10	12	11	20	8	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.18	$1.04	$0.87	$1.25	$1.19	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.25	$1.19	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	6	—	—	—

160  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	2	2	336	161	111	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.81	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	56	83	84	79	215	429	291	197	105	43

Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.62	$1.21	$1.08	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	41	38	47	470	281	264	87	52	3

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$2.08	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	42	48	47	13	181	189	73	27	12	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.53	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	3	—

FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.13	$0.95	$0.82	$1.15	$1.20	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.29	$1.18	$1.13	$0.95	$0.82	$1.15	$1.20	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.24	$0.98	$0.70	$1.23	$1.13	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.71	$1.26	$1.16	$1.24	$0.98	$0.70	$1.23	$1.13	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.03	$0.83	$1.34	$1.32	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.55	$1.23	$1.09	$1.12	$1.03	$0.83	$1.34	$1.32	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	33	33	56	33	33

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.82	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10	12	12	13	342	213	198	62	19	1

FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.45	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.87	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	20	20	22	173	183	138	44	18	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  161

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	50	84	88	98	346	337	201	143	72	1

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	3	3	691	220	82	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.27	$1.13	$0.89	$1.27	$1.18	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.60	$1.27	$1.17	$1.27	$1.13	$0.89	$1.27	$1.18	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.85	$0.81	$0.56	$1.18	$1.19	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$0.94	$0.81	$0.85	$0.81	$0.56	$1.18	$1.19	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	6	6	1

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	3	3	743	458	213	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.14	$1.03	$0.76	$1.22	$1.12	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.29	$1.12	$1.14	$1.03	$0.76	$1.22	$1.12	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.53	$1.14	$0.71	$1.20	$1.19	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.22	$1.60	$1.34	$1.53	$1.14	$0.71	$1.20	$1.19	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$2.41	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	1	154	161	45	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.35	$1.30	$1.02	$0.81	$1.33	$1.64	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.54	$1.54	$1.35	$1.30	$1.02	$0.81	$1.33	$1.64	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	1

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	37	49	49	36	34	81	75	75	63	35

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20	$1.07	$1.00
Accumulation unit value at end of period	$1.76	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

162  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25	31	29	33	685	408	319	107	61	27

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	1	388	372	237	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.13	$1.16	$1.15	$0.93	$1.14	$1.17	$1.15	$1.04	$1.00
Accumulation unit value at end of period	$1.89	$1.35	$1.13	$1.16	$1.15	$0.93	$1.14	$1.17	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$0.93	$1.14	$1.05	$0.86	$1.56	$1.46	$1.16	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.11	$0.93	$1.14	$1.05	$0.86	$1.56	$1.46	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.05	$0.85	$0.65	$1.10	$1.28	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.56	$1.13	$0.98	$1.05	$0.85	$0.65	$1.10	$1.28	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	14	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	270	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	579	735	832	1,055	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	3	3	674	211	180	57	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	167	171	314	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,464	2,641	2,786	2,308	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,182	3,119	4,088	4,526	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,400	2,471	2,528	1,657	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,890	2,960	3,588	3,737	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  163

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	119	122	124	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	1,069	1,165	1,202	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	29	41	42	31	33	35	35	37	29	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	50	45	4	900	388	173	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$2.33	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13	19	20	20	156	176	67	37	22	—

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.85	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	11	18	18	20	170	121	60	25	17	—

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97	$1.00
Accumulation unit value at end of period	$1.17	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (10/01/2007)
Accumulation unit value at beginning of period	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94	$1.00
Accumulation unit value at end of period	$0.63	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91	$1.00
Accumulation unit value at end of period	$1.43	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	1	—

American Century VP Ultra®, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Value, Class II (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90	$1.00
Accumulation unit value at end of period	$1.22	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (10/01/2007)
Accumulation unit value at beginning of period	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99	$1.00
Accumulation unit value at end of period	$1.67	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	115	154	154	157	160	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01	$1.00
Accumulation unit value at end of period	$1.18	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

164  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96	$1.00
Accumulation unit value at end of period	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05	$1.00
Accumulation unit value at end of period	$0.85	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99	$1.00
Accumulation unit value at end of period	$1.48	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94	$1.00
Accumulation unit value at end of period	$1.14	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01	$1.00
Accumulation unit value at end of period	$1.25	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01	$1.00
Accumulation unit value at end of period	$0.87	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96	$1.00
Accumulation unit value at end of period	$1.22	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  165

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (10/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95	$1.00
Accumulation unit value at end of period	$1.36	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (10/01/2007)
Accumulation unit value at beginning of period	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05	$1.00
Accumulation unit value at end of period	$0.67	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02	$1.00
Accumulation unit value at end of period	$0.89	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97	$1.00
Accumulation unit value at end of period	$0.83	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (10/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	1	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97	$1.00
Accumulation unit value at end of period	$1.32	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98	$1.00
Accumulation unit value at end of period	$1.24	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.51	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (10/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97	$1.00
Accumulation unit value at end of period	$1.04	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96	$1.00
Accumulation unit value at end of period	$1.34	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00
Accumulation unit value at end of period	$1.20	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

166  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Invesco V.I. Comstock Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94	$1.00
Accumulation unit value at end of period	$1.27	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	1	—

Invesco V.I. Global Health Care Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02	$1.00
Accumulation unit value at end of period	$1.53	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.01	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99	$1.00
Accumulation unit value at end of period	$1.21	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98	$1.00
Accumulation unit value at end of period	$1.18	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

MFS® Utilities Series – Service Class (10/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88	$1.00
Accumulation unit value at end of period	$0.91	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.08	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—

Oppenheimer Global Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95	$1.00
Accumulation unit value at end of period	$1.15	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (10/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94	$1.00
Accumulation unit value at end of period	$1.43	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (10/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT  167

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	361	365	282	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	102	103	105	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	645	657	105	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93	$1.00
Accumulation unit value at end of period	$1.42	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98	$1.00
Accumulation unit value at end of period	$1.08	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (10/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger International (10/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.13	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger USA (10/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.42	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—

168  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2013 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

April 17, 2014

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013 $1,653,778; 2012, $1,682,636)	$1,757,469	$1,885,210
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2013 and 2012, $2,038)	149,952	155,292
Policy loans	41,099	39,389
Other investments	366	244

Total investments	1,948,886	2,080,135
Cash and cash equivalents	52,155	30,022
Restricted cash	—	3,500
Reinsurance recoverables	110,425	99,385
Other receivables	7,933	6,721
Accrued investment income	19,752	20,730
Deferred acquisition costs	146,765	127,704
Other assets	106,708	93,625
Separate account assets	4,294,455	3,786,931

Total assets	$6,687,079	$6,248,753

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$1,904,150	$1,978,841
Other liabilities	107,665	86,296
Separate account liabilities	4,294,455	3,786,931

Total liabilities	6,306,270	5,852,068

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,851	106,751
Retained earnings	228,579	199,190
Accumulated other comprehensive income, net of tax	43,379	88,744
Total shareholder’s equity	380,809	396,685

Total liabilities and shareholder’s equity	$6,687,079	$6,248,753

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$24,284	$24,515	$23,703
Net investment income	90,983	97,467	103,556
Policy and contract charges	99,975	90,417	86,822
Other revenues	19,180	16,937	15,743
Net realized investment gains	1,135	463	643

Total revenues	235,557	229,799	230,467

Benefits and expenses

Benefits, claims, losses and settlement expenses	52,288	57,786	66,444
Interest credited to fixed accounts	54,502	55,234	54,676
Amortization of deferred acquisition costs	8,098	19,537	14,686
Other insurance and operating expenses	44,490	44,574	44,693

Total benefits and expenses	159,378	177,131	180,499

Pretax income	76,179	52,668	49,968
Income tax provision	21,790	14,850	11,172

Net income	$54,389	$37,818	$38,796

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(34)	$(457)	$(2,587)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	(83)	14	1,787

Net impairment losses recognized in net realized investment gains	$(117)	$(443)	$(800)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Net income	$54,389	$37,818	$38,796
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	(63,536)	32,542	25,453
Reclassification of net securities gains included in net income	(738)	(301)	(441)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	18,909	(8,616)	(8,455)

Total other comprehensive income (loss), net of tax	(45,365)	23,625	16,557

Total comprehensive income	$9,024	$61,443	$55,353

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2011	$2,000	$106,632	$251,153	$48,562	$408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	$2,000	$106,851	$228,579	$43,379	$380,809

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$54,389	$37,818	$38,796
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,351	2,228	(573)
Deferred income tax expense (benefit)	1,140	1,077	(4,971)
Contractholder and policyholder charges, non-cash	(20,034)	(17,661)	(16,856)
Loss (gain) from equity method investments	(122)	(40)	29
Net realized investment gains	(1,252)	(906)	(1,143)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	117	443	500
Change in operating assets and liabilities:
Deferred acquisition costs	(11,097)	2,426	(3,380)
Policyholder account balances, future policy benefits and claims, net	(55,456)	(17,646)	73,471
Derivatives, net of collateral	43,395	17,722	(19,827)
Reinsurance recoverables	(10,163)	(8,063)	(9,378)
Other receivables	(1,228)	390	(789)
Accrued investment income	978	1,133	170
Other, net	6,962	(556)	8,199

Net cash provided by operating activities	10,980	18,365	64,248

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	20,988	26,975	31,571
Maturities, sinking fund payments and calls	238,974	233,481	199,365
Purchases	(233,274)	(280,861)	(216,391)
Proceeds from sales, maturities and repayments of commercial mortgage loans	28,238	20,771	15,299
Funding of mortgage loans	(22,898)	(22,769)	(2,127)
Proceeds from sales of other investment	—	—	1,350
Change in policy loans, net	(1,710)	(2,022)	(883)

Net cash provided by (used in) investing activities	30,318	(24,425)	28,184

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	160,592	147,486	139,568
Net transfers from (to) separate accounts	(21,615)	(4,851)	2,756
Surrenders and other benefits	(119,320)	(125,454)	(128,407)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,700	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,700)	—	—
Tax adjustment on share-based incentive compensation plan	100	92	27
Cash paid for purchased options with deferred premiums	(13,922)	(13,371)	(11,818)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(50,000)	(78,577)

Net cash used in financing activities	(19,165)	(46,098)	(76,451)

Net increase (decrease) in cash and cash equivalents	22,133	(52,158)	15,981
Cash and cash equivalents at beginning of period	30,022	82,180	66,199

Cash and cash equivalents at end of period	$52,155	$30,022	$82,180

Supplemental Disclosures:
Income taxes paid, net	$35,436	$17,518	$12,023

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

In the Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $1.8 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 17, 2014, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc., a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging

RiverSource Life Insurance Co. of New York

activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

RiverSource Life Insurance Co. of New York

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide

RiverSource Life Insurance Co. of New York

with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $3.5 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

RiverSource Life Insurance Co. of New York

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and the amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Co. of New York

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an

RiverSource Life Insurance Co. of New York

adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, administrative charges and surrender charges. Cost of insurance charges are net of reinsurance premiums and cost of reinsurance for universal life insurance products. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2013 and 2012.

RiverSource Life Insurance Co. of New York

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 16 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	—
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	(448)
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—

Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

RiverSource Life Insurance Co. of New York

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $68 million and $13 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 90% and 91%, respectively of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012 approximately $103.1 million and $121.8 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$348,703	$356,761	20%	$365,730	$395,742	21%
AA	81,393	93,163	5	84,505	101,192	5
A	339,433	363,207	21	329,686	366,516	20
BBB	775,835	834,404	48	796,182	912,696	48
Below investment grade	108,414	109,934	6	106,533	109,064	6

Total fixed maturities	$1,653,778	$1,757,469	100%	$1,682,636	$1,885,210	100%

At December 31, 2013 and 2012, approximately 44% and 36%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)

Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

RiverSource Life Insurance Co. of New York

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities are attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Beginning balance	$1,299	$2,727	$1,927
Credit losses for which an other-than-temporary impairment was not previously recognized	—	36	646
Credit losses for which an other-than-temporary impairment was previously recognized	117	407	154
Reductions for securities sold during the period (realized)	—	(1,871)	—

Ending balance	$1,416	$1,299	$2,727

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains (Loss)	Income Tax	Gains (Loss)

Balances at January 1, 2011	$74,711	$(26,149)	$48,562
Net unrealized securities gains arising during the period(1)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balances at December 31, 2011	100,184	(35,065)	65,119 (2)
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	29,090	(10,181)	18,909

Balances at December 31, 2013	$66,737	$(23,358)	$43,379 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)	Includes $157 thousand, $544 thousand and $1.1 million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Gross realized investment gains	$1,263	$1,086	$2,036
Gross realized investment losses	(11)	(180)	(558)
Other-than-temporary impairments	(117)	(443)	(800)

Total	$1,135	$463	$678

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in thousands)	Cost	Fair Value

Due within one year	$76,502	$78,156
Due after one year through five years	438,264	467,046
Due after five years through 10 years	480,500	501,899
Due after 10 years	242,457	286,996

	1,237,723	1,334,097
Residential mortgage backed securities	195,756	197,020
Commercial mortgage backed securities	154,518	157,848
Asset backed securities	65,781	68,504

Total	$1,653,778	$1,757,469

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Income on fixed maturities	$82,640	$88,409	$95,378
Income on commercial mortgage loans	8,578	8,972	9,496
Income on policy loans and other investments	1,959	2,120	2,042

	93,177	99,501	106,916
Less: investment expenses	2,194	2,034	3,360

Total	$90,983	$97,467	$103,556

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Fixed maturities	$1,135	$463	$678
Commercial mortgage loans	—	—	(36)
Cash equivalents	—	—	1

Total	$1,135	$463	$643

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2013	2012	2011

Beginning balance	$2,038	$2,038	$2,538
Charge-offs	—	—	(500)
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2013	2012

Individually evaluated for impairment	$1,523	$1,671
Collectively evaluated for impairment	150,467	155,659

Total	$151,990	$157,330

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.5 million and $1.7 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2013 and 2012. All loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in thousands)

South Atlantic	$42,985	$43,744	28%	28%
Pacific	21,385	20,484	14	13
Mountain	18,874	22,905	13	14
Middle Atlantic	18,578	16,999	12	11
East North Central	15,614	20,276	10	13
New England	11,927	13,717	8	9
East South Central	10,519	11,204	7	7
West North Central	10,111	5,918	7	4
West South Central	1,997	2,083	1	1

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in thousands)

Retail	$40,992	$38,101	27%	24%
Industrial	34,344	44,383	22	28
Office	33,029	35,384	22	22
Apartments	28,770	28,675	19	18
Mixed use	4,217	2,841	3	2
Hotel	1,523	3,752	1	3
Other	9,115	4,194	6	3

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$127,704	$133,032	$132,603
Capitalization of acquisition costs	19,195	17,111	18,066
Amortization, excluding the impact of valuation assumptions review	(13,498)	(18,337)	(12,486)
Amortization, impact of valuation assumptions review	5,400	(1,200)	(2,200)
Impact of change in net unrealized securities losses (gains)	7,964	(2,902)	(2,951)

Balance at December 31	$146,765	$127,704	$133,032

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$18,242	$21,222	$23,947
Capitalization of sales inducement costs	285	523	588
Amortization, excluding the impact of valuation assumptions review	(1,964)	(2,262)	(2,408)
Amortization, impact of valuation assumptions review	1,000	(800)	(400)
Impact of change in net unrealized securities losses (gains)	1,391	(441)	(505)

Balance at December 31	$18,954	$18,242	$21,222

7.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company, for 1996 and later issues, cedes 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company

RiverSource Life Insurance Co. of New York

retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $11.1 billion and $10.9 billion, respectively, of which $7.6 billion and $7.3 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Direct premiums	$35,607	$35,602	$34,635
Reinsurance ceded	(11,323)	(11,087)	(10,932)

Net premiums	$24,284	$24,515	$23,703

Policy and contract charges are presented on the Statements of Income net of $4.3 million, $4.5 million and $3.6 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $8.5 million, $7.5 million and $5.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $78.9 million and $72.9 million related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Policyholder account balances, future policy benefits and claims include $3.0 million and $3.3 million related to a previously assumed reinsurance arrangement as of December 31, 2013 and 2012, respectively.

8.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2013		2012

Policyholder account balances
Fixed annuities	$1,033,712		$1,062,602
Variable annuity fixed sub-accounts	250,599		235,625
VUL/UL insurance	179,924		172,553
IUL insurance	10,650		3,912
Other life insurance	39,598		39,739

Total policyholder account balances	1,514,483		1,514,431

Future policy benefits
Variable annuity GMWB	(29,203	)(1)	36,060
Variable annuity GMAB	(6,133	)(1)	5,912
Other annuity liabilities	5,590		9,164
Fixed annuities life contingent liabilities	91,092		91,380
Life, DI and LTC insurance	298,398		294,212
VUL/UL and other life insurance additional liabilities	20,735		20,421

Total future policy benefits	380,479		457,149
Policy claims and other policyholder’ funds	9,188		7,261

Total policyholder account balances, future policy benefits and claims	$1,904,150		$1,978,841

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2013	2012

Variable annuity	$3,897,764	$3,442,505
VUL insurance	395,588	343,453
Other insurance	1,103	973

Total	$4,294,455	$3,786,931

RiverSource Life Insurance Co. of New York

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

RiverSource Life Insurance Co. of New York

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator asset allocation program is a separate account investment option available under the Company’s variable universal life insurance products and new sales under its variable annuities, but as of April 2012, is no longer available for sale with a living benefit rider. The Portfolio Navigator program allows clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds, and is designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in thousands, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$2,707,746	$2,623,523	$1,251	63	$2,328,861	$2,253,448	$2,333	63
Five/six-year reset	610,893	465,907	2,829	64	600,825	459,887	6,551	63
One-year ratchet	552,355	535,168	1,151	65	493,086	477,445	3,552	64
Five-year ratchet	220,521	215,495	263	62	199,317	194,264	586	62

Total — GMDB	$4,091,515	$3,840,093	$5,494	63	$3,622,089	$3,385,044	$13,022	63

GMIB	$19,568	$18,579	$61	64	$18,405	$17,395	$235	63
GMWB:
GMWB	$239,913	$238,959	$11	67	$234,505	$233,455	$87	66
GMWB for life	1,866,258	1,849,756	92	65	1,526,459	1,516,433	225	65

Total — GMWB	$2,106,171	$2,088,715	$103	65	$1,760,964	$1,749,888	$312	65

GMAB	$298,673	$297,293	$74	56	$259,478	$259,004	$249	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $2.5 million and $10.7 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

RiverSource Life Insurance Co. of New York

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in thousands, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$394	62	$350	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$217	$448	$17,818	$4,455	$6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)

Balance at December 31, 2013	$359	$360	$(29,203)	$(6,133)	$15,125

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2013	2012

Mutual funds:
Equity	$2,136,649	$1,781,855
Bond	1,482,603	1,473,320
Other	216,828	131,865

Total mutual funds	$3,836,080	$3,387,040

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level

RiverSource Life Insurance Co. of New York

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914

Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469

Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026

Total other assets	—	54,736	—	54,736

Separate account assets	—	4,294,455	—	4,294,455

Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)

Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)

Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949

Total other liabilities	8,669	77,558	—	86,227

Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Co. of New York

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210

Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809

Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$998	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total policyholder account balances, future policy benefits and claims	—	—	40,932	40,932

Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$21,833	$40,932	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $20.1 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Commercial					GMWB and
	Corporate	Mortgage	Asset			IUL	GMAB
	Debt	Backed	Backed			Embedded	Embedded
(in thousands)	Securities	Securities	Securities	Total		Derivatives	Derivatives	Total

Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive loss	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Sales	—	—	—	—		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers into Level 3	—	—	—	—		—	—	—
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—

Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances,
		Residential	Commercial				Future Policy Benefits and Claims
	Corporate	Mortgage	Mortgage	Asset			IUL
	Debt	Backed	Backed	Backed			Embedded	GMWB and
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives	GMAB Embedded Derivatives	Total

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Sales	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $3.4 million gain included in net investment income and a $149 thousand gain included in net realized investment gains in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(9.2) million, $(3.7) million and $11.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other

RiverSource Life Insurance Co. of New York

securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 42.2%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 5.0%	2.2%
IUL embedded derivatives	$998	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market

RiverSource Life Insurance Co. of New York

transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied

RiverSource Life Insurance Co. of New York

volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

	December 31, 2012

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663
Policy loans	39,389	—	—	38,031	38,031
Restricted cash	3,500	3,500	—	—	3,500

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,065,611	$—	$—	$1,181,409	$1,181,409
Separate account liabilities	5,811	—	5,811	—	5,811

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $14.6 million, $13.0 million and $11.9 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $29.1 million, $27.6 million and $30.7 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2013, 2012 and 2011, the Company paid cash dividends of $25.0 million, $50.0 million and $78.6 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2013 and 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $12.1 million and $2.7 million, respectively. Amounts due to RiverSource Life for federal income taxes were nil and $6.7 million at December 31, 2013 and 2012, respectively.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $111.4 million, $93.2 million and $(3.8) million for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

At December 31, 2013 and 2012, bonds carried at $289 thousand and $307 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net income, per accompanying GAAP financial statements	$54,389	$37,818	$38,796
Capitalization/amortization of DAC, net (GAAP item)	(11,097)	2,426	(3,380)
Capitalization/amortization of DSIC, net (GAAP item)	679	2,539	2,220
Change in deferred income taxes(1)(2)	1,140	1,077	(4,970)
Change in future policy benefits(1)	(29,614)	(5,403)	(5,169)
Change in separate account liability adjustment (SAP item)	4,368	(617)	(2,605)
Derivatives(1)(2)	68,116	40,461	(31,473)
Other, net	2,460	4,115	360

Net income (loss), SAP basis(3)	$90,441	$82,416	$(6,221)

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2013	2012

Shareholder’s equity, per accompanying GAAP financial statements	$380,809	$396,685
DAC (GAAP item)	(146,765)	(127,704)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(103,691)	(202,574)
DSIC (GAAP item)	(18,954)	(18,242)
Future policy benefits(1)	(27,080)	20,471
Deferred income taxes, net(1)	50,269	62,419
Separate account liability adjustment (SAP item)	158,297	153,929
Non-admitted assets (SAP item)	(32,036)	(16,299)
Interest maintenance reserve	(6,917)	(8,298)
Other, net	(3,614)	(7,609)

Capital and surplus, SAP basis(2)	$250,318	$252,778

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $141.5 million and $144.0 million at December 31, 2013 and 2012, respectively.

14.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—

Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

RiverSource Life Insurance Co. of New York

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$62,809	$—	$62,809	$(18,056)	$(19,030)	$(20,041)	$5,682

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42

Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$21,833	$—	$21,833	$(18,056)	$(2,818)	$—	$959

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$21,710	$38,757	Other liabilities	$37,278		$3,023
Equity contracts	Other assets	32,407	23,939	Other liabilities	48,737		18,782
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(38,357	)(2)	39,934

Total GMWB and GMAB		54,117	62,696		47,658		61,739

Other derivatives:
Equity
IUL	Other assets	619	113	Other liabilities	212		28
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	3,293		998

Total other		619	113		3,505		1,026

Total derivatives		$54,736	$62,809		$51,163		$62,765

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(40,944)	$14,356	$28,823
Equity contracts	Benefits, claims, losses and settlement expenses	(49,169)	(62,257)	7,402
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,247	1,443	(188)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	78,292	39,517	(57,801)

Total GMWB and GMAB		(10,574)	(6,941)	(21,764)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	299	(8)	—
IUL embedded derivatives	Interest credited to fixed accounts	411	(52)	—

Total other		710	(60)	—

Total derivatives		$(9,864)	$(7,001)	$(21,764)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2013 and 2012, the gross notional

RiverSource Life Insurance Co. of New York

amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.4 billion and $2.0 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable

2014	$13,104
2015	12,566
2016	11,170
2017	8,397
2018	6,178
2019-2025	13,200

Total	$64,615

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $12.6 million and $4.3 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $50.2 million and $3.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $50.2 million and $2.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1.0 million, respectively.

RiverSource Life Insurance Co. of New York

16.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

		Amount Reclassified
		from AOCI
AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in thousands)

Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(1,135)
Tax expense	Income tax provision	397

Net of tax		$(738)

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $18.9 million, net of tax, for the year ended December 31, 2013. See Note 4 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Current income tax:
Federal	$20,332	$13,781	$16,722
State	318	(8)	(579)

Total current income tax	20,650	13,773	16,143

Deferred federal income tax benefit	1,140	1,077	(4,971)

Income tax provision	$21,790	$14,850	$11,172

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.2)	(7.5)	(9.6)
Foreign tax credit, net of addback	(0.8)	(0.2)	(1.9)
State taxes, net of federal benefit	0.3	—	(0.8)
Taxes applicable to prior years	1.3	0.9	(0.2)
Other	—	—	(0.1)

Income tax provision	28.6%	28.2%	22.4%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 along with higher pretax income relative to tax preferred items compared to the prior year.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$49,050	$77,591
Investment related	20,295	—
Other	2,297	1,127

Gross deferred income tax assets	71,642	78,718

Deferred income tax liabilities
Deferred acquisition costs	35,468	28,761
Net unrealized gains on Available-for Sale securities	23,358	47,785
Investment related	—	13,890
DSIC	6,634	6,385
Other	996	—

Gross deferred income tax liabilities	66,456	96,821

Net deferred income tax assets (liabilities)	$5,186	$(18,103)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$4,210	$6,424	$2,330
Additions based on tax positions related to the current year	625	—	—
Additions for tax positions of prior years	2,727	904	6,000
Reductions for tax positions of prior years	—	(2,509)	(634)
Settlements	—	(609)	(1,272)

Balance at December 31	$7,562	$4,210	$6,424

If recognized, approximately $904 thousand, $110 thousand and $424 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.5 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $60 thousand, a net increase of $205 thousand and a net reduction of $3.9 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $2.3 million and $2.2 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for the years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net unrealized securities gains (losses)	$(24,428)	$12,721	$8,916

18.	COMMITMENTS, GUARANTEES AND CONTINGENCIES
Commitments
At December 31, 2013 and 2012, the Company’s funding commitments for commercial mortgage loan commitments was nil and $4.1 million, respectively.

RiverSource Life Insurance Co. of New York

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $1.7 million and $5.0 million, respectively, and the related premium tax asset was $1.4 million and $3.2 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
1-800-504-0469

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, NY.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
45313 W (5/14)